United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/16

Date of Reporting Period: 07/31/16

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2016
Ticker	FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	30.3%
Variable Rate Instruments	22.4%
Bank Instruments	32.7%
Other Repurchase Agreements and Repurchase Agreements	14.6%
Investment Company	0.0%[2]
Other Assets and Liabilities—Net[3]	0.0%[2]
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	42.4%[5]
8-30 Days	19.8%
31-90 Days	33.7%
91-180 Days	3.0%
181 Days or more	1.1%
Other Assets and Liabilities—Net[3]	0.0%[2]
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 17.68% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—32.7%
		Banking—32.7%
$470,000,000		Bank of Montreal, 0.39% - 0.40%, 8/1/2016 - 8/3/2016	$470,000,000
456,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.53% - 0.78%, 8/12/2016 - 10/11/2016	456,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.85%, 8/24/2016	100,000,000
260,000,000		Credit Agricole Corporate and Investment Bank, 0.43%, 8/11/2016	260,000,000
345,000,000		Credit Industriel et Commercial, 0.39%, 8/4/2016	345,000,000
316,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.57% - 0.75%, 9/8/2016 - 10/3/2016	316,014,339
230,000,000		Landesbank Baden-Wurttemberg, 0.43%, 8/3/2016	230,000,000
400,000,000		Mizuho Bank Ltd., 0.72% - 0.78%, 8/3/2016 - 8/26/2016	399,883,895
190,000,000		Mizuho Bank Ltd., 0.56%, 9/9/2016	190,000,000
65,000,000		Natixis, 0.64%, 9/13/2016	65,000,000
220,000,000		Rabobank Nederland NV, Utrecht, 0.70% - 0.865, 9/22/2016 - 11/1/2016	220,020,044
100,000,000		Standard Chartered Bank PLC, 0.70%, 9/2/2016	100,000,000
495,000,000		Sumitomo Mitsui Banking Corp., 0.70% - 0.75%, 8/15/2016 - 10/12/2016	495,000,000
130,000,000		Toronto Dominion Bank, 0.75% - 1.00%, 8/8/2016 - 11/10/2016	130,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,776,918,278
		COMMERCIAL PAPER—30.3%[1]
		Aerospace/Auto—0.5%
59,100,000	[2,3]	ERAC USA Finance LLC, (GTD by Enterprise Holdings, Inc.), 0.831%, 8/4/2016	59,095,912
400,000	[2,3]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.741%, 8/5/2016	399,967
		TOTAL	59,495,879
		Banking—13.7%
200,520,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 0.54% - 0.701%, 8/18/2016 - 9/28/2016	200,382,233
100,000,000	[2,3]	Barclays Bank PLC, 0.40%, 8/1/2016	100,000,000
135,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.874% - 1.119%, 10/26/2016 - 2/22/2017	134,401,237
150,000,000	[2,3]	Cancara Asset Securitization LLC, 0.56% - 0.601%, 8/30/2016 - 9/12/2016	149,919,889
100,000,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.601%, 8/23/2016	99,963,333
25,000,000	[2,3]	HSBC USA, Inc., 0.859%, 8/4/2016	24,998,219
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Banking—continued
$85,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.53% - 0.912%, 8/5/2016 - 11/4/2016	$84,874,984
20,000,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.902%, 10/24/2016	19,958,000
450,000,000	[2,3]	Standard Chartered Bank PLC, 0.671% - 0.701%, 8/5/2016 - 9/1/2016	449,808,000
150,000,000	[2,3]	Starbird Funding Corp., 0.701%, 10/4/2016	149,813,333
170,000,000	[2,3]	Versailles Commercial Paper LLC, (Natixis LIQ), 0.671% - 0.681%, 9/2/2016 - 9/12/2016	169,884,911
		TOTAL	1,584,004,139
		Chemicals—0.8%
35,400,000	[2,3]	DuPont (E.I.) de Nemours & Co., 0.751% - 0.791%, 8/25/2016 - 9/6/2016	35,377,524
57,900,000		PPG Industries, Inc., 0.741% - 0.751%, 8/12/2016 - 8/19/2016	57,881,787
		TOTAL	93,259,311
		Container/Packaging—0.2%
16,950,000	[2,3]	Bemis Co., Inc., 0.70% - 0.71%, 8/8/2016 - 8/10/2016	16,947,542
		Electric Power—0.3%
38,605,000		Virginia Electric & Power Co., 0.721%, 8/3/2016 - 8/4/2016	38,603,256
		Electrical Equipment—0.5%
58,000,000	[2,3]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.72% - 0.76%, 8/17/2016 - 8/25/2016	57,979,659
		Finance - Commercial—3.0%
341,650,000	[2,3]	Atlantic Asset Securitization LLC, 0.631% - 0.721%, 8/16/2016 - 9/28/2016	341,346,793
		Finance - Retail—7.4%
300,000,000	[2,3]	Barton Capital S.A., 0.601% - 0.701%, 9/8/2016 - 9/26/2016	299,740,000
120,000,000	[2,3]	Chariot Funding LLC, 0.957% - 1.008%, 10/12/2016 - 2/1/2017	119,579,097
439,000,000	[2,3]	Sheffield Receivables Company LLC, 0.55% - 0.862%, 8/2/2016 - 9/21/2016	438,863,539
		TOTAL	858,182,636
		Food & Beverage—0.3%
38,200,000	[2,3]	Agrium, Inc., 0.73% - 0.851%, 8/2/2016 - 8/24/2016	38,191,069
		Machinery, Equipment, Auto—0.0%
5,000,000	[2,3]	Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. Support Agreement), 0.68%, 8/22/2016	4,998,017
		Municipal—0.3%
30,000,000		Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 0.701%, 10/12/2016	29,958,000
		Pharmaceuticals and Health Care—0.4%
50,000,000	[2,3]	Abbott Laboratories, 0.65%, 8/3/2016	49,998,194
Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Sovereign—2.9%
$185,000,000	[2,3]	Erste Abwicklungsanstalt, 0.661% - 0.722%, 8/16/2016 - 10/14/2016	$184,846,700
145,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.722%, 10/20/2016	144,776,700
		TOTAL	329,623,400
		TOTAL COMMERCIAL PAPER	3,502,587,895
		NOTES-VARIABLE—22.4%[4]
		Aerospace/Auto—0.4%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.857%, 10/7/2016	50,000,000
		Banking—19.3%
30,000,000		Alaska State Housing Finance Corp., (2009 Series D), (Bank of America N.A. LIQ), 0.44%, 8/4/2016	30,000,000
50,000,000		Bank of Montreal, 0.987%, 9/9/2016	50,000,000
125,000,000		Bank of Nova Scotia, Toronto, 0.855%, 8/2/2016	125,000,000
15,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.946%, 2/13/2017	15,000,000
25,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.936%, 2/13/2017	25,000,000
124,050,000	[2,3]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), (LIQ: JP Morgan Chase), 0.48%, 8/1/2016	124,050,000
56,385,000	[2,3]	BlackRock MuniHoldings Fund, Inc., VMTP Preferred Shares (Series T0017), (LIQ: JP Morgan Chase), 0.48%, 8/1/2016	56,385,000
34,140,000	[2,3]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), (LIQ: JP Morgan Chase), 0.48%, 8/1/2016	34,140,000
113,000,000	[2,3]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012), (LIQ: JP Morgan Chase), 0.48%, 8/1/2016	113,000,000
20,000,000	[2,3]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015), (LIQ: JP Morgan Chase), 0.48%, 8/1/2016	20,000,000
155,000,000		Canadian Imperial Bank of Commerce, 0.902%, 8/8/2016	155,000,000
3,865,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 0.496%, 8/4/2016	3,865,000
3,075,000		Connecticut Health and Educational Facilities Authority, Series D Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.46%, 8/4/2016	3,075,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 0.74%, 8/3/2016	10,265,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 0.55%, 8/4/2016	9,590,000
75,000,000	[2,3]	Fairway Finance Co. LLC, (Bank of Montreal LIQ), 0.847%, 11/28/2016	75,000,000
4,420,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 0.59%, 8/4/2016	4,420,000
4,290,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.85%, 8/5/2016	4,290,000
Annual Shareholder Report
4

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$51,405,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.80%, 8/4/2016	$51,405,000
16,250,000		Grand River Dam Authority, OK, Series 2014-C, (Barclays Bank PLC LOC), 0.53%, 8/4/2016	16,250,000
1,210,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.85%, 8/5/2016	1,210,000
3,105,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 1.00%, 8/4/2016	3,105,000
2,550,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.84%, 8/2/2016	2,550,000
125,000,000	[2,3]	J.P. Morgan Securities LLC, 0.957%, 11/3/2016	125,000,000
20,000,000		J.P. Morgan Securities LLC, 0.812%, 8/9/2016	20,000,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.55%, 8/4/2016	18,085,000
175,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003 - B, (Fulton Bank, N.A. LOC), 1.00%, 8/4/2016	175,000
13,840,000		Maryland State EDC, Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.83%, 8/2/2016	13,840,000
8,155,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.83%, 8/2/2016	8,155,000
57,000,000		Maryland State EDC, Human Genome Sciences Series 2001-A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.84%, 8/2/2016	57,000,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 0.47%, 8/4/2016	5,375,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-B, (PNC Bank, N.A. LOC), 0.42%, 8/4/2016	25,000,000
58,160,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) (Barclays Bank PLC LIQ), 0.50%, 8/3/2016	58,160,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 0.55%, 8/4/2016	3,405,000
11,600,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.45%, 8/4/2016	11,600,000
53,270,000	[2,3]	Puttable Floating Option Taxable Notes, P-FLOATs (Series TNP-1014), (LIQ: Bank of America), 0.55%, 8/1/2016	53,270,000
23,935,000		RBS Insurance Trust, Series 2015, (BOKF, N.A. LOC), 0.55%, 8/4/2016	23,935,000
50,000,000		Royal Bank of Canada, Montreal, 0.923%, 10/14/2016	50,000,000
170,000,000		Royal Bank of Canada, Montreal, 1.017%, 8/29/2016	170,000,000
150,000,000		Royal Bank of Canada, Montreal, 0.978%, 8/16/2016	150,000,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 0.55%, 8/4/2016	9,470,000
Annual Shareholder Report
5

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 0.46%, 8/4/2016	$13,875,000
3,600,000		Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 0.55%, 8/4/2016	3,600,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.55%, 8/4/2016	8,820,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.55%, 8/4/2016	9,825,000
5,305,000		The Larry L. Henry 2013 Family Trust II, Series 2015, (BOKF, N.A. LOC), 0.55%, 8/4/2016	5,305,000
7,995,000		The Larry L. Henry 2013 Family Trust, Series 2015, (BOKF, N.A. LOC), 0.55%, 8/4/2016	7,995,000
5,565,000		The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 0.55%, 8/4/2016	5,565,000
50,000,000		Toronto Dominion Bank, 1.036%, 9/2/2016	50,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 0.55%, 8/4/2016	7,305,000
364,580,000		Wells Fargo Bank, N.A., 0.827%, 9/22/2016	364,580,000
1,970,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.82%, 8/3/2016	1,970,000
13,000,000		Yavapai County, AZ IDA - Recovery Zone Facility, Taxable (Series 2015), (Bank of Nova Scotia, Toronto LOC), 0.55%, 8/4/2016	13,000,000
2,510,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.49%, 8/4/2016	2,510,000
1,530,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.52%, 8/3/2016	1,530,000
		TOTAL	2,230,950,000
		Finance - Commercial—0.2%
2,590,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.57%, 8/4/2016	2,590,000
20,545,000	[2,3]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.54%, 8/4/2016	20,545,000
3,745,000	[2,3]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.54%, 8/4/2016	3,745,000
		TOTAL	26,880,000
		Government Agency—0.5%
9,767,000		Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 0.45%, 8/4/2016	9,767,000
14,000,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3, (LIQ: Federal Home Loan Bank of Chicago), 0.45%, 8/4/2016	14,000,000
27,330,000		Traill County, ND, (Series 2009), (CoBank, ACB LOC), 0.47%, 8/4/2016	27,330,000
		TOTAL	51,097,000
Annual Shareholder Report
6

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Municipals—1.9%
$71,665,000		California Statewide CDA , (Series 2004L), 0.38%, 8/3/2016	$71,665,000
77,040,000		California Statewide CDA , (Series 2009 C-3), 0.38%, 8/3/2016	77,040,000
45,330,000		Harris County, TX Education Facilities Finance Corp., (Series 2016E), 0.44%, 8/3/2016	45,330,000
17,900,000		Ohio State University, (Series 2008B), 0.45%, 8/3/2016	17,900,000
4,000,000		Ohio State University, (Series 2010E), 0.44%, 8/3/2016	4,000,000
		TOTAL	215,935,000
		Water Utility—0.1%
12,000,000		Hampton Roads, VA Sanitation District, (Series 2016B), 0.44%, 8/4/2016	12,000,000
		TOTAL NOTES—VARIABLE	2,586,862,000
		OTHER REPURCHASE AGREEMENTS—7.6%
275,000,000		BNP Paribas S.A., 0.60%, interest in a $300,000,000 collateralized loan agreement, dated 7/29/2016, will repurchase securities provided as collateral for $300,015,000 on 8/1/2016, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $306,015,300 have been received as collateral and held with BNY Mellon as tri-party agent.	275,000,000
235,000,000	[5]	Citigroup Global Markets, Inc., 0.80% - 1.05%, interest in a $235,000,000 collateralized loan agreement, dated 6/15/2016 - 7/29/2016, will repurchase securities provided as collateral for $235,294,333 on 8/1/2016 – 8/16/2016, in which asset-backed securities with a market value of $239,928,820 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
250,000,000		Credit Suisse Securities (USA) LLC, 0.65%, interest in a $250,000,000 collateralized loan agreement, dated 7/28/2016, will repurchase securities provided as collateral for $250,031,597 on 8/4/2016, in which collateralized mortgage obligations with a market value of $255,005,508 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
17,500,000		Goldman Sachs & Co., 0.50%, interest in a $17,500,000 collateralized loan agreement, dated 7/26/2016, will repurchase securities provided as collateral for $17,501,701 on 8/2/2016, in which collateralized mortgage obligations with a market value of $17,851,488 have been received as collateral and held with BNY Mellon as tri-party agent.	17,500,000
100,000,000	[5]	Wells Fargo Securities LLC, 0.67% - 0.85%, interest in a $100,000,000 collateralized loan agreement, dated 7/5/2016 - 7/12/2016, will repurchase securities provided as collateral for $100,166,077 on 9/6/2016 – 10/11/2016, in which asset-backed securities and common stocks with a market value of $102,049,726 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	877,500,000
Annual Shareholder Report
7

Principal Amount			Value
		REPURCHASE AGREEMENTS—7.0%
$341,000,000		Interest in $1,000,000,000 joint repurchase agreement, 0.35% dated 7/29/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $1,000,029,167 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2056 and the market value of those underlying securities was $1,020,029,955.	$341,000,000
475,000,000		Interest in $750,000,000 joint repurchase agreement, 0.35% dated 7/29/2016 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,021,875 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 9/15/2065 and the market value of those underlying securities was $765,593,723.	475,000,000
		TOTAL REPURCHASE AGREEMENTS	816,000,000
		INVESTMENT COMPANY—0.0%
500,000	[6]	Federated Institutional Money Market Management, Institutional Shares, 0.41%[7] (AT NET ASSET VALUE)	500,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[8]	11,560,368,173
		OTHER ASSETS AND LIABILITIES—0.0%[9]	2,288,670
		TOTAL NET ASSETS—100%	$11,562,656,843
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.8% of the Fund's portfolio as calculated based upon total market value. (unaudited)
1	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $4,041,279,852, which represented 35.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $4,041,279,852, which represented 35.0% of total net assets.
4	Floating rate note with current rate shown.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Affiliated holding.
7	7-day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Certificates of Deposit	$—	$ 3,776,918,278	—	$ 3,776,918,278
Commercial Paper	—	3,502,587,895	—	3,502,587,895
Notes - Variable	—	2,586,862,000	—	2,586,862,000
Other Repurchase Agreements	—	877,500,000	—	877,500,000
Repurchase Agreements	—	816,000,000	—	816,000,000
Investment Company	500,000	—	—	500,000
TOTAL SECURITIES	$500,000	$11,559,868,173	$—	$11,560,368,173
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
UT	—Unlimited Tax
VMTP	—Variable Rate Municipal Term Preferred
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.52%[4]	0.27%[4]	0.25%[4]	0.32%	0.40%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.72%	1.05%	1.07%	0.99%	0.93%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,562,657	$12,847,237	$11,591,418	$11,918,210	$10,720,892
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio is 0.52%, 0.27%, and 0.25% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2016
Assets:
Investment in securities	$9,866,868,173
Investments in other repurchase agreements and repurchase agreements	1,693,500,000
Total investment in securities, at value including $500,000 of investment in an affiliated holding (Note 5) (identified cost $11,560,368,173)		$11,560,368,173
Cash		398,440
Income receivable		6,899,511
TOTAL ASSETS		11,567,666,124
Liabilities:
Payable for shares redeemed	2,294
Payable for distribution services fee (Note 5)	3,472,748
Payable for transfer agent fee	963,456
Payable for share registration costs	173,185
Payable for investment adviser fee (Note 5)	85,861
Payable for administrative fee (Note 5)	74,115
Accrued expenses (Note 5)	237,622
TOTAL LIABILITIES		5,009,281
Net assets for 11,562,605,049 shares outstanding		$11,562,656,843
Net Assets Consists of:
Paid-in capital		$11,562,592,492
Accumulated net realized gain on investments		64,351
TOTAL NET ASSETS		$11,562,656,843
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,562,656,843 ÷ 11,562,605,049 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$69,502,496
Dividends received from an affiliated holding (Note 5)			1,448
TOTAL INCOME			69,503,944
Expenses:
Investment adviser fee (Note 5)		$28,970,590
Administrative fee (Note 5)		10,466,729
Custodian fees		451,275
Transfer agent fees		13,449,516
Directors'/Trustees' fees (Note 5)		101,355
Auditing fees		22,650
Legal fees		8,220
Distribution services fee (Note 5)		73,591,004
Other service fees (Note 2)		33,450,456
Portfolio accounting fees		175,540
Share registration costs		3,500,875
Printing and postage		1,305,637
Miscellaneous (Note 5)		55,776
TOTAL EXPENSES		165,549,623
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(14,941,857)
Waivers of other operating expenses (Notes 2 and 5)	(81,102,880)
Reduction of custodian fees (Note 6)	(942)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(96,045,679)
Net expenses			69,503,944
Net investment income			—
Net realized gain on investments			125,061
Change in net assets resulting from operations			$125,061
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	125,061	57,700
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	125,061	57,700
Distributions to Shareholders:
Distributions from net realized gain on investments	(116,871)	(48,569)
Share Transactions:
Proceeds from sale of shares	5,527,321,760	5,646,699,307
Net asset value of shares issued to shareholders in payment of distributions declared	114,153	47,528
Cost of shares redeemed	(6,812,023,862)	(4,390,937,198)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,284,587,949)	1,255,809,637
Change in net assets	(1,284,579,759)	1,255,818,768
Net Assets:
Beginning of period	12,847,236,602	11,591,417,834
End of period	$11,562,656,843	$12,847,236,602
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. The detail of the total fund expense waivers, reimbursement and reduction of $96,045,679 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended July 31, 2016, an unaffiliated third-party waived $14,583 of portfolio accounting fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, unaffiliated third-party financial intermediaries waived the entire $33,450,456 of other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
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15

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2016	2015
Shares sold	5,527,321,760	5,646,699,307
Shares issued to shareholders in payment of distributions declared	114,153	47,528
Shares redeemed	(6,812,023,862)	(4,390,937,198)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,284,587,949)	1,255,809,637
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4. Federal tax information
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary Income[1]	$116,871	$48,569
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$64,351
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to September 30, 2015, the annual advisory fee was 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the Adviser voluntarily waived $14,941,619 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, FSC waived $47,637,841 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2016, FSC did not retain any fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions, which complied with Rule 17a-7 under the Act, amounted to $158,760,000 and 25,200,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2016, the Adviser reimbursed the Fund $238. Transactions involving the affiliated holding during the year ended July 31, 2016, were as follows:
Federated Institutional Money Market Management, Institutional Shares
Balance of Shares Held 7/31/2015	—
Purchases/Additions	500,000
Sales/Reductions	—
Balance of Shares Held 7/31/2016	500,000
Value	$500,000
Dividend Income	$1,448
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2016, the Fund's expenses were reduced by $942 under these arrangements.
7. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
10. Regulatory Matters
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF FEDERATED CAPITAL RESERVES FUND:
We have audited the accompanying statement of assets and liabilities of Federated Capital Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 22, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$3.28
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.58	$3.32
1	Expenses are equal to the Fund's annualized net expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.07 and $5.12, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2016
Federated Capital Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
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the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.10% reduction in the stated gross investment advisory fee from 0.30% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is September 30, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
41050 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
A	GRAXX
B	GRBXX
C	GRCXX
F	GRGXX
P	GRFXX

Federated Government Reserves Fund
Fund Established 2005

A Portfolio of Money Market Obligations Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2015 through July 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	51.0%
Repurchase Agreements	46.8%
U.S. Treasury Securities	3.0%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.4%
8-30 Days	17.9%
31-90 Days	11.6%
91-180 Days	11.5%
181 Days or more	7.4%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		GOVERNMENT AGENCIES—51.0%
$425,000,000	[1]	Federal Farm Credit System Discount Notes, 0.50% - 0.65%, 9/21/2016 - 4/19/2017	$423,684,161
1,007,494,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.429% - 0.653%, 8/1/2016 - 8/29/2016	1,007,505,120
1,269,500,000		Federal Home Loan Bank System Notes, 0.44% - 0.85%, 8/1/2016 - 5/25/2017	1,269,360,255
1,684,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.34% - 0.80%, 8/3/2016 - 5/1/2017	1,681,588,908
1,240,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.42% - 0.694%, 8/1/2016 - 10/27/2016	1,240,449,017
95,000,000		Federal Home Loan Mortgage Corp. Notes, 0.625% - 0.75%, 11/1/2016 - 5/8/2017	95,003,497
364,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.466% - 0.681%, 8/12/2016 - 9/8/2016	363,985,734
179,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.50% - 0.52%, 9/1/2016 - 12/16/2016	178,831,579
240,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.483% - 0.507%, 8/8/2016 - 8/20/2016	239,974,653
		TOTAL GOVERNMENT AGENCIES	6,500,382,924
		U.S. TREASURY—3.0%
203,000,000		United States Treasury Notes, 0.50% - 2.75%, 11/30/2016	204,126,181
125,000,000		United States Treasury Notes, 3.00%, 8/31/2016	125,253,783
50,000,000		United States Treasury Notes, 4.875%, 8/15/2016	50,080,729
		TOTAL U.S. TREASURY	379,460,693
		REPURCHASE AGREEMENTS—46.8%
550,000,000		Repurchase agreement, 0.35% dated 7/29/2016 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $550,016,042 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/20/2046 and the market value of those underlying securities was $561,198,319.	550,000,000
548,000,000		Interest in $1,000,000,000 joint repurchase agreement, 0.35% dated 7/29/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $1,000,029,167 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2056 and the market value of those underlying securities was $1,020,029,955.	548,000,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,000,000,000	Repurchase agreement, 0.31% dated 7/27/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $1,000,060,278 on 8/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,020,043,979.	$1,000,000,000
400,000,000	Repurchase agreement, 0.32% dated 7/28/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $400,024,889 on 8/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $408,014,507.	400,000,000
100,000,000	Repurchase agreement, 0.33% dated 7/29/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,002,750 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $102,002,839.	100,000,000
350,000,000	Repurchase agreement, 0.33% dated 7/29/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $350,009,625 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $357,009,857.	350,000,000
200,000,000	Repurchase agreement, 0.36% dated 7/29/2016 under which BNP Paribas SA will repurchase the securities provided as collateral for $200,006,000 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2045 and the market value of those underlying securities was $204,006,120.	200,000,000
10,000,000	Repurchase agreement, 0.36% dated 7/29/2016 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $10,000,300 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2023 and the market value of those underlying securities was $10,200,364.	10,000,000
500,000,000	Repurchase agreement, 0.33% dated 7/28/2016 under which Citigroup Global Market, Inc. will repurchase the securities provided as collateral for $500,032,083 on 8/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2030 and the market value of those underlying securities was $510,019,059.	500,000,000
Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$275,000,000	Interest in $750,000,000 joint repurchase agreement, 0.35% dated 7/29/2016 under which Citigroup Global Market, Inc. will repurchase the securities provided as collateral for $750,021,875 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2065 and the market value of those underlying securities was $765,593,723.	$275,000,000
575,000,000	Repurchase agreement, 0.38% dated 7/29/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $575,018,208 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2024 and the market value of those underlying securities was $586,518,647.	575,000,000
375,000,000	Repurchase agreement, 0.39% dated 7/29/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $375,012,188 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2047 and the market value of those underlying securities was $386,262,553.	375,000,000
83,000,000	Interest in $100,000,000 joint repurchase agreement, 0.33% dated 7/29/2016 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $100,002,750 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $102,002,827.	83,000,000
250,000,000	Repurchase agreement, 0.34% dated 7/29/2016 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $250,007,083 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/15/2026 and the market value of those underlying securities was $255,007,264.	250,000,000
50,000,000	Repurchase agreement, 0.36% dated 7/29/2016 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,001,500 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2050 and the market value of those underlying securities was $51,501,546.	50,000,000
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$700,000,000	Repurchase agreement, 0.36% dated 7/29/2016 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $700,021,000 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2050 and the market value of those underlying securities was $721,021,631.	$700,000,000
	TOTAL REPURCHASE AGREEMENTS	5,966,000,000
	TOTAL INVESTMENTS—100.8% (AT AMORTIZED COST)[3]	12,845,843,617
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[4]	(97,303,689)
	TOTAL NET ASSETS—100%	$12,748,539,928
1	Discount rate at time of purchase.
2	Floating rate note with current rate shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.40%[5]	0.15%[6]
Net investment income	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.62%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$89,786	$218
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.40% for the year ended July 31, 2016, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.40%[5]	0.15%[6]
Net investment income	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.99%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,892	$18
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.40% for the year ended July 31, 2016, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.40%[5]	0.15%[6]
Net investment income	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.97%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,783	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.40% for the year ended July 31, 2016, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.40%[5]	0.15%[6]
Net investment income	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.63%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,066	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.40% for the year ended July 31, 2016, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class P Shares1
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.31%[5]	0.11%[5]	0.10%[5]	0.18%	0.17%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.89%	1.18%	1.20%	1.12%	1.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,639,013	$12,194,155	$11,135,915	$12,026,528	$11,201,045
1	Effective July 20, 2015, the Fund's original shares were redesignated as Class P Shares.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31%, 0.11% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2016
Assets:
Investment in securities	$6,879,843,617
Investments in repurchase agreements	5,966,000,000
Total investment in securities, at amortized cost and fair value		$12,845,843,617
Cash		541,846
Income receivable		7,253,791
Receivable for shares sold		431,264
TOTAL ASSETS		12,854,070,518
Liabilities:
Payable for investments purchased	101,794,912
Payable for shares redeemed	86,434
Payable for distribution services fee (Note 5)	1,840,696
Payable for investment adviser fee (Note 5)	176,211
Payable for administrative fee (Note 5)	81,714
Payable for other service fees (Notes 2 and 5)	28,291
Accrued expenses (Note 5)	1,522,332
TOTAL LIABILITIES		105,530,590
Net assets for 12,748,520,189 shares outstanding		$12,748,539,928
Net Assets Consists of:
Paid-in capital		$12,748,519,064
Accumulated net realized gain on investments		20,864
TOTAL NET ASSETS		$12,748,539,928
Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$89,786,492 ÷ 89,786,342 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
$5,891,892 ÷ 5,891,883 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
$10,782,800 ÷ 10,782,783 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
$3,066,101 ÷ 3,066,096 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
$12,639,012,643 ÷ 12,638,993,085 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$41,227,444
Expenses:
Investment adviser fee (Note 5)		$26,478,014
Administrative fee (Note 5)		10,356,216
Custodian fees		378,610
Transfer agent fees (Notes 2 and 5)		13,416,161
Directors'/Trustees' fees (Note 5)		96,881
Auditing fees		29,400
Legal fees		8,553
Distribution services fee (Note 5)		72,776,309
Other service fees (Notes 2 and 5)		33,080,656
Portfolio accounting fees		194,079
Share registration costs		534,410
Printing and postage		1,338,888
Miscellaneous (Note 5)		58,471
TOTAL EXPENSES		158,746,648
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(8,697,998)
Waivers and reimbursements of other operating expenses (Notes 2 and 5)	(108,820,845)
Reduction of custodian fees (Note 6)	(361)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(117,519,204)
Net expenses			41,227,444
Net investment income			—
Net realized gain on investments			42,941
Change in net assets resulting from operations			$42,941
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	42,941	5,538
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	42,941	5,538
Distributions to Shareholders:
Distributions from net realized gain on investments
Class P Shares[1]	(24,389)	(3,226)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,389)	(3,226)
Share Transactions:
Proceeds from sale of shares	7,255,289,165	7,350,377,012
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	127,283,551	—
Net asset value of shares issued to shareholders in payment of distributions declared	23,647	3,161
Cost of shares redeemed	(6,828,466,775)	(6,291,905,812)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	554,129,588	1,058,474,361
Change in net assets	554,148,140	1,058,476,673
Net Assets:
Beginning of period	12,194,391,788	11,135,915,115
End of period	$12,748,539,928	$12,194,391,788
1	Effective July 20, 2015, the Fund's original shares were redesignated as Class P Shares.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Effective July 20, 2015, the Fund began offering Class A Shares, Class B Shares, Class C Shares and Class F Shares and the Fund's original shares were redesignated as Class P Shares.
On December 18, 2015, the Fund acquired all of the net assets of Federated Liberty U.S. Government Money Market Trust (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund, pursuant to a plan of reorganization approved by the Fund's Trustees. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however; the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every Class A Share, Class B Share, Class C Share and Class F Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received one Class A Share, Class B Share, Class C Share and Class F Share, respectively, of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
127,283,547	$127,283,551	$13,211,131,195	$13,338,414,746
Annual Shareholder Report
15

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$—
Net realized gain on investments	$43,145
Net increase in assets resulting from operations	$43,145
*	Due to the expense waivers/reimbursements in effect under current market conditions, there would have been no impact to net investment income and net expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
16

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares may bear distribution services fees, other services fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $117,519,204 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended July 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Class A Shares	$15,001	$(13,519)	$—
Class B Shares	4,783	(4,660)	—
Class C Shares	6,024	(5,833)	—
Class F Shares	620	(577)	—
Class P Shares	13,389,733	(12,031,460)	(1,130,042)
TOTAL	$13,416,161	$(12,056,049)	$(1,130,042)
For the year ended July 31, 2016, an unaffiliated third-party waived $16,084 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividends rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the year ended July 31, 2016, other services fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$156,354	$(58,637)	$(97,283)
Class B Shares	12,801	(12,801)	—
Class C Shares	19,930	(8)	(19,922)
Class F Shares	4,578	(1,741)	(2,825)
Class P Shares	32,886,993	—	(32,886,993)
TOTAL	$33,080,656	$(73,187)	$(33,007,023)
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted daily until maturity.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activities:
	Year Ended 7/31/2016		Period Ended 7/31/2015[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	42,343,679	$42,343,679	218,142	$218,142
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	105,367,980	105,367,984	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(58,143,459)	(58,143,459)	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	89,568,200	$89,568,204	218,142	$218,142

	Year Ended 7/31/2016		Period Ended 7/31/2015[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	6,387,979	$6,387,979	18,159	$18,159
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	6,014,620	6,014,620	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(6,528,875)	(6,528,875)	—	—
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	5,873,724	$5,873,724	18,159	$18,159
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	Year Ended 7/31/2016		Period Ended 7/31/2015[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,756,153	$8,756,153	100	$100
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	13,475,062	13,475,062	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(11,448,532)	(11,448,533)	—	—
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	10,782,683	$10,782,682	100	$100

	Year Ended 7/31/2016		Period Ended 7/31/2015[1]
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,241,852	$1,241,852	100	$100
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	2,425,885	2,425,885	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(601,741)	(601,741)	—	—
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	3,065,996	$3,065,996	100	$100

	Year Ended 7/31/2016		Year Ended 7/31/2015
Class P Shares:[2]	Shares	Amount	Shares	Amount
Shares sold	7,196,559,502	$7,196,559,502	7,350,140,511	$7,350,140,511
Shares issued to shareholders in payment of distributions declared	23,647	23,647	3,161	3,161
Shares redeemed	(6,751,744,167)	(6,751,744,167)	(6,291,905,812)	(6,291,905,812)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	444,838,982	$444,838,982	1,058,237,860	$1,058,237,860
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	554,129,585	$554,129,588	1,058,474,361	$1,058,474,361
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Effective July 20, 2015, the Fund's original shares were redesignated as Class P Shares.
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary Income[1]	$24,389	$3,226
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$20,864
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2016, the Adviser voluntarily waived $8,697,998 of its fee and voluntarily reimbursed $12,056,049 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$281,617	$(204,126)
Class B Shares	38,402	(31,996)
Class C Shares	59,790	(50,002)
Class F Shares	8,241	(5,907)
Class P Shares	72,388,259	(62,246,429)
TOTAL	$72,776,309	$(62,538,460)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2016, FSC retained $4,037,346 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2016, FSC retained $23,516, $2,474 and $409 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended July 31, 2016, FSSC received $35,721 and reimbursed $73,187 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $125,031,551.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2016, the Fund's expenses were reduced by $361 under these arrangements.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
9. Regulatory Matters
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market-based NAVs per share, as applicable.
10. Subsequent Event
Effective October 1, 2016, the Fund will no longer participate in the LOC disclosed above.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated government reserves fund:
We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 22, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,000.00	$2.09[2]
Class B Shares	$1,000.00	$1,000.00	$2.04[3]
Class C Shares	$1,000.00	$1,000.00	$2.09[4]
Class F Shares	$1,000.00	$1,000.00	$2.09[5]
Class P Shares	$1,000.00	$1,000.00	$2.09[6]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,022.77	$2.11[2]
Class B Shares	$1,000.00	$1,022.82	$2.06[3]
Class C Shares	$1,000.00	$1,022.77	$2.11[4]
Class F Shares	$1,000.00	$1,022.77	$2.11[5]
Class P Shares	$1,000.00	$1,022.77	$2.11[6]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.42%
Class B Shares	0.41%
Class C Shares	0.42%
Class F Shares	0.42%
Class P Shares	0.42%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.33 and $4.37, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.32 and $6.37, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.32 and $6.37, respectively.
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5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.33 and $4.37, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class P Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.07 and $5.12, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2009	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since December 2009. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2016
Federated Government Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.10% reduction in the stated gross investment advisory fee from 0.30% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is July 14, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
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Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
33543 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Ticker	FMTXX

Federated Institutional Prime 60 Day Fund
(effective August 1, 2016, the fund's name was changed from Federated Master Trust)

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	98.6%
Other Assets and Liabilities—Net[2]	1.4%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	98.6%
8 to 30 Days	0.0%
31 to 90 Days	0.0%
91 to 180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	1.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—17.0%
	Finance - Banking—17.0%
$2,000,000	BMO Capital Markets Corp., 0.406%, interest in a $130,000,000 collateralized loan agreement, dated 7/29/2016, will repurchase securities provided as collateral for $130,004,333 on 8/1/2016, in which corporate bond and medium-term notes with a market value of $132,604,913 have been received as collateral and held with BNY Mellon as tri-party agent.	$2,000,000
2,000,000	BNP Paribas SA, 0.608%, interest in a $175,000,000 collateralized loan agreement, dated 7/29/2016, will repurchase securities provided as collateral for $175,008,750 on 8/1/2016, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $178,508,926 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
2,000,000	Credit Suisse Securities (USA) LLC, 0.436%, interest in a $1,000,000,000 collateralized loan agreement, dated 7/29/2016, will repurchase securities provided as collateral for $1,000,035,833 on 8/1/2016, in which common stocks, exchange-traded funds, mutual funds and a real estate investment trust with a market value of $1,020,012,355 have been received as collateral an held with BNY Mellon as tri-party agent.	2,000,000
2,000,000	HSBC Securities (USA), Inc., 0.507%, interest in a $225,000,000 collateralized loan agreement dated 7/29/2016, will repurchase securities provided as collateral for $225,009,375 on 8/1/2016, in which corporate bonds and medium-term notes with a market value of $229,500,155 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
2,000,000	RBC Capital Markets, LLC, 0.406%, interest in a $250,000,000 collateralized loan agreement dated 7/29/2016, will repurchase securities provided as collateral for $250,008,333 on 8/1/2016, in which municipal bonds with a market value of $255,008,501 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	10,000,000
	REPURCHASE AGREEMENTS—81.6%
12,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,250,036,458 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/20/2066 and the market value of those underlying securities was $1,280,362,361.	12,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$12,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,058,333 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/16/2055 and the market value of those underlying securities was $2,055,800,183.	$12,000,000
12,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,072,917 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2057 and the market value of those underlying securities was $2,561,625,302.	12,000,000
12,000,000	Interest in $3,680,000,000 joint repurchase agreement 0.36%, dated 7/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,680,110,400 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2046 and the market value of those underlying securities was $3,753,712,609.	12,000,000
	TOTAL REPURCHASE AGREEMENTS	48,000,000
	TOTAL INVESTMENTS—98.6% (AT AMORTIZED COST)[1]	58,000,000
	OTHER ASSETS AND LIABILITIES - NET—1.4%[2]	849,456
	TOTAL NET ASSETS—100%	$58,849,456
1	Also represents cost for federal tax purposes.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	—	—	—	—
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
Less Distributions:
Distributions from net investment income	(0.000)[1]	—	—	—	—
Distributions from paid in capital	(0.000)[1]	—	—	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.00%[3]	0.00%[3]	0.00%	0.00%
Ratios to Average Net Assets:
Net expenses	0.41%	0.25%	0.23%	0.30%	0.38%
Net investment income	0.02%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	0.14%	0.42%	0.42%	0.35%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,849	$96,842	$129,315	$108,653	$94,546
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2016
Assets:
Total investment in repurchase agreements, at amortized cost and fair value		$58,000,000
Cash		922,015
Income receivable		1,798
Receivable for shares sold		650
TOTAL ASSETS		58,924,463
Liabilities:
Payable for shares redeemed	$40,014
Payable to adviser (Note 5)	17
Payable for administrative fee (Note 5)	381
Payable for custodian fees	2,700
Payable for portfolio accounting fees	16,623
Payable for share registration costs	14,570
Accrued expenses (Note 5)	702
TOTAL LIABILITIES		75,007
Net assets for 58,849,426 shares outstanding		$58,849,456
Net Assets Consist of:
Paid-in capital		$58,849,425
Accumulated net realized gain on investments		22
Undistributed net investment income		9
TOTAL NET ASSETS		$58,849,456
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$58,849,456 ÷ 58,849,426 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest		$391,312
Expenses:
Investment adviser fee (Note 5)	$213,596
Administrative fee (Note 5)	70,731
Custodian fees	13,745
Transfer agent fee	7,357
Directors'/Trustees' fees (Note 5)	1,104
Auditing fees	20,600
Legal fees	8,222
Portfolio accounting fees	61,306
Share registration costs	70,505
Printing and postage	27,714
Miscellaneous (Note 5)	7,255
TOTAL EXPENSES	502,135
Waiver of investment adviser fee (Note 5)	(129,578)
Net expenses		372,557
Net investment income		18,755
Net realized gain on investments		252
Change in net assets resulting from operations		$19,007
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,755	$—
Net realized gain on investments	252	566
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,007	566
Distributions to Shareholders:
Distributions from net investment income	(18,746)	—
Distribution from paid in capital	(9,566)	—
Distributions from net realized gain on investments	(795)	(196)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,107)	(196)
Share Transactions:
Proceeds from sale of shares	245,258,535	322,912,505
Net asset value of shares issued to shareholders in payment of distributions declared	14,509	84
Cost of shares redeemed	(283,255,885)	(355,385,501)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(37,982,841)	(32,472,912)
Change in net assets	(37,992,941)	(32,472,542)
Net Assets:
Beginning of period	96,842,397	129,314,939
End of period (including undistributed net investment income of $9 and $0, respectively)	$58,849,456	$96,842,397
See Notes which are an integral part of the Financial Statements
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7

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. Effective August 1, 2016, the Fund changed its name to Federated Institutional Prime 60 Day Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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8

agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. The detail of the total fund expense waiver of $129,578 is disclosed in Note 5.
The Fund has a paid in capital amount that, as a result of a prior acquisition of another money market fund, is in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on May 27, 2016. These return of capital distributions were declared and distributed daily until such time as the excess paid in capital amount was depleted. The Fund ceased these return of capital distributions on May 30, 2016. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2016, the Fund did not incur other service fees.
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Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2016	2015
Share Sold	245,258,535	322,912,505
Shares issued to shareholders in payment of distributions declared	14,509	84
Shares redeemed	(283,255,885)	(355,385,501)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(37,982,841)	(32,472,912)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015 was as follows:
	2016	2015
Ordinary income[1]	$ 29,107	$196
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$31
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to September 30, 2015, the annual advisory fee was 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expense, exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this additional wavier and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2016, the Adviser waived $129,578 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective August 1, 2016, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
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9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date. At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund. The Fund will, on or about October 14, 2016, be a floating net asset value money market fund and its share price will fluctuate. By investing in high quality securities with maturities of 60 days or less, typically maintaining a weighted average portfolio maturity of approximately 40 days or less and using amortized cost to value such securities when available, the Fund seeks to minimize the volatility of its NAV.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
10. Subsequent events
Effective August 1, 2016, Federated Master Trust changed its name to Federated Institutional Prime 60 Day Fund. On that same date, the Fund's original shares were redesignated as Premier Shares and the Fund began offering Institutional and Service Shares.
Effective August 1, 2016, the Adviser and certain of its affiliates have voluntarily agreed to waive their respective fees and reimburse expenses as presented within Note 5 under Expense Limitation.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF money market obligations trust AND SHAREHOLDERS OF federated MASTER TRUST:
We have audited the accompanying statement of assets and liabilities of Federated Master Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Master Trust, a portfolio of Money Market Obligations Trust, at July 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 22, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,000.20	$2.44
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.43	$2.46
1	Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2016
Federated Master Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.20% reduction in the stated gross investment advisory fee from 0.40% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee was September 30, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
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Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime 60 Day Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N740
28846 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Ticker	MUTXX

Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	86.6%
Municipal Notes	13.3%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.6%
8-30 Days	1.1%
31-90 Days	4.4%
91-180 Days	6.5%
181 Days or more	1.3%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Arizona—2.0%
$2,500,000	[3,4]	Arizona School Facilities Board, Floater Certificates (Series 2008-3199X) Weekly VRDNs (Assured Guaranty Corp. INS)/(Credit Suisse, Zurich LIQ), 0.58%, 8/4/2016	$2,500,000
5,500,000		Glendale, AZ IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A. LOC), 0.52%, 8/4/2016	5,500,000
		TOTAL	8,000,000
		California—10.1%
2,420,000		California Infrastructure & Economic Development Bank, (Series 2000A) Weekly VRDNs (Bonny Doon Winery, Inc.)/(Comerica Bank LOC), 0.69%, 8/4/2016	2,420,000
5,000,000	[3,4]	Coast CCD , CA, GS Trust (Series 36TPZ), 0.67% TOBs (AGM Corp. INS)/(Wells Fargo & Co. LIQ), 10/13/2016	5,000,000
29,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, TOB Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.61%, 8/4/2016	29,000,000
3,700,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 6) Weekly VRDPs (Citibank NA, New York LIQ), 0.55%, 8/4/2016	3,700,000
		TOTAL	40,120,000
		Colorado—2.1%
1,770,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.59%, 8/4/2016	1,770,000
1,980,000		Colorado HFA, (Series 2004A) Weekly VRDNs (Popiel Properties LLC)/(UMB Bank, N.A. LOC), 0.64%, 8/4/2016	1,980,000
4,615,000		Colorado HFA, (Series 2016A) Weekly VRDNs (Acme Manufacturing Company, Inc.)/(UMB Bank, N.A. LOC), 0.64%, 8/4/2016	4,615,000
		TOTAL	8,365,000
		Connecticut—3.1%
1,000,000		Brooklyn, CT, 1.25% BANs, 8/10/2016	1,000,159
1,960,000		Burlington, CT, 1.50% BANs, 1/20/2017	1,966,836
2,000,000		New Hartford, CT, 1.75% BANs, 11/17/2016	2,006,148
3,800,000		Putnam, CT, (Lot A), 1.25% BANs, 11/15/2016	3,804,557
3,500,000		Regional School District No. 16, CT, 1.50% BANs, 8/10/2016	3,500,772
		TOTAL	12,278,472
		Florida—11.2%
9,000,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 0.57%, 8/4/2016	9,000,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$10,000,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs, (Bank of America N.A. LOC), 0.40%, 8/1/2016	$10,000,000
9,090,000		Miami, FL HEFA, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.51%, 8/3/2016	9,090,000
3,700,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.47%, 8/3/2016	3,700,000
7,500,000		Miami-Dade County, FL IDA, (Series 2000A) Weekly VRDNs (CAE USA, Inc.)/(Royal Bank of Canada, Montreal LOC), 0.53%, 8/3/2016	7,500,000
750,000		Palm Beach County, FL, (Series 2001) Weekly VRDNs (Zoological Society of Palm Beach, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.46%, 8/4/2016	750,000
1,000,000	[3,4]	South Miami, FL Health Facilities Authority, TOB Trust Certificates (2015-XF1000) Weekly VRDNs (Baptist Health System of South Florida)/(Deutsche Bank AG LIQ), 0.52%, 8/4/2016	1,000,000
3,500,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.38%, 8/1/2016	3,500,000
		TOTAL	44,540,000
		Illinois—4.6%
3,160,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.59%, 8/4/2016	3,160,000
4,655,000	[3,4]	IIllinois Finance Authority, TOB Trust Certificates (2015-XF2122) Weekly VRDNs (Resurrection Health Care Corp.)/(AGM INS)/(Citibank NA, New York LIQ), 0.64%, 8/4/2016	4,655,000
3,340,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Fifth Third Bank, Cincinnati LOC), 0.72%, 8/3/2016	3,340,000
5,000,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.52%, 8/4/2016	5,000,000
1,980,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.55%, 8/4/2016	1,980,000
		TOTAL	18,135,000
		Indiana—1.4%
5,430,000		Bartholomew Consolidated School Corp., IN, 2.25% TANs, 12/30/2016	5,459,293
		Iowa—3.7%
14,700,000	[3,4]	Iowa Finance Authority, Barclays Floater Certificates (Series 2016-1WE) Weekly VRDNs (UnityPoint Health) Barclays Bank PLC LIQ) Barclays Bank PLC LOC), 0.59%, 8/4/2016	14,700,000
		Kentucky—0.4%
1,520,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.68%, 8/4/2016	1,520,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—1.3%
$3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.55%, 8/3/2016	$3,300,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.65%, 8/3/2016	2,000,000
		TOTAL	5,300,000
		Michigan—5.1%
11,365,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.51%, 8/3/2016	11,365,000
8,800,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.66%, 8/3/2016	8,800,000
		TOTAL	20,165,000
		Mississippi—1.1%
4,545,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(Federal National Mortgage Association LOC), 0.56%, 8/4/2016	4,545,000
		Multi State—5.4%
235,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.56%, 8/4/2016	235,000
6,000,000	[3,4]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 3) Weekly VRDPs (Citibank NA, New York LIQ), 0.52%, 8/4/2016	6,000,000
15,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2118 Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.60%, 8/4/2016	15,000,000
		TOTAL	21,235,000
		Nebraska—0.5%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.70%, 8/3/2016	2,000,000
		Nevada—0.5%
2,115,000		Director of the State of Nevada Department of Business and Industry, IDRBs (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.76%, 8/4/2016	2,115,000
		New Jersey—15.3%
3,935,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(AGM INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.64%, 8/4/2016	3,935,000
1,145,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.86%, 8/4/2016	1,145,000
22,715,000	[3,4]	New Jersey Higher Education Assistance Authority, ROCs (Series 11853) Weekly VRDNs (AGM INS)/(Citibank NA, New York LIQ), 0.72%, 8/4/2016	22,715,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$9,500,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.55%, 8/4/2016	$9,500,000
700,000		Rutgers, The State University of New Jersey, (2002 Series A) Daily VRDNs (TD Bank, N.A. LIQ), 0.30%, 8/1/2016	700,000
4,775,000		South River, NJ, (Series 2015A), 2.00% BANs, 12/13/2016	4,796,685
6,920,000	[3,4]	Union County, NJ Improvement Authority, TOB Trust Certificates (2016-XG0057) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.54%, 8/4/2016	6,920,000
3,750,000	[3,4]	Union County, NJ Improvement Authority, TOB Trust Certificates (Series 2015-XF1019) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.53%, 8/4/2016	3,750,000
7,000,000		Winslow Township, NJ, (Series 2015B), 1.50% BANs, 10/13/2016	7,011,228
		TOTAL	60,472,913
		New York—2.3%
5,000,000		Canastota, NY CSD, 2.00% BANs, 7/21/2017	5,052,858
2,500,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.44%, 8/1/2016	2,500,000
1,500,000		New York State HFA, (Series 2010A) Weekly VRDNs (42nd and 10th Street Associates LLC)/(Federal Home Loan Mortgage Corp. LOC), 0.40%, 8/3/2016	1,500,000
		TOTAL	9,052,858
		North Carolina—0.3%
1,000,000		Central Pender Water and Sewer District, NC, (Series 2016), 2.00% BANs, 11/2/2016	1,002,510
		Ohio—3.0%
4,500,000		Logan County, OH, (Series B), 1.25% BANs, 12/21/2016	4,508,648
4,010,000		Ontario, OH, 1.00% BANs, 10/20/2016	4,013,920
1,500,000		Troy, OH, 1.70% BANs, 9/30/2016	1,502,442
2,000,000		Wadsworth, OH, 1.50% BANs, 12/1/2016	2,006,307
		TOTAL	12,031,317
		Oklahoma—1.3%
5,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.70%, 8/4/2016	5,000,000
		Pennsylvania—0.8%
3,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.56%, 8/4/2016	3,000,000
Annual Shareholder Report
5

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Rhode Island—2.2%
$3,135,000	Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.41%, 8/1/2016	$3,135,000
1,970,000	Rhode Island State Health and Educational Building Corp., (Series 2006A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.41%, 8/1/2016	1,970,000
3,420,000	Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.75%, 8/3/2016	3,420,000
	TOTAL	8,525,000
	South Carolina—0.3%
1,000,000	Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.70%, 8/3/2016	1,000,000
	Tennessee—3.3%
2,200,000	Memphis-Shelby County, TN IDB—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.70%, 8/3/2016	2,200,000
10,835,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.54%, 8/5/2016	10,835,000
	TOTAL	13,035,000
	Texas—14.2%
14,370,000	Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.56%, 8/4/2016	14,370,000
30,000,000	Port of Corpus Christi Authority of Nueces County, TX, (Series 2007) Weekly VRDNs (Flint Hills Resources LLC), 0.51%, 8/3/2016	30,000,000
12,000,000	Texas State Department of Housing & Community Affairs, (2005 Series A) Weekly VRDNs (Texas State LIQ), 0.50%, 8/4/2016	12,000,000
	TOTAL	56,370,000
	Virginia—0.9%
3,440,000	Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.42%, 8/1/2016	3,440,000
	Wisconsin—3.5%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.57%, 8/4/2016	7,710,000
3,500,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.90%, 8/4/2016	3,500,000
Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$2,715,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.90%, 8/4/2016	$2,715,000
	TOTAL	13,925,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	395,332,363
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	563,510
	TOTAL NET ASSETS—100%	$395,895,873
Securities that are subject to the federal alternative minimum tax (AMT) represent 48.0% of the Fund's portfolio as calculated based upon total market value (unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investor Services, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
96.2%	3.8%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $140,610,000, which represented 35.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $140,610,000, which represented 35.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.00%[3]	0.01%	0.02%	0.04%
Ratios to Average Net Assets:
Net expenses	0.28%	0.18%	0.21%	0.29%	0.42%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	1.00%	1.15%	1.14%	1.08%	0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$395,896	$741,267	$602,780	$591,968	$495,839
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Assets and Liabilities
July 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$395,332,363
Cash		123,121
Income receivable		661,477
Receivable for shares sold		132,355
TOTAL ASSETS		396,249,316
Liabilities:
Payable for shares redeemed	$132,355
Payable for distribution services fee (Note 5)	79,613
Payable for portfolio accounting fees	45,860
Payable for transfer agent fee	32,392
Payable for share registration costs	31,284
Payable for auditing fees	20,600
Payable for administrative fee (Note 5)	2,538
Payable for investment adviser fee (Note 5)	1,166
Accrued expenses (Note 5)	7,635
TOTAL LIABILITIES		353,443
Net assets for 395,720,799 shares outstanding		$395,895,873
Net Assets Consists of:
Paid-in capital		$395,717,855
Accumulated net realized gain on investments		178,018
TOTAL NET ASSETS		$395,895,873
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$395,895,873 ÷ 395,720,799 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$1,607,185
Expenses:
Investment adviser fee (Note 5)		$1,271,251
Administrative fee (Note 5)		448,360
Custodian fees		22,152
Transfer agent fees		576,938
Directors'/Trustees' fees (Note 5)		5,602
Auditing fees		20,600
Legal fees		15,259
Distribution services fee (Note 5)		3,152,082
Other service fees (Note 2)		1,432,765
Portfolio accounting fees		116,924
Share registration costs		230,467
Printing and postage		49,920
Miscellaneous (Note 5)		7,645
TOTAL EXPENSES		7,349,965
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(1,217,605)
Waivers and reimbursement of other operating expenses (Notes 2 and 5)	(4,525,175)
TOTAL WAIVERS AND REIMBURSEMENT		(5,742,780)
Net expenses			1,607,185
Net investment income			—
Net realized gain on investments			344,744
Change in net assets resulting from operations			$344,744
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	344,744	135,391
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	344,744	135,391
Distributions to Shareholders:
Distributions from net realized gain on investments	(288,465)	(28,803)
Share Transactions:
Proceeds from sale of shares	440,565,740	848,586,340
Net asset value of shares issued to shareholders in payment of distributions declared	288,465	28,803
Cost of shares redeemed	(786,281,273)	(710,234,712)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(345,427,068)	138,380,431
Change in net assets	(345,370,789)	138,487,019
Net Assets:
Beginning of period	741,266,662	602,779,643
End of period	$395,895,873	$741,266,662
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income which is (exempt from federal regular income tax) consistent with stability of principal. The interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local income taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
13

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. The detail of the total fund expense waivers and reimbursement of $5,742,780 is disclosed in various locations in this Note 2 and Note 5.
For the year ended July 31, 2016, unaffiliated third parties waived $57,866 of transfer agent fees.
For the year ended July 31, 2016, an unaffiliated third-party waived $10,530 of portfolio accounting fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2016, unaffiliated third-party financial intermediaries waived $1,432,765 of other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted daily until maturity.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
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security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2016	2015
Shares sold	440,565,740	848,586,340
Shares issued to shareholders in payment of distributions declared	288,465	28,803
Shares redeemed	(786,281,273)	(710,234,712)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(345,427,068)	138,380,431
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary Income[1]	$29,343	$134
Long-term capital gains	$259,122	$28,669
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$76,243
Undistributed long-term capital gains	$101,775
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to September 30, 2015, the annual advisory fee was 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2016, the Adviser voluntarily waived $1,217,605 of its fee, and voluntarily reimbursed $194,961 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, FSC waived $2,829,053 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2016, FSC retained $12,925 of fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense,
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extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $587,695,000 and $660,360,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
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8. Regulatory Matters
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market-based NAVs per share, as applicable.
9. Subsequent Event
Effective October 1, 2016, the Fund will no longer participate in the LOC disclosed above.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2016, the Fund designated $259,122 of its distributions as long-term capital gains.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated Municipal trust:
We have audited the accompanying statement of assets and liabilities of Federated Municipal Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Trust, a portfolio of Money Market Obligations Trust, at July 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 22, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$2.24
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.63	$2.26
1	Expenses are equal to the Fund's annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.07 and $5.12, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 2004. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2016
Federated Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board Meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.10% reduction in the stated gross investment advisory fee from 0.30% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee was September 30, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
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Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919106
Q450510 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
R	GRTXX
Institutional	GOIXX
Service	GOSXX
Cash II	GFYXX
Cash Series	GFSXX
Capital	GOCXX
Trust	GORXX
Premier	GOFXX

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	45.6%
Repurchase Agreements	44.4%
U.S. Treasury Securities	3.4%
Other Assets and Liabilities—Net[2]	6.6%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity3 schedule was follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	48.5%
8 to 30 Days	12.2%
31 to 90 Days	14.9%
91 to 180 Days	11.5%
181 Days or more	6.3%
Other Assets and Liabilities—Net[2]	6.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Funds invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		GOVERNMENT AGENCIES—45.6%
		Government Agency—45.6%
$1,565,000,000	[1]	Federal Farm Credit System Discount Notes, 0.460% - 0.670%, 8/3/2016 - 4/19/2017	$1,560,746,278
2,025,673,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.429% - 0.653%, 8/1/2016 - 8/28/2016	2,025,669,669
15,600,000		Federal Farm Credit System, 0.690%, 5/1/2017	15,597,770
6,894,962,000	[1]	Federal Home Loan Bank System Discount Notes, 0.300% - 0.800%, 8/1/2016 - 5/1/2017	6,885,570,731
3,848,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.420% - 0.664%, 8/1/2016 - 10/7/2016	3,847,896,373
2,821,000,000		Federal Home Loan Bank System, 0.440% - 1.625%, 8/1/2016 - 5/25/2017	2,820,708,261
46,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.510%, 8/19/2016	45,988,270
1,516,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.466% - 0.681%, 8/12/2016 - 10/11/2016	1,515,930,420
246,000,000		Federal Home Loan Mortgage Corp., 0.625% - 1.250%, 11/1/2016 - 5/12/2017	246,180,482
618,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.500% - 0.520%, 9/1/2016 - 12/16/2016	617,164,130
687,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.483% - 0.635%, 8/8/2016 - 10/11/2016	686,955,907
5,000,000		Federal National Mortgage Association, 1.250%, 1/30/2017	5,016,594
383,584,375	[2]	Housing and Urban Development Floating Rate Notes, 0.846%, 8/1/2016	383,584,375
20,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.295%, 8/9/2016	19,998,689
		TOTAL GOVERNMENT AGENCIES	20,677,007,949
		U.S. TREASURIES—3.4%
		U.S. Treasury Notes—3.4%
550,000,000	[1]	United States Treasury Bills, 0.300%, 8/11/2016	549,954,167
572,500,000		United States Treasury Notes, 0.500% - 2.750%, 11/30/2016	575,265,032
300,000,000		United States Treasury Notes, 3.000%, 8/31/2016	300,608,942
125,000,000		United States Treasury Notes, 4.875%, 8/15/2016	125,201,823
		TOTAL U.S. TREASURIES	1,551,029,964
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—44.4%
$250,000,000	Repurchase agreement 0.36%, dated 7/29/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,007,500 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2021 and the market value of those underlying securities was $255,007,693.	$250,000,000
325,000,000	Repurchase agreement 0.33%, dated 7/29/2016 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $325,008,938 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2046 and the market value of those underlying securities was $331,509,214.	325,000,000
2,500,000,000	Interest in $3,800,000,000 joint repurchase agreement 0.34%, dated 7/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,800,107,667 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $3,876,109,821.	2,500,000,000
200,000,000	Repurchase agreement 0.35%, dated 7/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $200,005,833 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $204,005,950.	200,000,000
1,001,000,000	Interest in $1,800,000,000 joint repurchase agreement 0.36%, dated 7/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,800,054,000 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2066 and the market value of those underlying securities was $1,839,916,837.	1,001,000,000
165,000,000	Repurchase agreement 0.36%, dated 7/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $165,004,950 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2023 and the market value of those underlying securities was $168,305,115.	165,000,000
75,801,000	Interest in $750,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $750,021,875 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $772,522,532.	75,801,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$165,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.50%, dated 5/3/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,586,806 on 10/20/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2046 and the market value of those underlying securities was $256,607,135.	$165,000,000
1,200,000,000		Interest in $1,900,000,000 joint repurchase agreement 0.33%, dated 7/29/2016 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,900,052,250 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,938,053,382.	1,200,000,000
250,000,000		Repurchase agreement 0.35%, dated 7/29/2016 under which Citibank, N.A. will repurchase securities provided as collateral for $250,007,292 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2054 and the market value of those underlying securities was $256,192,483.	250,000,000
750,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.33%, dated 7/28/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,064,167 on 8/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/25/2054 and the market value of those underlying securities was $1,024,465,812.	750,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.31%, dated 7/27/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,030,139 on 8/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $510,022,002.	250,000,000
1,254,000,000		Interest in $4,000,000,000 joint repurchase agreement 0.33%, dated 7/29/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,110,000 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $4,080,112,229.	1,254,000,000
1,260,000,000		Interest in $1,760,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $1,760,051,333 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2026 and the market value of those underlying securities was $1,795,202,731.	1,260,000,000
Annual Shareholder Report
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$1,500,000,000		Repurchase agreement 0.25%, dated 7/29/2016 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,500,031,250 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,500,031,339.	$1,500,000,000
500,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.30%, dated 7/15/2016 under Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,275,000 on 8/17/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $1,020,144,507.	500,000,000
250,000,000		Repurchase agreement 0.33%, dated 7/29/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,006,875 on 8/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2045 and the market value of those underlying securities was $257,500,558.	250,000,000
150,000,000		Repurchase agreement 0.33%, dated 7/29/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $150,004,125 on 8/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2045 and the market value of those underlying securities was $154,500,365.	150,000,000
400,000,000		Repurchase agreement 0.34%, dated 7/29/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,011,333 on 8/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2045 and the market value of those underlying securities was $412,000,751.	400,000,000
40,000,000		Repurchase agreement 0.32%, dated 7/27/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $40,002,489 on 8/3/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $41,201,487.	40,000,000
200,000,000		Repurchase agreement 0.32%, dated 7/27/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,012,444 on 8/3/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2045 and the market value of those underlying securities was $206,003,679.	200,000,000
Annual Shareholder Report
5

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$32,270,000		Repurchase agreement 0.34%, dated 7/29/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $32,270,914 on 8/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $33,238,777.	$32,270,000
150,000,000	[3]	Repurchase agreement 0.48%, dated 7/28/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,120,000 on 9/26/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $154,505,429.	150,000,000
500,000,000		Repurchase agreement 0.35%, dated 7/29/2016 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,014,583 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2051 and the market value of those underlying securities was $515,015,021.	500,000,000
999,175,000		Interest in $1,350,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,350,039,375 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $1,377,612,286.	999,175,000
1,288,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,072,917 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2057 and the market value of those underlying securities was $2,561,625,302.	1,288,000,000
376,114,000		Repurchase agreement 0.36%, dated 7/29/2016 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $376,125,283 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $382,575,176.	376,114,000
180,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,029,167 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2046 and the market value of those underlying securities was $1,020,055,284.	180,000,000
Annual Shareholder Report
6

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$295,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.38%, dated 7/11/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,332,500 on 9/12/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2046 and the market value of those underlying securities was $510,119,166.	$295,000,000
375,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.39%, dated 7/22/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,487,500 on 10/20/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2046 and the market value of those underlying securities was $510,055,250.	375,000,000
200,000,000		Repurchase agreement 0.33%, dated 7/26/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $200,012,833 on 8/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2046 and the market value of those underlying securities was $205,331,849.	200,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.34%, dated 7/29/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,066,111 on 8/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,020,028,913.	500,000,000
700,000,000	[3]	Interest in $1,500,000,000 joint repurchase agreement 0.35%, dated 7/18/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,510,417 on 8/22/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,530,208,251.	700,000,000
200,000,000		Interest in $300,000,000 joint repurchase agreement 0.33%, dated 7/26/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,019,250 on 8/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $306,016,926.	200,000,000
75,000,000		Repurchase agreement 0.36%, dated 7/29/2016 under which Wells Fargo Bank, N.A. will repurchase securities provided as collateral for $75,002,250 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $76,502,295.	75,000,000
Annual Shareholder Report
7

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$550,000,000		Interest in $1,050,000,000 joint repurchase agreement 0.34%, dated 7/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,050,029,750 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $1,071,030,408.	$550,000,000
300,000,000		Interest in $3,680,000,000 joint repurchase agreement 0.36%, dated 7/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,680,110,400 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2046 and the market value of those underlying securities was $3,753,712,609.	300,000,000
50,000,000		Repurchase agreement 0.36%, dated 7/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $50,001,500 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2050 and the market value of those underlying securities was $51,501,546.	50,000,000
400,000,000	[3]	Interest in $525,000,000 joint repurchase agreement 0.41%, dated 7/5/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $525,376,688 on 9/6/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2046 and the market value of those underlying securities was $535,664,667.	400,000,000
320,000,000	[3]	Interest in $420,000,000 joint repurchase agreement 0.41%, dated 7/7/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $420,301,350 on 9/8/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2046 and the market value of those underlying securities was $428,521,976.	320,000,000
		TOTAL REPURCHASE AGREEMENTS	20,176,360,000
		TOTAL INVESTMENTS—93.4% (AT AMORTIZED COST)[4]	42,404,397,913
		OTHER ASSETS AND LIABILITIES - NET—6.6%[5]	3,015,823,842
		TOTAL NET ASSETS—100%	$45,420,221,755
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
LLC	—Limited Liability Corporation
SA	—Support Agreement
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2016[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Distributions from net realized gain on investments	—
TOTAL DISTRIBUTIONS	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.42%[5]
Net investment income	0.01%[5]
Expense waiver/reimbursement[6]	0.85%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$11
1	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.19%	0.11%	0.09%	0.17%	0.16%
Net investment income	0.13%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.15%	0.18%	0.19%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,378,298	$13,982,870	$20,822,025	$20,861,776	$22,433,579
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%	0.11%	0.09%	0.17%	0.16%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.27%	0.43%	0.44%	0.36%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,620,524	$8,429,371	$7,659,830	$6,928,513	$6,370,823
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2,3]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	0.01%	0.00%[5]
Ratios to Average Net Assets:
Net expenses	0.39%	0.14%[6]
Net investment income	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.58%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$610,317	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Per share numbers have been calculated using the average share method.
4	Based on net value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.32%	0.14%[5]
Net investment income	0.01%	0.01%[5]
Expense waiver/reimbursement[6]	0.92%	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$350,278	$23,170
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%	0.11%	0.09%	0.17%	0.16%
Net investment income	0.06%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.18%	0.28%	0.29%	0.21%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$995,373	$773,154	$951,188	$1,320,027	$1,148,641
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:	—	—	—	—	—
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%	0.12%	0.09%	0.17%	0.16%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.54%	0.68%	0.69%	0.61%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,080,216	$927,475	$738,550	$643,644	$591,070
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses	0.16%	0.14%[4]
Net investment income	0.20%	0.01%[4]
Expense waiver/reimbursement[5]	0.13%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,385,203	$1,863,335
1	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
July 31, 2016
Assets:
Investment in repurchase agreements	$20,176,360,000
Investment in securities	22,228,037,913
Total investment in securities, at amortized cost and fair value		$42,404,397,913
Cash		267,126,613
Income receivable		34,406,753
Receivable for investments sold		3,050,000,000
Receivable for shares sold		5,772,107
TOTAL ASSETS		45,761,703,386
Liabilities:
Payable for investments purchased	$329,686,485
Payable for shares redeemed	2,186,525
Income distribution payable	5,294,335
Payable to adviser (Note 5)	261,248
Payable for administrative fee (Note 5)	291,109
Payable for distribution services fee (Note 5)	336,862
Payable for other service fees (Notes 2 and 5)	2,545,054
Accrued expenses (Note 5)	880,013
TOTAL LIABILITIES		341,481,631
Net assets for 45,420,105,328 shares outstanding		$45,420,221,755
Net Assets Consist of:
Paid-in capital		$45,420,116,523
Accumulated net realized gain on investments		79,041
Undistributed net investment income		26,191
TOTAL NET ASSETS		$45,420,221,755
Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$11,413 ÷ 11,413 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$23,378,298,060 ÷ 23,378,238,136 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$7,620,524,226 ÷ 7,620,504,691 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$610,317,196 ÷ 610,315,631 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$350,278,417 ÷ 350,277,519 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$995,373,141 ÷ 995,370,589 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,080,216,060 ÷ 1,080,213,291 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$11,385,203,242 ÷ 11,385,174,058 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$101,917,501
Expenses:
Investment adviser fee (Note 5)		$62,629,845
Administrative fee (Note 5)		24,494,993
Custodian fees		976,381
Transfer agent fee (Note 2)		4,065,148
Directors'/Trustees' fees (Note 5)		217,840
Auditing fees		27,984
Legal fees		9,377
Portfolio accounting fees		260,719
Distribution services fee (Note 5)		5,087,953
Other service fees (Notes 2 and 5)		32,701,885
Share registration costs		254,062
Printing and postage		110,817
Miscellaneous (Note 5)		727,446
TOTAL EXPENSES		131,564,450
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(41,481,064)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	$(20,987,639)
TOTAL WAIVERS AND REIMBURSEMENTS		(62,468,703)
Net expenses			69,095,747
Net investment income			32,821,754
Net realized gain on investments			144,546
Change in net assets resulting from operations			$32,966,300
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Year Ended 7/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,821,754	$2,869,254
Net realized gain on investments	144,546	23,388
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,966,300	2,892,642
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(22,040,624)	(1,841,397)
Service Shares	(827,714)	(828,723)
Cash II Shares	(28,308)	—
Cash Series Shares	(33,833)	(391)
Capital Shares	(509,733)	(91,834)
Trust Shares	(82,338)	(85,493)
Premier Shares	(9,266,635)	(28,910)
Distributions from net realized gain on investments
Institutional Shares	(42,313)	(7,430)
Service Shares	(22,905)	(2,693)
Cash Series Shares	(800)	—
Capital Shares	(2,235)	(394)
Trust Shares	(2,364)	(285)
Premier Shares	(7,660)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,867,462)	(2,887,550)
Share Transactions:
Proceeds from sale of shares	218,615,571,287	140,014,364,803
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Government Cash Series	404,634,851	—
Net asset value of shares issued to shareholders in payment of distributions declared	9,069,733	1,039,075
Cost of shares redeemed	(199,816,526,766)	(143,979,628,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,212,749,105	(3,964,224,628)
Change in net assets	19,212,847,943	(3,964,219,536)
Net Assets:
Beginning of period	26,207,373,812	30,171,593,348
End of period (including undistributed net investment income of $26,191 and $(6,378), respectively)	$45,420,221,755	$26,207,373,812
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
Effective February 1, 2016, the Fund began offering Class R Shares.
On December 11, 2015, the Fund acquired all of the net assets of Federated Government Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
404,634,851	$404,634,851	$28,365,086,206	$28,769,721,057
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016 were as follows:
Net investment income*	$32,838,155
Net realized gain on investments	$145,650
Net increase in net assets resulting from operations	$32,983,808
*	Net investment income includes $16,404 of pro forma eliminated expenses.
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Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations for the year ended July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee“) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $62,468,703 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Class R Shares	$4	$—	$—
Institutional Shares	194,586	(34,876)	—
Service Shares	2,819,789	(772,625)	—
Cash II Shares	234,976	(1,411)	—
Cash Series Shares	342,285	(114,422)	—
Capital Shares	7,577	—	—
Trust Shares	420,243	(49,687)	(92,476)
Premier Shares	45,688	—	—
TOTAL	$4,065,148	$(973,021)	$(92,476)
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class R Shares	$4	$(1)	$(3)
Institutional Shares	7,732,056	(689,464)	(1,541,309)
Service Shares	20,200,614	(811,639)	(9,454,451)
Cash II Shares	708,868	(1)	(708,867)
Cash Series Shares	847,456	—	(847,456)
Capital Shares	1,151,250	(75,137)	(331,925)
Trust Shares	2,061,637	—	(2,060,771)
TOTAL	$32,701,885	$(1,576,242)	$(14,944,782)
For the year ended July 31, 2016, the Fund's Premier Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 7/31/2016[1]		Year Ended 7/31/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	14,025	$14,025	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(2,612)	(2,612)	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	11,413	$ 11,413	—	$—

Year Ended July 31	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	104,552,654,185	$104,552,647,168	111,974,458,237	$111,974,458,237
Shares issued to shareholders in payment of distributions declared	6,167,697	6,167,697	600,532	600,532
Shares redeemed	(95,163,439,845)	(95,163,439,845)	(118,814,215,999)	(118,814,215,999)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,395,382,037	$9,395,375,020	(6,839,157,230)	$(6,839,157,230)
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Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,623,676,497	$ 19,623,677,126	20,418,394,458	$20,418,394,458
Shares issued to shareholders in payment of distributions declared	309,884	309,884	360,601	360,601
Shares redeemed	(20,432,850,157)	(20,432,850,157)	(19,649,216,058)	(19,649,216,058)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(808,863,776)	$(808,863,147)	769,539,001	$769,539,001

	Year Ended 7/31/2016		Period Ended 7/31/2015[2]
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	747,877,264	$ 747,877,520	100	$100
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Government Cash Series	404,634,851	404,634,851	—	—
Shares issued to shareholders in payment of distributions declared	28,242	28,242	—	—
Shares redeemed	(542,224,826)	(542,224,826)	(—)	(—)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	610,315,531	$610,315,787	100	$100

	Year Ended 7/31/2016		Period Ended 7/31/2015[2]
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,067,107,196	$ 1,067,107,087	235,293,422	$235,293,422
Shares issued to shareholders in payment of distributions declared	34,628	34,628	396	396
Shares redeemed	(948,033,023)	(948,033,023)	(4,125,100)	(4,125,100)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	119,108,801	$119,108,692	231,168,718	$231,168,718
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Year Ended July 31	2016		2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,687,736,649	$ 2,687,737,079	2,325,613,268	$2,325,613,268
Shares issued to shareholders in payment of distributions declared	304,999	304,999	63,344	63,344
Shares redeemed	(2,465,824,661)	(2,465,824,661)	(2,503,711,349)	(2,503,711,349)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	222,216,987	$222,217,417	(178,034,737)	$(178,034,737)

Year Ended July 31	2016		2015
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,163,905,063	$ 2,163,905,790	1,996,416,069	$1,996,416,069
Shares issued to shareholders in payment of distributions declared	15,197	15,197	11,898	11,898
Shares redeemed	(2,011,181,671)	(2,011,181,671)	(1,807,502,982)	(1,807,502,982)
NET CHANGE RESULTING FROM TRUST SHARES TRANSACTIONS	152,738,589	$152,739,316	188,924,985	$188,924,985

	Year Ended 7/31/2016		Period Ended 7/31/2015[3]
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	87,772,600,408	$ 87,772,605,492	3,064,189,249	$3,064,189,249
Shares issued to shareholders in payment of distributions declared	2,209,086	2,209,086	2,304	2,304
Shares redeemed	(78,252,969,971)	(78,252,969,971)	(1,200,857,018)	(1,200,857,018)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	9,521,839,523	$ 9,521,844,607	1,863,334,535	$1,863,334,535
NET CHANGE RESULTING FROM TOTAL FUND SHARES TRANSACTIONS	19,212,749,105	$19,212,749,105	(3,964,224,628)	$(3,964,224,628)
1	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
2	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
3	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015 was as follows:
	2016	2015
Ordinary income[1]	$32,867,462	$2,887,550
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$105,232
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the Adviser voluntarily waived $41,481,064 of its fee and voluntarily reimbursed $973,021 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Reimbursed	Distribution Services Fees Waived
R Shares	$7	$(7)	$—
Cash II Shares	992,416	(566,922)	—
Cash Series Shares	2,033,893	(1,527,374)	(169,491)
Trust Shares	2,061,637	(1,137,324)	—
TOTAL	$5,087,953	$(3,231,627)	$(169,491)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2016, FSSC received $325 and reimbursed $1,576,242 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares and (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.20%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a)
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October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $300,000,243.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise
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permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
9. Subsequent Event
Effective October 1, 2016, the Fund will no longer participate in the LOC disclosed above.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2016, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended as indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Obligations Fund as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 26, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual:
R Shares	$1,000	$1,000.00	$2.09[2]
Institutional Shares	$1,000	$1,001.00	$1.02
Service Shares	$1,000	$1,000.10	$2.00[3]
Cash II Shares	$1,000	$1,000.00	$0.80[4]
Cash Series Shares	$1,000	$1,000.00	$1.19[5]
Capital Shares	$1,000	$1,000.50	$2.01[6]
Trust Shares	$1,000	$1,000.00	$2.01[7]
Premier Shares	$1,000	$1,001.30	$0.75
Hypothetical (assuming a 5% return before expenses):
R Shares	$1,000	$1,022.77	$2.11[2]
Institutional Shares	$1,000	$1,023.85	$1.03
Service Shares	$1,000	$1,022.87	$2.02[3]
Cash II Shares	$1,000	$1,024.07	$0.81[4]
Cash Series Shares	$1,000	$1,023.67	$1.21[5]
Capital Shares	$1,000	$1,022.85	$2.03[6]
Trust Shares	$1,000	$1,022.86	$2.03[7]
Premier Shares	$1,000	$1,024.12	$0.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

R Shares	0.42%
Institutional Shares	0.20%
Service Shares	0.40%
Cash II Shares	0.16%
Cash Series Shares	0.24%
Capital Shares	0.40%
Trust Shares	0.40%
Premier Shares	0.15%
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2	Actual and Hypothetical expenses paid during the period utilizing the Fund's R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.72 and $5.77, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26 respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.23 and $4.27 respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.22 and $5.27 respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51 respectively.
7	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.48 and $3.52, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2016
Federated Government Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
Q450513 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
Institutional	GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	67.2%
U.S. Treasury Securities	27.0%
Other Assets and Liabilities—Net[2]	5.8%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	14.4%
8-30 Days	31.2%
31-90 Days	24.2%
91-180 Days	21.3%
181 Days or more	3.1%
Other Assets and Liabilities—Net[2]	5.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		GOVERNMENT AGENCIES—67.2%
$39,950,000		Federal Farm Credit System, 0.50%, 8/23/2016	$39,953,428
774,000,000	[1]	Federal Farm Credit System Discount Notes, 0.50% - 0.67%, 8/5/2016 - 3/13/2017	772,734,508
698,600,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.429% - 0.575%, 8/4/2016 - 8/29/2016	698,580,987
324,730,000		Federal Home Loan Bank System, 0.46% - 2.00%, 8/4/2016 - 3/9/2017	324,906,908
1,145,800,000	[1]	Federal Home Loan Bank System Discount Notes, 0.29% - 0.578%, 8/3/2016 - 12/21/2016	1,145,055,931
868,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.405% - 0.653%, 8/4/2016 - 11/2/2016	868,604,391
10,500,000	[1]	Tennessee Valley Authority Discount Notes, 0.295%, 8/9/2016	10,499,312
		TOTAL GOVERNMENT AGENCIES	3,860,335,465
		U.S. TREASURY—27.0%
26,000,000		United States Treasury Bills, 0.273%, 8/18/2016	25,996,654
15,000,000		United States Treasury Bills, 0.29%, 8/11/2016	14,998,792
285,000,000	[2]	United States Treasury Floating Rate Notes, 0.373%, 8/2/2016	284,991,574
72,500,000		United States Treasury Notes, 0.50% - 1.00%, 8/31/2016	72,511,502
41,700,000		United States Treasury Notes, 0.625%, 10/15/2016	41,718,064
430,000,000		United States Treasury Notes, 0.625% - 4.875%, 8/15/2016	430,100,073
50,000,000		United States Treasury Notes, 0.875%, 9/15/2016	50,022,555
60,000,000		United States Treasury Notes, 0.875%, 11/30/2016	60,098,730
332,000,000		United States Treasury Notes, 1.00%, 10/31/2016	332,541,639
240,000,000		United States Treasury Notes, 1.00% - 3.00%, 9/30/2016	240,803,933
		TOTAL U.S. TREASURY	1,553,783,516
		TOTAL INVESTMENTS—94.2% (AT AMORTIZED COST)[3]	5,414,118,981
		OTHER ASSETS AND LIABILITIES - NET—5.8%[4]	331,457,735
		TOTAL NET ASSETS—100%	$5,745,576,716
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
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2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.19%	0.09%	0.08%	0.13%	0.10%
Net investment income	0.13%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.10%	0.20%	0.21%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,861,313	$2,672,599	$2,849,186	$3,132,447	$4,442,693
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.19%, 0.09%, 0.08%, 0.13% and 0.10% for the years ended July 31, 2016, 2015, 2014, 2013, and 2012 respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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4

Statement of Assets and Liabilities
July 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$5,414,118,981
Cash		95,833
Receivable for investments sold		422,000,000
Income receivable		9,233,495
Receivable for shares sold		1,493,136
TOTAL ASSETS		5,846,941,445
Liabilities:
Payable for investments purchased	$100,000,000
Income distribution payable	399,243
Payable for shares redeemed	86,502
Payable for other service fees (Notes 2 and 5)	590,524
Payable for investment adviser fee (Note 5)	53,651
Payable for administrative fee (Note 5)	36,818
Accrued expenses (Note 5)	197,991
TOTAL LIABILITIES		101,364,729
Net assets for 5,745,459,529 shares outstanding		$5,745,576,716
Net Assets Consists of:
Paid-in capital		$5,745,468,907
Accumulated net realized gain on investments		107,809
TOTAL NET ASSETS		$5,745,576,716
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$190,936,538 ÷ 190,932,983 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$2,861,313,038 ÷ 2,861,250,281 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,693,327,140 ÷ 2,693,276,265 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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5

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$17,781,033
Expenses:
Investment adviser fee (Note 5)		$11,179,957
Administrative fee (Note 5)		4,372,637
Custodian fees		179,978
Transfer agent fees		165,855
Directors'/Trustees' fees (Note 5)		43,004
Auditing fees		27,513
Legal fees		8,261
Other service fees (Notes 2 and 5)		6,802,548
Portfolio accounting fees		181,928
Share registration costs		73,454
Printing and postage		132,978
Miscellaneous (Note 5)		57,487
TOTAL EXPENSES		23,225,600
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(5,862,314)
Waivers and reimbursements of other operating expenses (Notes 2 and 5)	(3,613,247)
TOTAL WAIVERS AND REIMBURSEMENTS		(9,475,561)
Net expenses			13,750,039
Net investment income			4,030,994
Net realized gain on investments			120,254
Change in net assets resulting from operations			$4,151,248
See Notes which are an integral part of the Financial Statements
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6

Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,030,994	$508,429
Net realized gain on investments	120,254	94,223
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,151,248	602,652
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(12,638)	(0)[1]
Institutional Shares	(3,757,967)	(254,256)
Service Shares	(260,389)	(254,173)
Distributions from net realized gain on investments
Automated Shares	(659)	(0)[1]
Institutional Shares	(48,854)	(23,726)
Service Shares	(45,441)	(20,228)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,125,948)	(552,383)
Share Transactions:
Proceeds from sale of shares	15,764,127,233	16,601,723,630
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves Fund	96,176,155	—
Net asset value of shares issued to shareholders in payment of distributions declared	1,460,013	146,578
Cost of shares redeemed	(15,415,163,524)	(16,730,063,543)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	446,599,877	(128,193,335)
Change in net assets	446,625,177	(128,143,066)
Net Assets:
Beginning of period	5,298,951,539	5,427,094,605
End of period	$5,745,576,716	$5,298,951,539
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Automated Shares and Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Effective July 20, 2015, the Fund began offering Automated Shares.
On December 18, 2015, the Fund acquired all of the net assets of Federated Automated Government Cash Reserves (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Automated Shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and Automated Shares issued by the Fund were recorded at fair value; however; the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Service Shares exchanged, a shareholder of the Acquired Fund received one Automated Share of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Automated Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
96,176,155	$ 96,176,155	$ 5,556,748,356	$ 5,652,924,511
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$4,038,306
Net realized gain on investments	$120,551
Net increase in net assets resulting from operations	$4,158,857
*	Net investment income reflects $7,312 of pro forma eliminated expenses.
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Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares
Annual Shareholder Report
9

and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $9,475,561 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$86,475	$—	$(9,768)
Institutional Shares	41,834	(6)	—
Service Shares	37,546	—	—
TOTAL	$165,855	$(6)	$(9,768)
For the year ended July 31, 2016, an unaffiliated third-party waived $15,083 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$309,758	$(22,569)	$(152,246)
Service Shares	6,492,790	(596,030)	(2,817,545)
TOTAL	$6,802,548	$(618,599)	$(2,969,791)
For the year ended July 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report
10

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2016		Period Ended 7/31/2015[1]
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	294,013,501	$294,013,501	100	$100
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves	96,176,155	96,176,155	—	—
Shares issued to shareholders in payment of distributions declared	12,213	12,213	—	—
Shares redeemed	(199,268,986)	(199,268,986)	—	—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	190,932,883	$190,932,883	100	$100

Year Ended July 31	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,558,715,642	$8,558,715,642	9,114,259,977	$9,114,259,977
Shares issued to shareholders in payment of distributions declared	1,416,630	1,416,630	103,361	103,361
Shares redeemed	(8,371,431,419)	(8,371,431,419)	(9,290,974,065)	(9,290,974,065)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	188,700,853	$188,700,853	(176,610,727)	$(176,610,727)
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11

Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,911,398,090	$6,911,398,090	7,487,463,553	$7,487,463,553
Shares issued to shareholders in payment of distributions declared	31,170	31,170	43,217	43,217
Shares redeemed	(6,844,463,119)	(6,844,463,119)	(7,439,089,478)	(7,439,089,478)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	66,966,141	$66,966,141	48,417,292	$48,417,292
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	446,599,877	$446,599,877	(128,193,335)	$(128,193,335)
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income[1]	$4,125,948	$552,383
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$107,809
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the Adviser voluntarily waived $5,862,314 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2016, FSSC received $279 and reimbursed $618,599 of the other service fees disclosed in Note 2.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $597,938,572 and $656,257,425, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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9. Subsequent Event
Effective October 1, 2016, the Fund will no longer participate in the LOC disclosed above.
10. Federal Tax Information (unaudited)
For the fiscal year ended July 31, 2016, 100% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE institutional class SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Obligations Tax-Managed Fund as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 26, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,001.10	$1.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.82	$1.06
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.21% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2016
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure
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requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
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exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report
27

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report
28

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Annual Shareholder Report
29

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Annual Shareholder Report
30

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
33517 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
Automated	GOAXX
Institutional	GOTXX
Service	GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	67.2%
U.S. Treasury Securities	27.0%
Other Assets and Liabilities—Net[2]	5.8%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	14.4%
8-30 Days	31.2%
31-90 Days	24.2%
91-180 Days	21.3%
181 Days or more	3.1%
Other Assets and Liabilities—Net[2]	5.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		GOVERNMENT AGENCIES—67.2%
$39,950,000		Federal Farm Credit System, 0.50%, 8/23/2016	$39,953,428
774,000,000	[1]	Federal Farm Credit System Discount Notes, 0.50% - 0.67%, 8/5/2016 - 3/13/2017	772,734,508
698,600,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.429% - 0.575%, 8/4/2016 - 8/29/2016	698,580,987
324,730,000		Federal Home Loan Bank System, 0.46% - 2.00%, 8/4/2016 - 3/9/2017	324,906,908
1,145,800,000	[1]	Federal Home Loan Bank System Discount Notes, 0.29% - 0.578%, 8/3/2016 - 12/21/2016	1,145,055,931
868,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.405% - 0.653%, 8/4/2016 - 11/2/2016	868,604,391
10,500,000	[1]	Tennessee Valley Authority Discount Notes, 0.295%, 8/9/2016	10,499,312
		TOTAL GOVERNMENT AGENCIES	3,860,335,465
		U.S. TREASURY—27.0%
26,000,000		United States Treasury Bills, 0.273%, 8/18/2016	25,996,654
15,000,000		United States Treasury Bills, 0.29%, 8/11/2016	14,998,792
285,000,000	[2]	United States Treasury Floating Rate Notes, 0.373%, 8/2/2016	284,991,574
72,500,000		United States Treasury Notes, 0.50% - 1.00%, 8/31/2016	72,511,502
41,700,000		United States Treasury Notes, 0.625%, 10/15/2016	41,718,064
430,000,000		United States Treasury Notes, 0.625% - 4.875%, 8/15/2016	430,100,073
50,000,000		United States Treasury Notes, 0.875%, 9/15/2016	50,022,555
60,000,000		United States Treasury Notes, 0.875%, 11/30/2016	60,098,730
332,000,000		United States Treasury Notes, 1.00%, 10/31/2016	332,541,639
240,000,000		United States Treasury Notes, 1.00% - 3.00%, 9/30/2016	240,803,933
		TOTAL U.S. TREASURY	1,553,783,516
		TOTAL INVESTMENTS—94.2% (AT AMORTIZED COST)[3]	5,414,118,981
		OTHER ASSETS AND LIABILITIES - NET—5.8%[4]	331,457,735
		TOTAL NET ASSETS—100%	$5,745,576,716
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Annual Shareholder Report
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.37%[5]	0.09%[6]
Net investment income	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.24%	0.55%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$190,937	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangement. The net expense ratio for the year ended July 31, 2016 was 0.37% after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.19%	0.09%	0.08%	0.13%	0.10%
Net investment income	0.13%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.10%	0.20%	0.21%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,861,313	$2,672,599	$2,849,186	$3,132,447	$4,442,693
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.19%, 0.09%, 0.08%, 0.13% and 0.10% for the years ended July 31, 2016, 2015, 2014, 2013, and 2012 respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.30%	0.09%	0.08%	0.12%	0.10%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.24%	0.45%	0.46%	0.41%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,693,327	$2,626,353	$2,577,908	$2,460,585	$2,328,706
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.30%, 0.09%, 0.08%, 0.12% and 0.10% for the years ended July 31, 2016, 2015, 2014, 2013 and 2012 respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
July 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$5,414,118,981
Cash		95,833
Receivable for investments sold		422,000,000
Income receivable		9,233,495
Receivable for shares sold		1,493,136
TOTAL ASSETS		5,846,941,445
Liabilities:
Payable for investments purchased	$100,000,000
Income distribution payable	399,243
Payable for shares redeemed	86,502
Payable for other service fees (Notes 2 and 5)	590,524
Payable for investment adviser fee (Note 5)	53,651
Payable for administrative fee (Note 5)	36,818
Accrued expenses (Note 5)	197,991
TOTAL LIABILITIES		101,364,729
Net assets for 5,745,459,529 shares outstanding		$5,745,576,716
Net Assets Consists of:
Paid-in capital		$5,745,468,907
Accumulated net realized gain on investments		107,809
TOTAL NET ASSETS		$5,745,576,716
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$190,936,538 ÷ 190,932,983 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$2,861,313,038 ÷ 2,861,250,281 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,693,327,140 ÷ 2,693,276,265 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$17,781,033
Expenses:
Investment adviser fee (Note 5)		$11,179,957
Administrative fee (Note 5)		4,372,637
Custodian fees		179,978
Transfer agent fees		165,855
Directors'/Trustees' fees (Note 5)		43,004
Auditing fees		27,513
Legal fees		8,261
Other service fees (Notes 2 and 5)		6,802,548
Portfolio accounting fees		181,928
Share registration costs		73,454
Printing and postage		132,978
Miscellaneous (Note 5)		57,487
TOTAL EXPENSES		23,225,600
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(5,862,314)
Waivers and reimbursements of other operating expenses (Notes 2 and 5)	(3,613,247)
TOTAL WAIVERS AND REIMBURSEMENTS		(9,475,561)
Net expenses			13,750,039
Net investment income			4,030,994
Net realized gain on investments			120,254
Change in net assets resulting from operations			$4,151,248
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,030,994	$508,429
Net realized gain on investments	120,254	94,223
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,151,248	602,652
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(12,638)	(0)[1]
Institutional Shares	(3,757,967)	(254,256)
Service Shares	(260,389)	(254,173)
Distributions from net realized gain on investments
Automated Shares	(659)	(0)[1]
Institutional Shares	(48,854)	(23,726)
Service Shares	(45,441)	(20,228)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,125,948)	(552,383)
Share Transactions:
Proceeds from sale of shares	15,764,127,233	16,601,723,630
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves Fund	96,176,155	—
Net asset value of shares issued to shareholders in payment of distributions declared	1,460,013	146,578
Cost of shares redeemed	(15,415,163,524)	(16,730,063,543)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	446,599,877	(128,193,335)
Change in net assets	446,625,177	(128,143,066)
Net Assets:
Beginning of period	5,298,951,539	5,427,094,605
End of period	$5,745,576,716	$5,298,951,539
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Effective July 20, 2015, the Fund began offering Automated Shares.
On December 18, 2015, the Fund acquired all of the net assets of Federated Automated Government Cash Reserves (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Automated Shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and Automated Shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Service Shares exchanged, a shareholder of the Acquired Fund received one Automated Share of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Automated Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
96,176,155	$ 96,176,155	$ 5,556,748,356	$ 5,652,924,511
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$4,038,306
Net realized gain on investments	$120,551
Net increase in net assets resulting from operations	$4,158,857
*	Net investment income reflects $7,312 of pro forma eliminated expenses.
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Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares
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and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $9,475,561 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$86,475	$—	$(9,768)
Institutional Shares	41,834	(6)	—
Service Shares	37,546	—	—
TOTAL	$165,855	$(6)	$(9,768)
For the year ended July 31, 2016, an unaffiliated third-party waived $15,083 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$309,758	$(22,569)	$(152,246)
Service Shares	6,492,790	(596,030)	(2,817,545)
TOTAL	$6,802,548	$(618,599)	$(2,969,791)
For the year ended July 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2016		Period Ended 7/31/2015[1]
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	294,013,501	$294,013,501	100	$100
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves	96,176,155	96,176,155	—	—
Shares issued to shareholders in payment of distributions declared	12,213	12,213	—	—
Shares redeemed	(199,268,986)	(199,268,986)	—	—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	190,932,883	$190,932,883	100	$100

Year Ended July 31	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,558,715,642	$8,558,715,642	9,114,259,977	$9,114,259,977
Shares issued to shareholders in payment of distributions declared	1,416,630	1,416,630	103,361	103,361
Shares redeemed	(8,371,431,419)	(8,371,431,419)	(9,290,974,065)	(9,290,974,065)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	188,700,853	$188,700,853	(176,610,727)	$(176,610,727)
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Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,911,398,090	$6,911,398,090	7,487,463,553	$7,487,463,553
Shares issued to shareholders in payment of distributions declared	31,170	31,170	43,217	43,217
Shares redeemed	(6,844,463,119)	(6,844,463,119)	(7,439,089,478)	(7,439,089,478)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	66,966,141	$66,966,141	48,417,292	$48,417,292
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	446,599,877	$446,599,877	(128,193,335)	$(128,193,335)
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income[1]	$4,125,948	$552,383
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$107,809
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the Adviser voluntarily waived $5,862,314 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2016, FSSC received $279 and reimbursed $618,599 of the other service fees disclosed in Note 2.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $597,938,572 and $656,257,425, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
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The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
9. Subsequent Event
Effective October 1, 2016, the Fund will no longer participate in the LOC disclosed above.
10. Federal Tax Information (unaudited)
For the fiscal year ended July 31, 2016, 100% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended as indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Obligations Tax-Managed Fund as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 26, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.00	$2.04[2]
Institutional Shares	$1,000	$1,001.10	$1.04
Service Shares	$1,000	$1,000.00	$2.09
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.82	$2.06[2]
Institutional Shares	$1,000	$1,023.82	$1.06
Service Shares	$1,000	$1,022.77	$2.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.41%
Institutional Shares	0.21%
Service Shares	0.42%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.73 and $2.77, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2016
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure
Annual Shareholder Report
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requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
Annual Shareholder Report
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exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report
29

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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32

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
39009 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
Institutional	MMPXX
Service	MMSXX
Capital	MMLXX
Eagle	MMMXX

Federated Institutional Money Market Management
(formerly, Federated Money Market Management)
Fund Established 1974

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	32.9%
Commercial Paper and Notes	20.2%
Variable Rate Instruments	13.0%
Other Repurchase Agreements and Repurchase Agreements	33.9%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.9%[5]
8 to 30 Days	17.2%
31 to 90 Days	22.9%
91 to 180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, collateralized loan agreements, commercial paper, corporate bonds and loan participations with interest rates that are fixed or that reset periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 34.7% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—28.2%
		Finance - Banking—28.2%
$250,000,000		Bank of Montreal, 0.390%, 8/3/2016	$250,000,000
299,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.410%—0.530%, 8/3/2016 - 8/12/2016	299,000,000
75,000,000		Canadian Imperial Bank of Commerce, 0.850%, 8/24/2016	75,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.900%, 9/20/2016	100,000,000
200,000,000		Credit Industriel et Commercial, 0.390%, 8/4/2016	200,000,000
225,000,000		Credit Suisse AG, 0.680%—0.710%, 9/1/2016 - 9/6/2016	225,000,000
275,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.750%, 8/1/2016 - 10/3/2016	274,999,986
250,000,000		Standard Chartered Bank PLC, 0.570%, 8/1/2016 - 8/12/2016	250,000,000
350,000,000		Sumitomo Mitsui Banking Corp., 0.370%—0.550%, 8/5/2016 - 9/2/2016	350,000,000
5,000,000		Toronto Dominion Bank, 0.750%, 8/8/2016	5,000,000
65,000,000		Wells Fargo Bank, N.A., 0.840%—0.850%, 8/8/2016 - 8/29/2016	65,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,093,999,986
		COMMERCIAL PAPER—20.2%[1]
		Finance - Banking—16.5%
75,000,000	[2,3]	ASB Finance Ltd., 0.752%, 10/4/2016	74,900,000
35,000,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 0.550%, 8/22/2016	34,988,771
110,000,000	[2,3]	BNP Paribas SA, 0.420%, 8/10/2016	109,988,450
50,000,000		Bank of Montreal, 0.854%, 9/19/2016	49,942,152
30,000,000	[2,3]	Bank of Nova Scotia, Toronto, 0.864%, 9/22/2016	29,962,733
112,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.854%—0.935%, 9/27/2016 - 10/14/2016	111,811,321
40,000,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.651%, 9/23/2016	39,961,723
190,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.530%—0.651%, 8/12/2016 - 9/23/2016	189,896,786
25,000,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.550%, 8/29/2016	24,989,306
300,000,000	[2,3]	Mizuho Bank Ltd., 0.410%, 8/2/2016	299,996,583
55,000,000	[2,3]	Nationwide Building Society, 0.641%, 8/19/2016 - 8/22/2016	54,981,067
100,000,000	[2,3]	Standard Chartered Bank PLC, 0.651%, 9/23/2016	99,904,305
100,000,000	[2,3]	Westpac Trust Securities NZ Ltd., 0.904%, 9/23/2016	99,867,500
		TOTAL	1,221,190,697
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Finance - Commercial—2.5%
$187,147,000	[2,3]	Atlantic Asset Securitization LLC, 0.500%—0.530%, 8/5/2016 - 8/17/2016	$187,119,537
		Finance - Retail—1.2%
40,000,000	[2,3]	Barton Capital S.A., 0.561%, 8/1/2016	40,000,000
50,000,000	[2,3]	Starbird Funding Corp., 0.631%, 9/7/2016	49,967,625
		TOTAL	89,967,625
		TOTAL COMMERCIAL PAPER	1,498,277,859
		NOTES - VARIABLE—13.0%[4]
		Finance - Banking—11.1%
25,000,000		Bank of Montreal, 0.716%, 8/12/2016	25,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.803%, 8/5/2016	50,000,000
40,000,000		Bank of Nova Scotia, Toronto, 0.803%, 8/5/2016	40,000,000
125,000,000		Bank of Nova Scotia, Toronto, 0.820%, 8/8/2016	125,000,000
55,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.842%, 8/25/2016	55,000,000
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.894%, 8/11/2016	15,000,000
20,000,000		Canadian Imperial Bank of Commerce, 0.806%, 8/12/2016	20,000,000
63,678,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecured, 1.147%, 9/20/2016	63,703,438
40,350,000		Greenville, SC Health System, (Series 2008B), (U.S. Bank, N.A. LOC), 0.440%, 8/4/2016	40,350,000
30,000,000	[2,3]	HSBC USA, Inc., 0.810%, 8/10/2016	30,000,000
100,000,000	[2,3]	HSBC USA, Inc., 0.853%, 9/1/2016	100,000,000
7,455,000		Hanover County, VA EDA, (Series 2008D-2), (U.S. Bank, N.A. LOC), 0.430%, 8/3/2016	7,455,000
70,000,000		J.P. Morgan Securities LLC, 0.806%, 8/18/2016	70,000,000
35,000,000	[2,3]	J.P. Morgan Securities LLC, 0.842%, 8/25/2016	35,000,000
2,725,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999-A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.840%, 8/2/2016	2,725,000
9,920,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 0.460%, 8/4/2016	9,920,000
719,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada LOC), 0.450%, 8/4/2016	719,000
15,000,000		Royal Bank of Canada, 0.755%, 10/7/2016	15,000,000
800,000		Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.450%, 8/4/2016	800,000
23,000,000		St. James Parish, LA, (Series 2011), (Bank of Nova Scotia, Toronto LOC), 0.460%, 8/3/2016	23,000,000
675,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 8/2/2016	675,000
Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$20,000,000		Toronto Dominion Bank, 0.929%, 10/17/2016	$20,000,000
37,545,000		Toronto Dominion Bank, Sr. Unsecured, 1.117%, 9/9/2016	37,557,688
15,930,000		Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.520%, 8/3/2016	15,930,000
105,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.500%, 8/4/2016	105,000
5,000,000		Wayne County, GA, IDA, (Series 2000), (Bank of America N.A. LOC), 0.510%, 8/3/2016	5,000,000
15,000,000		Wells Fargo Bank, N.A., Sr. Unsecured, 0.773%, 9/14/2016	14,996,930
		TOTAL	822,937,056
		Government Agency—0.1%
9,000,000		MB N4P3, LLC, Series 2015-A Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.450%, 8/4/2016	9,000,000
		Municipal—0.4%
28,800,000		California Statewide Communities Development Authority, (Series 2004J), 0.380%, 8/3/2016	28,800,000
		Sovereign—1.4%
50,000,000	[2,3]	Erste Abwicklungsanstalt, 0.615%, 8/3/2016	50,000,000
50,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.618%, 8/5/2016	50,000,000
		TOTAL	100,000,000
		TOTAL NOTES - VARIABLE	960,737,056
		TIME DEPOSIT—4.7%
		Finance - Banking—4.7%
350,000,000		National Australia Bank Ltd., Melbourne, 0.300%, 8/1/2016	350,000,000
		OTHER REPURCHASE AGREEMENTS—10.4%
		Finance - Banking—10.4%
30,000,000		BMO Capital Markets Corp., 0.406% interest in a $130,000,000 collateralized loan agreement, dated 7/29/2016, will repurchase securities provided as collateral for $130,004,333 on 8/1/2016, in which corporate bond and medium-term notes with a market value of $132,604,913 have been received as collateral and held with BNY Mellon as tri-party agent.	30,000,000
50,000,000		BNP Paribas SA, 0.608% interest in a $175,000,000 collateralized loan agreement, dated 7/29/2016, will repurchase securities provided as collateral for $175,008,750 on 8/1/2016, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $178,508,926 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$150,000,000	Credit Suisse Securities (USA) LLC, 0.436% interest in a $1,000,000,000 collateralized loan agreement, dated 7/29/2016, will repurchase securities provided as collateral for $1,000,035,833 on 8/1/2016, in which common stocks, exchange-traded funds, mutual funds and a real estate investment trust with a market value of $1,020,012,355 have been received as collateral an held with BNY Mellon as tri-party agent.	$150,000,000
60,000,000	HSBC Securities (USA), Inc., 0.507% interest in a $225,000,000 collateralized loan agreement dated 7/29/2016, will repurchase securities provided as collateral for $225,009,375 on 8/1/2016, in which corporate bonds and medium-term notes with a market value of $229,500,155 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
160,000,000	J.P. Morgan Securities LLC, 0.771%—1.263% interest in a $625,000,000 collateralized loan agreement dated 4/22/2016 - 6/7/2016, will repurchase securities provided as collateral for $627,174,694 on 9/6/2016 - 10/19/2016, in which asset-backed securities and collateralized mortgage obligations with a market value of $638,021,321 have been received as collateral and held with JPMorgan Chase as tri-party agent.	160,000,000
25,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.487% interest in a $100,000,000 collateralized loan agreement dated 7/11/2016, will repurchase securities provided as collateral for $100,041,333 on 8/11/2016, in which american depositary receipts, commercial paper, common stocks, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes, municipal bonds, preferred stocks and unit investment trusts with a market value of $102,028,561 have been received as collateral and held with JPMorgan Chase as tri-party agent.	25,000,000
50,000,000	Mizuho Securities USA, Inc., 1.298% interest in a $100,000,000 collateralized loan agreement dated 6/6/2016, will repurchase securities provided as collateral for $100,213,333 on 8/5/2016, in which collateralized mortgage obligations and Government Agency securities with a market value of $102,090,667 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
250,000,000	Wells Fargo Securities LLC, 0.603%—0.760% interest in a $750,000,000 collateralized loan agreement dated 7/5/2016 - 7/25/2016, will repurchase securities provided as collateral for $750,614,819 on 8/8/2016 - 9/16/2016, in which asset-backed securities, collateralized mortgage obligations, commercial paper and corporate bonds with a market value of $765,258,605 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	775,000,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—23.5%
	Finance - Banking—23.5%
$84,753,000	Interest in $750,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $750,021,875 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $772,522,532.	$84,753,000
357,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,058,333 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/16/2055 and the market value of those underlying securities was $2,055,800,183.	357,000,000
500,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,072,917 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2057 and the market value of those underlying securities was $2,561,625,302.	500,000,000
800,000,000	Interest in $3,680,000,000 joint repurchase agreement 0.36%, dated 7/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,680,110,400 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2046 and the market value of those underlying securities was $3,753,712,609.	800,000,000
	TOTAL REPURCHASE AGREEMENTS	1,741,753,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	7,419,767,901
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,091,538
	TOTAL NET ASSETS—100%	$7,420,859,439
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $1,832,039,145, which represented 24.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $1,832,039,145, which represented 24.7% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
LP	—Limited Partnership
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014[1,2]	2013[1]	2012[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.001	0.001	0.001	0.002
Net realized gain on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.001	0.001	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.003)	(0.001)	(0.001)	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.001)	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.33%	0.11%	0.05%	0.13%	0.19%
Ratios to Average Net Assets:
Net expenses	0.16%	0.15%	0.20%[5]	0.20%	0.20%
Net investment income	0.36%	0.11%	0.05%	0.14%	0.19%
Expense waiver/reimbursement[6]	0.14%	0.14%	0.11%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,243,840	$4,055,957	$461,278	$695,138	$682,218
1	Federated Prime Management Obligations Fund (the “Predecessor Fund”) was reorganized into Federated Institutional Money Market Management (the “Fund”) as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Based on net asset value.
5	Ratio may be higher than the Fund's current fee limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014[1,2]	2013[1]	2012[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Net realized gain on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.11%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.37%	0.25%	0.25%[5]	0.33%	0.38%
Net investment income	0.11%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.17%	0.30%	0.31%	0.23%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$156,150	$143,823	$359,164	$863,455	$785,594
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Based on net asset value.
5	Ratio may be higher than the Fund's current fee limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014[1,2]	2013[1]	2012[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[3]	0.000[3]	0.000[3]	0.001
Net realized gain on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[3]	0.000[3]	0.000[3]	0.001
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.23%	0.02%	0.01%	0.04%	0.09%
Ratios to Average Net Assets:
Net expenses	0.26%	0.25%	0.25%[5]	0.29%	0.30%
Net investment income	0.18%	0.02%	0.01%	0.04%	0.09%
Expense waiver/reimbursement[6]	0.14%	0.15%	0.51%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,350	$105,175	$34,502	$348,153	$322,787
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Based on net asset value.
5	Ratio may be higher than the Fund's current fee limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2014[1]
	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]	—
Net realized gain on investments	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.12%	0.01%	0.00%
Ratios to Average Net Assets:
Net expenses	0.37%	0.25%	0.23%[4]
Net investment income	0.11%	0.01%	0.00%[4]
Expense waiver/reimbursement[5]	0.17%	0.30%	0.51%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,520	$15,889	$17,071
1	Reflects operations for the period from July 21, 2014 (deemed the date of the initial investment pursuant to a reorganization that took place on July 18, 2014) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
July 31, 2016
Assets:
Investment in repurchase agreements and other repurchase agreements	$2,516,753,000
Investment in securities	4,903,014,901
Total investment in securities, at amortized cost and fair value		$7,419,767,901
Cash		176,111
Income receivable		3,538,620
Receivable for shares sold		1,685,471
TOTAL ASSETS		7,425,168,103
Liabilities:
Payable for shares redeemed	$2,751,263
Income distribution payable	1,283,186
Payable to adviser (Note 5)	38,215
Payable for administrative fee (Note 5)	47,565
Payable for other service fees (Notes 2 and 5)	43,012
Accrued expenses (Note 5)	145,423
TOTAL LIABILITIES		4,308,664
Net assets for 7,420,848,405 shares outstanding		$7,420,859,439
Net Assets Consist of:
Paid-in capital		$7,420,848,404
Accumulated net realized gain on investments		3,074
Undistributed net investment income		7,961
TOTAL NET ASSETS		$7,420,859,439
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$7,243,839,896 ÷ 7,243,829,126 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$156,149,584 ÷ 156,149,352 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$8,350,252 ÷ 8,350,239 shares outstanding, no par value, unlimited shares authorized		$1.00
Eagle Shares:
$12,519,707 ÷ 12,519,688 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$33,733,159
Expenses:
Investment adviser fee (Note 5)		$13,199,640
Administrative fee (Note 5)		5,162,321
Custodian fees		254,210
Transfer agent fee		89,317
Directors'/Trustees' fees (Note 5)		39,957
Auditing fees		20,600
Legal fees		9,273
Portfolio accounting fees		212,636
Other service fees (Notes 2 and 5)		485,003
Share registration costs		98,848
Printing and postage		23,010
Miscellaneous (Note 5)		131,028
TOTAL EXPENSES		19,725,843
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(8,935,360)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(51,613)
TOTAL WAIVERS AND REIMBURSEMENTS		(8,986,973)
Net expenses			10,738,870
Net investment income			22,994,289
Net realized gain on investments			10,379
Change in net assets resulting from operations			$23,004,668
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,994,289	$3,158,630
Net realized gain on investments	10,379	30,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,004,668	3,189,231
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(22,681,342)	(3,118,497)
Service Shares	(169,692)	(15,552)
Capital Shares	(123,506)	(17,901)
Eagle Shares	(17,392)	(1,315)
Distributions from net realized gain on investments
Institutional Shares	(33,161)	(2,166)
Service Shares	(1,382)	(168)
Capital Shares	(795)	(29)
Eagle Shares	(124)	(14)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,027,394)	(3,155,642)
Share Transactions:
Proceeds from sale of shares	44,269,161,862	21,201,359,388
Net asset value of shares issued to shareholders in payment of distributions declared	10,255,008	1,138,616
Cost of shares redeemed	(41,179,379,193)	(17,753,701,790)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,100,037,677	3,448,796,214
Change in net assets	3,100,014,951	3,448,829,803
Net Assets:
Beginning of period	4,320,844,488	872,014,685
End of period (including undistributed net investment income of $7,961 and $5,604, respectively)	$7,420,859,439	$4,320,844,488
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Institutional Money Market Management (formerly “Federated Money Market Management”) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
Effective March 31, 2016, the Fund's name was changed from Federated Money Market Management to Federated Institutional Money Market Management.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
15

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Eagle Shares may bear other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $8,986,973 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
16

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$378,922	$(9,384)	$(37,451)
Capital Shares	67,903	—	—
Eagle Shares	38,178	—	(4,778)
TOTAL	$485,003	$(9,384)	$(42,229)
For the year ended July 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the
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restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	43,827,637,924	$43,827,637,924	20,438,368,210	$20,438,369,416
Shares issued to shareholders in payment of distributions declared	10,216,139	10,216,139	1,136,342	1,136,342
Shares redeemed	(40,649,950,167)	(40,649,950,167)	(16,844,858,052)	(16,844,858,052)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,187,903,896	$3,187,903,896	3,594,646,500	$3,594,647,706

Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	415,875,046	$415,875,046	542,816,808	$542,817,420
Shares issued to shareholders in payment of distributions declared	5,315	5,315	542	542
Shares redeemed	(403,553,114)	(403,553,114)	(758,159,870)	(758,159,870)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	12,327,247	$12,327,247	(215,342,520)	$(215,341,908)

Year Ended July 31	2016		2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	15,772,765	$15,772,765	208,497,579	$208,497,625
Shares issued to shareholders in payment of distributions declared	16,412	16,412	420	420
Shares redeemed	(112,613,482)	(112,613,482)	(137,825,607)	(137,825,607)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(96,824,305)	$(96,824,305)	70,672,392	$70,672,438
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Year Ended July 31	2016		2015
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	9,876,127	$9,876,127	11,675,202	$11,674,927
Shares issued to shareholders in payment of distributions declared	17,142	17,142	1,312	1,312
Shares redeemed	(13,262,430)	(13,262,430)	(12,858,261)	(12,858,261)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(3,369,161)	$(3,369,161)	(1,181,747)	$(1,182,022)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,100,037,677	$3,100,037,677	3,448,794,625	$3,448,796,214
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015 was as follows:
	2016	2015
Ordinary income[1]	$23,027,394	$3,155,642
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$11,034
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the Adviser voluntarily waived $8,935,360 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended July 31, 2016, FSSC received $29,898 and reimbursed $9,384 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $23,000,000 and $38,630,000, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
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Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four-decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2016, 86.18% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF FEDERATED INSTITUTIONAL Money market management:
We have audited the accompanying statement of assets and liabilities of Federated Institutional Money Market Management (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2016 and July 31, 2015 and the year or period ended July 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years ended July 31, 2013 were audited by another independent registered public accounting firm whose report, dated September 23, 2013, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional Money Market Management, a portfolio of Money Market Obligations Trust, at July 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2016 and July 31, 2015 and the year or period ended July 31, 2014, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 22, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.20	$0.80
Service Shares	$1,000	$1,001.00	$2.04
Capital Shares	$1,000	$1,001.70	$1.29
Eagle Shares	$1,000	$1,001.00	$1.99
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.07	$0.81
Service Shares	$1,000	$1,022.82	$2.06
Capital Shares	$1,000	$1,023.57	$1.31
Eagle Shares	$1,000	$1,022.87	$2.01
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.16%
Service Shares	0.41%
Capital Shares	0.26%
Eagle Shares	0.40%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report
31

Evaluation and Approval of Advisory Contract–May 2016
Federated Institutional Money Market Management (the “Fund”)
(formerly, Federated Money Market Management)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure
Annual Shareholder Report
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requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
Annual Shareholder Report
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exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report
34

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Annual Shareholder Report
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
28876 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
WS	MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.6%
Municipal Notes	13.7%
Commercial Paper	0.2%
Other Assets and Liabilities—Net[2]	2.5%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.6%
8 to 30 Days	1.2%
31 to 90 Days	5.0%
91 to 180 Days	4.6%
181 Days or more	3.1%
Other Assets and Liabilities—Net[2]	2.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount		Value
	SHORT-TERM MUNICIPALS—97.5%[1,2]
	Alabama—6.1%
$2,450,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.580%, 8/4/2016	$2,450,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.580%, 8/4/2016	3,470,000
1,550,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.530%, 8/4/2016	1,550,000
4,440,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.540%, 8/4/2016	4,440,000
50,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.450%, 8/1/2016	50,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.600%, 8/4/2016	15,000,000
9,800,000	Columbia, AL IDB PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.420%, 8/1/2016	9,800,000
17,150,000	Columbia, AL IDB PCRB, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 0.390%, 8/1/2016	17,150,000
15,430,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.530%, 8/4/2016	15,430,000
10,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.530%, 8/4/2016	10,000,000
260,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.710%, 8/4/2016	260,000
	TOTAL	129,550,000
	Arizona—0.7%
355,000	Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos. Inc.)/(Bank of America N.A. LOC), 0.620%, 8/4/2016	355,000
7,221,000	Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.550%, 8/4/2016	7,221,000
6,750,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/4/2016	6,750,000
	TOTAL	14,326,000
	California—8.5%
5,120,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.690%, 8/4/2016	5,120,000
4,375,000	California Infrastructure & Economic Development Bank, (Series 2011A) Weekly VRDNs (Bay Photo, Inc.)/(Comerica Bank LOC), 0.640%, 8/4/2016	4,375,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.530%, 8/4/2016	$5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.530%, 8/4/2016	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.530%, 8/4/2016	2,940,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.530%, 8/4/2016	2,000,000
3,000,000		California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.530%, 8/4/2016	3,000,000
2,075,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.610%, 8/3/2016	2,075,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.610%, 8/3/2016	2,805,000
2,435,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.610%, 8/3/2016	2,435,000
2,105,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.610%, 8/3/2016	2,105,000
1,075,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.610%, 8/3/2016	1,075,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.610%, 8/3/2016	3,855,000
5,000,000	[3,4]	California State Public Works Board, Tender Option Bond Trust Receipts (2016-XG0003) Weekly VRDNs (University of California (The Regents of))/(Bank of America N.A. LIQ), 0.460%, 8/4/2016	5,000,000
2,000,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.810%, 8/4/2016	2,000,000
13,005,000	[3,4]	Carlsbad, CA USD, Stage Trust (Series 2009-22Z), 0.64% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/8/2016	13,005,000
41,075,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.610%, 8/4/2016	41,075,000
28,565,000	[3,4]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 0.64% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/1/2016	28,565,000
15,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 0.550%, 8/4/2016	15,000,000
8,600,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.480%, 8/4/2016	8,600,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$27,740,000	[3,4]	Ukiah, CA USD, SPEARs (Series DBE-382) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.620%, 8/4/2016	$27,740,000
		TOTAL	181,270,000
		Colorado—1.8%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.530%, 8/4/2016	3,300,000
27,760,000	[3,4]	Colorado Health Facilities Authority, Barclays Floater Certificates (Series 2015-7WE) Weekly VRDNs (Catholic Health Initiatives)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.590%, 8/4/2016	27,760,000
7,500,000	[3,4]	Denver, CO City & County Airport Authority, Tender Option Bond Trust Certificates (2015-XF1036) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.530%, 8/4/2016	7,500,000
		TOTAL	38,560,000
		Connecticut—1.0%
2,000,000		Easton, CT, 2.00% BANs, 12/14/2016	2,011,263
2,500,000		Griswold, CT, 1.25% BANs, 10/4/2016	2,503,500
14,500,000		Putnam, CT, (Lot A), 1.25% BANs, 11/15/2016	14,517,390
1,410,000		Thomaston, CT, 1.50% BANs, 8/4/2016	1,410,111
		TOTAL	20,442,264
		District of Columbia—0.8%
6,025,000		District of Columbia HFA, (Series 2000) Weekly VRDNs (WDC I Limited Partnership Development)/(SunTrust Bank LOC), 0.600%, 8/3/2016	6,025,000
11,250,000	[3,4]	District of Columbia Hospital Revenue, Tender Option Bond Trust Certificates (2015-XF1047) Weekly VRDNs (Children's Hospital Obligated Group/DC)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.590%, 8/4/2016	11,250,000
		TOTAL	17,275,000
		Florida—7.3%
52,945,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.570%, 8/4/2016	52,945,000
1,300,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.400%, 8/1/2016	1,300,000
1,175,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.490%, 8/3/2016	1,175,000
40,000,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.410%, 8/1/2016	40,000,000
20,910,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011A) VRENs, 0.690%, 8/4/2016	20,910,000
Annual Shareholder Report
4

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Florida—continued
$34,000,000	St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.400%, 8/1/2016	$34,000,000
4,035,000	St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.380%, 8/1/2016	4,035,000
	TOTAL	154,365,000
	Georgia—2.5%
850,000	Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.570%, 8/4/2016	850,000
5,500,000	Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.580%, 8/4/2016	5,500,000
5,400,000	Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	5,400,000
5,000,000	City of Atlanta, GA, (Series D-4), 0.24% CP (Atlanta, GA Airport Passenger Facilities Charge Revenue)/(Bank of America N.A. LOC), Mandatory Tender 8/1/2016	5,000,000
3,500,000	Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.580%, 8/4/2016	3,500,000
7,300,000	Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 8/4/2016	7,300,000
1,800,000	Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.560%, 8/4/2016	1,800,000
3,800,000	Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.460%, 8/1/2016	3,800,000
8,600,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.580%, 8/4/2016	8,600,000
7,600,000	Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.460%, 8/1/2016	7,600,000
3,750,000	Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.530%, 8/3/2016	3,750,000
	TOTAL	53,100,000
	Hawaii—0.2%
4,990,000	Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 0.890%, 8/4/2016	4,990,000
	Idaho—1.7%
35,000,000	Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.580%, 8/3/2016	35,000,000
	Illinois—1.3%
1,145,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.670%, 8/4/2016	1,145,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$400,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.860%, 8/4/2016	$400,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	1,000,000
1,845,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.630%, 8/4/2016	1,845,000
3,790,000		Illinois Finance Authority—Solid Waste, (Series 2013) Weekly VRDNs (Kuusakoski US LLC)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/4/2016	3,790,000
19,505,000	[3,4]	Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.690%, 8/4/2016	19,505,000
335,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 8/4/2016	335,000
		TOTAL	28,020,000
		Indiana—6.7%
22,000,000		Bartholomew Consolidated School Corp., IN, 2.25% TANs, 12/30/2016	22,118,683
6,740,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.580%, 8/4/2016	6,740,000
1,400,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	1,400,000
9,090,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.64% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 9/8/2016	9,090,000
22,050,000	[3,4]	Indiana State Finance Authority, Tender Option Bond Trust Certificates (2015-XF1026) Weekly VRDNs (Community Health Network)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.590%, 8/4/2016	22,050,000
12,900,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.550%, 8/4/2016	12,900,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.530%, 8/4/2016	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.510%, 8/4/2016	6,000,000
5,150,000		Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.580%, 8/4/2016	5,150,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.580%, 8/4/2016	10,000,000
Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.580%, 8/4/2016	$1,000,000
32,000,000	Posey County, IN EDA, (Series 2013A), 0.35% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 8/2/2016	32,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.580%, 8/4/2016	10,000,000
	TOTAL	143,448,683
	Iowa—1.1%
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.560%, 8/4/2016	4,770,000
7,700,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.530%, 8/4/2016	7,700,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.530%, 8/4/2016	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.530%, 8/4/2016	6,000,000
	TOTAL	23,770,000
	Kentucky—1.2%
22,650,000	Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 8/5/2016	22,650,000
2,050,000	Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 0.640%, 8/4/2016	2,050,000
	TOTAL	24,700,000
	Louisiana—1.2%
4,900,000	Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 8/3/2016	4,900,000
4,630,000	Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.580%, 8/4/2016	4,630,000
1,800,000	Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.570%, 8/4/2016	1,800,000
7,000,000	St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.650%, 8/3/2016	7,000,000
6,000,000	St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.650%, 8/3/2016	6,000,000
	TOTAL	24,330,000
	Maryland—0.1%
1,240,000	Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/5/2016	1,240,000
1,600,000	Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 8/4/2016	1,600,000
	TOTAL	2,840,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—0.7%
$3,000,000		Lawrence, MA, 1.50% BANs, 9/1/2016	$3,002,218
1,000,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.560%, 8/3/2016	1,000,000
2,500,000		Massachusetts State Housing Finance Agency Housing Revenue, (2015 Series A) Weekly VRDNs (Princeton Westford)/(Bank of America N.A. LOC), 0.470%, 8/4/2016	2,500,000
8,000,000		Pittsfield, MA, 2.00% BANs, 10/28/2016	8,024,942
		TOTAL	14,527,160
		Michigan—7.8%
46,360,000	[3,4]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.590%, 8/4/2016	46,360,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.600%, 8/4/2016	5,500,000
20,000,000	[3,4]	Karegnondi, MI Water Authority, PUTTERs (Series 5009) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	20,000,000
88,050,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.660%, 8/3/2016	88,050,000
5,415,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 8/5/2016	5,415,000
		TOTAL	165,325,000
		Mississippi—1.2%
6,190,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.580%, 8/4/2016	6,190,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.580%, 8/4/2016	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.580%, 8/4/2016	9,670,000
		TOTAL	25,190,000
		Multi-State—9.4%
2,700,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) (Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/4/2016	2,700,000
1,100,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.560%, 8/4/2016	1,100,000
45,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Deutsche Bank Trust Co. Americas LIQ), 0.580%, 8/4/2016	45,300,000
91,300,000	[3,4]	Nuveen Enhanced Municipal Credit Opportunities Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.560%, 8/4/2016	91,300,000
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs (TD Bank, N.A. LIQ), 0.560%, 8/4/2016	$25,000,000
34,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.600%, 8/4/2016	34,000,000
		TOTAL	199,400,000
		New Hampshire—0.5%
10,525,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.440%, 8/1/2016	10,525,000
		New Jersey—5.6%
6,590,000		Freehold Borough, NJ, (Series 2015A), 2.00% BANs, 12/2/2016	6,615,453
5,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.640%, 8/4/2016	5,000,000
17,046,731		Harrison Township, NJ, (Series 2015A), 1.75% BANs, 11/10/2016	17,101,410
7,037,995		Millville, NJ, 1.50% BANs, 8/3/2016	7,038,261
9,283,000		Moonachie, NJ, 2.00% BANs, 10/21/2016	9,306,474
4,955,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.890%, 8/3/2016	4,955,000
2,085,000	[3,4]	New Jersey Higher Education Assistance Authority, Tender Option Bond Trust Certificates (2016-XG0032) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.720%, 8/4/2016	2,085,000
18,500,000		Plainfield, NJ, 1.75% BANs, 9/1/2016	18,516,294
20,000,000		South River, NJ, (Series 2015A), 2.00% BANs, 12/13/2016	20,090,826
3,500,000	[3,4]	Union County, NJ Improvement Authority, Tender Option Bond Trust Certificates (2016-XG0057) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.540%, 8/4/2016	3,500,000
25,000,000		Woodbridge Township, NJ, 1.50% BANs, 8/19/2016	25,012,041
		TOTAL	119,220,759
		New Mexico—0.2%
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	3,400,000
425,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.690%, 8/3/2016	425,000
		TOTAL	3,825,000
		New York—7.0%
16,426,006		Amherst, NY, 2.00% BANs, 11/10/2016	16,493,636
18,000,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	18,000,000
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$13,090,000		Bemus Point, NY CSD, 2.00% BANs, 6/28/2017	$13,219,388
5,959,000		Cooperstown, NY CSD, 1.75% BANs, 6/30/2017	6,003,129
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.580%, 8/4/2016	5,590,000
10,500,000	[3,4]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.590%, 8/4/2016	10,500,000
4,290,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.560%, 8/4/2016	4,290,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.540%, 8/4/2016	1,300,000
12,250,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-2) Daily VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.400%, 8/1/2016	12,250,000
1,500,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Certificates (2015-XF1030) Weekly VRDNs (Deutsche Bank AG LIQ), 0.500%, 8/4/2016	1,500,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.600%, 8/3/2016	24,880,000
3,000,000		New York State HFA, (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs (29 Flatbush Associates, LLC)/(Landesbank Hessen-Thuringen LOC), 0.470%, 8/3/2016	3,000,000
11,655,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 8/1/2016	11,655,000
4,200,000		New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 8/1/2016	4,200,000
10,660,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-1024X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.540%, 8/4/2016	10,660,000
6,095,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.560%, 8/4/2016	6,095,000
		TOTAL	149,636,153
		North Carolina—1.0%
19,885,000		North Carolina Medical Care Commission (Moses H. Cone Memorial), (Series 2011B) VRENs, 0.640%, 8/4/2016	19,885,000
2,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.470%, 8/4/2016	2,000,000
		TOTAL	21,885,000
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Dakota—1.4%
$30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.580%, 8/3/2016	$30,000,000
		Oregon—0.9%
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.530%, 8/4/2016	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.530%, 8/4/2016	10,000,000
		TOTAL	20,000,000
		Pennsylvania—4.1%
9,000,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.470%, 8/3/2016	9,000,000
3,000,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.500%, 8/3/2016	3,000,000
75,920,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.620%, 8/4/2016	75,920,000
		TOTAL	87,920,000
		South Carolina—0.5%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.700%, 8/3/2016	8,000,000
2,455,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.620%, 8/4/2016	2,455,000
		TOTAL	10,455,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.530%, 8/4/2016	3,000,000
		Tennessee—1.1%
7,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.550%, 8/3/2016	7,500,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.580%, 8/4/2016	3,500,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.700%, 8/3/2016	12,800,000
		TOTAL	23,800,000
		Texas—11.1%
7,800,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 8/1/2016	7,800,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$18,400,000		Brazos River, TX, HBR Nav District, (Series 1996) Weekly VRDNs (BASF Corp.), 0.550%, 8/3/2016	$18,400,000
15,800,000		Brazos River, TX, HBR Nav District, (Series 1997) Weekly VRDNs (BASF Corp.), 0.550%, 8/3/2016	15,800,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.530%, 8/4/2016	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.530%, 8/4/2016	2,100,000
11,250,000	[3,4]	Dallas-Fort Worth, TX International Airport, SPEARs (Series DBE-1182) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.590%, 8/4/2016	11,250,000
18,100,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.740%, 8/4/2016	18,100,000
4,900,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.380%, 8/1/2016	4,900,000
4,850,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.380%, 8/1/2016	4,850,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.700%, 8/3/2016	4,000,000
27,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-1015) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.590%, 8/4/2016	27,000,000
55,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 0.540%, 8/3/2016	55,000,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2006) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 0.550%, 8/3/2016	42,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.580%, 8/4/2016	15,000,000
7,095,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.500%, 8/3/2016	7,095,000
		TOTAL	236,245,000
		Utah—0.0%
895,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.570%, 8/4/2016	895,000
		Virginia—0.7%
15,000,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.60% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 9/8/2016	15,000,000
Annual Shareholder Report
12

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Washington—0.4%
$2,195,000	Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.620%, 8/4/2016	$2,195,000
3,700,000	Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.540%, 8/4/2016	3,700,000
2,625,000	Washington State EDFA, (Series 2008D: Skagit Valley Publishing) Weekly VRDNs (Wood Realty, LLC)/(U.S. Bank, N.A. LOC), 0.570%, 8/4/2016	2,625,000
	TOTAL	8,520,000
	Wisconsin—0.6%
6,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.580%, 8/4/2016	6,000,000
1,000,000	Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	1,000,000
1,315,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.670%, 8/4/2016	1,315,000
4,260,000	Wisconsin State Public Finance Authority, (Series 2016) Weekly VRDNs (Birchwood Properties Limited Partnership)/(FHLB of Des Moines LOC), 0.540%, 8/3/2016	4,260,000
	TOTAL	12,575,000
	Wyoming—1.0%
15,300,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Bank of Nova Scotia, Toronto LOC), 0.400%, 8/1/2016	15,300,000
5,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.530%, 8/3/2016	5,700,000
	TOTAL	21,000,000
	TOTAL MUNICIPAL INVESTMENTS—97.5% (AT AMORTIZED COST)[5]	2,074,931,019
	OTHER ASSETS AND LIABILITIES - NET—2.5%[6]	53,497,183
	TOTAL NET ASSETS—100%	$2,128,428,202
Securities that are subject to the federal alternative minimum tax (AMT) represent 51.8% of the portfolio as calculated based upon total market value (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Annual Shareholder Report
13

At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
96.2%	3.8%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $678,935,000, which represented 31.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $678,935,000, which represented 31.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
14

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Wealth Shares
(formerly, Institutional Shares)
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.001	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.17%	0.01%	0.02%	0.05%	0.15%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.14%	0.16%	0.21%	0.21%[3]
Net investment income	0.11%	0.01%	0.01%	0.06%	0.14%
Expense waiver/reimbursement[4]	0.14%	0.16%	0.14%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,003,993	$1,037,940	$1,242,908	$1,229,003	$2,268,337
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.17% and 0.21% for the years ended July 31, 2016 and 2012, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Assets and Liabilities
July 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$2,074,931,019
Cash		2,387,835
Income receivable		3,529,690
Receivable for investments sold		48,412,627
Receivable for shares sold		227,997
TOTAL ASSETS		2,129,489,168
Liabilities:
Payable for shares redeemed	$448,098
Income distribution payable	185,172
Payable to adviser (Note 5)	17,458
Payable for administrative fee (Note 5)	13,643
Payable for transfer agent fee	51,259
Payable for portfolio accounting fees	67,461
Payable for distribution services fee (Note 5)	70,209
Payable for other service fees (Notes 2 and 5)	159,760
Payable for share registration costs	35,442
Accrued expenses (Note 5)	12,464
TOTAL LIABILITIES		1,060,966
Net assets for 2,128,130,358 shares outstanding		$2,128,428,202
Net Assets Consist of:
Paid-in capital		$2,128,110,047
Accumulated net realized gain on investments		315,823
Undistributed net investment income		2,332
TOTAL NET ASSETS		$2,128,428,202
Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$56,319,246 ÷ 56,311,365 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,003,993,243 ÷ 1,003,852,764 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$584,893,449 ÷ 584,811,613 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$118,980,459 ÷ 118,963,810 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$210,967,099 ÷ 210,937,578 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$153,274,606 ÷ 153,253,128 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$6,293,348
Expenses:
Investment adviser fee (Note 5)		$4,490,509
Administrative fee (Note 5)		1,756,378
Custodian fees		73,965
Transfer agent fee (Note 2)		353,346
Directors'/Trustees' fees (Note 5)		16,573
Auditing fees		22,680
Legal fees		37,880
Portfolio accounting fees		260,556
Distribution services fee (Note 5)		1,493,122
Other service fees (Notes 2 and 5)		2,739,970
Share registration costs		171,528
Printing and postage		50,379
Miscellaneous (Note 5)		74,642
TOTAL EXPENSES		11,541,528
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(3,164,342)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(3,531,412)
Reduction of custodian fees (Note 6)	(1,562)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(6,697,316)
Net expenses			4,844,212
Net investment income			1,449,136
Net realized gain on investments			879,501
Change in net assets resulting from operations			$2,328,637
See Notes which are an integral part of the Financial Statements
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19

Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,449,136	$246,498
Net realized gain on investments	879,501	641,861
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,328,637	888,359
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(679)	(0)[1]
Wealth Shares	(1,069,355)	(109,201)
Service Shares	(181,253)	(76,639)
Cash II Shares	(9,458)	(43)
Cash Series Shares	(19,042)	(470)
Capital Shares	(166,361)	(60,967)
Trust Shares	(0)[1]	(0)[1]
Distributions from net realized gain on investments
Investment Shares	(0)[1]	(0)[1]
Wealth Shares	(509,517)	(53,503)
Service Shares	(342,270)	(38,012)
Cash II Shares	(12,804)	—
Cash Series Shares	(105,910)	—
Capital Shares	(235,021)	(28,429)
Trust Shares	(0)[1]	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,651,670)	(367,264)
Share Transactions:
Proceeds from sale of shares	4,665,357,180	4,767,904,820
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	117,641,559	—
Net asset value of shares issued to shareholders in payment of distributions declared	1,384,686	247,567
Cost of shares redeemed	(4,980,693,314)	(5,133,050,497)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(196,309,889)	(364,898,110)
Change in net assets	(196,632,922)	(364,377,015)
Net Assets:
Beginning of period	2,325,061,124	2,689,438,139
End of period (including undistributed (distributions in excess of) net investment income of $2,332 and $(656), respectively)	$2,128,428,202	$2,325,061,124
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 diversified portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Investment Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
On December 11, 2015, the Fund acquired all of the net assets of Federated Municipal Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors on May 14, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
The Fund received net assets from Acquired Fund as the result of the tax-free reorganization as follows:
Cash II Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
117,641,559	$117,641,559	$2,501,325,401	$2,618,966,960
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$1,455,776
Net realized gain on investments	$953,052
Net decrease in net assets resulting from operations	$2,408,828
*	Net investment income reflects $6,640 of pro forma eliminated expenses.
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21

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2016.
Effective June 2, 2015, the Fund began offering Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares.
Effective December 31, 2015, Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Trust Shares may bear distribution
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22

services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $6,697,316 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended July 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Investment Shares	$7,052	$—	$—
Wealth Shares	25,718	(323)	—
Service Shares	17,966	(331)	—
Cash II Shares	98,294	—	(51,638)
Cash Series Shares	196,210	—	(117,288)
Capital Shares	8,106	(17)	—
TOTAL	$353,346	$(671)	$(168,926)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Investment Shares	$16,987	$(4,302)	$(12,265)
Service Shares	1,667,835	—	(1,137,059)
Cash II Shares	237,727	—	(237,727)
Cash Series Shares	476,364	—	(476,364)
Capital Shares	341,057	—	(269,924)
TOTAL	$2,739,970	$(4,302)	$(2,133,339)
For the year ended July 31, 2016, the Fund's Wealth Shares did not incur other service fees. For the year ended July 31, 2016, the Fund's Trust Shares incurred other service fees of less than $1.00.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
Annual Shareholder Report
23

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report
24

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	69,828,940	$69,828,940	100	$100
Shares issued to shareholders in payment of distributions declared	679	679	—	—
Shares redeemed	(13,518,354)	(13,518,354)	(—)	(—)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	56,311,265	$56,311,265	100	$100

Year Ended July 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,468,485,114	$2,468,485,114	2,308,938,210	$2,308,938,210
Shares issued to shareholders in payment of distributions declared	506,230	506,230	75,697	75,697
Shares redeemed	(2,502,795,208)	(2,502,795,208)	(2,514,211,481)	(2,514,211,481)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(33,803,864)	$(33,803,864)	(205,197,574)	$(205,197,574)

Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,126,592,313	$1,126,592,313	1,462,779,997	$1,462,779,997
Shares issued to shareholders in payment of distributions declared	442,104	442,104	100,768	100,768
Shares redeemed	(1,268,262,586)	(1,268,262,586)	(1,484,803,458)	(1,484,803,458)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(141,228,169)	$(141,228,169)	(21,922,693)	$(21,922,693)

	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	93,331,626	$93,331,626	16,794,384	$16,794,384
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	117,641,559	117,641,559	—	—
Shares issued to shareholders in payment of distributions declared	22,039	22,039	43	43
Shares redeemed	(107,777,171)	(107,777,171)	(1,048,670)	(1,048,670)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	103,218,053	$103,218,053	15,745,757	$15,745,757
Annual Shareholder Report
25

	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	537,663,394	$537,663,394	107,249,585	$107,249,585
Shares issued to shareholders in payment of distributions declared	124,951	124,951	470	470
Shares redeemed	(421,339,721)	(421,339,721)	(12,761,101)	(12,761,101)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	116,448,624	$116,448,624	94,488,954	$94,488,954

Year Ended July 31	2016		2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	369,455,793	$369,455,793	872,142,444	$872,142,444
Shares issued to shareholders in payment of distributions declared	288,683	288,683	70,589	70,589
Shares redeemed	(667,000,274)	(667,000,274)	(1,120,225,787)	(1,120,225,787)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(297,255,798)	$(297,255,798)	(248,012,754)	$(248,012,754)

	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM TRUST SHARES TRANSACTIONS	—	$—	100	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARES TRANSACTIONS	(196,309,889)	$(196,309,889)	(364,898,110)	$(364,898,110)
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015 was as follows:
	2016	2015
Tax-exempt income	$1,446,148	$ 247,320
Ordinary income[1]	$412,048	$4,584
Long-term capital gains	$793,474	$115,360
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Annual Shareholder Report
26

As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$2,332
Undistributed long-term capital gains	$315,823
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2016, the Adviser voluntarily waived $3,164,342 of its fee and voluntarily reimbursed $671 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$16,987	$(2,630)
Cash II Shares	332,861	(237,776)
Cash Series Shares	1,143,274	(983,768)
TOTAL	$1,493,122	$(1,224,174)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2016, the Fund's Trust Shares incurred a distribution services fee of less than $1.00.
Other Service Fees
For the year ended July 31, 2016, FSSC reimbursed $4,302 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78%, 0.21%, 0.46%, 0.91%, 1.05%, 0.31% and 0.61% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017 or (b) the date of
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the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,373,195,000 and $1,685,683,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2016, the Fund's expenses were reduced by $1,562 under these arrangements.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
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9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
10. Subsequent Event
Effective October 1, 2016, the Fund will no longer participate in the LOC disclosed above.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2016, the amount of long-term capital gains designated by the Fund was $793,474.
For the year ended July 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE Wealth Class SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Obligations Fund as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 26, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,001.10	$1.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.82	$1.06
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer and Vice President Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2016
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report
40

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
41

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who
Annual Shareholder Report
42

execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates
Annual Shareholder Report
43

have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
44

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
45

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
33515 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
IV	MOIXX
Wealth	MOFXX
Service	MOSXX
Cash II	MODXX
Cash Series	MFSXX
Capital	MFCXX
Trust	MOTXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.6%
Municipal Notes	13.7%
Commercial Paper	0.2%
Other Assets and Liabilities—Net[2]	2.5%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.6%
8 to 30 Days	1.2%
31 to 90 Days	5.0%
91 to 180 Days	4.6%
181 Days or more	3.1%
Other Assets and Liabilities—Net[2]	2.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments
July 31, 2016
Principal Amount		Value
	SHORT-TERM MUNICIPALS—97.5%[1,2]
	Alabama—6.1%
$2,450,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.580%, 8/4/2016	$2,450,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.580%, 8/4/2016	3,470,000
1,550,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.530%, 8/4/2016	1,550,000
4,440,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.540%, 8/4/2016	4,440,000
50,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.450%, 8/1/2016	50,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.600%, 8/4/2016	15,000,000
9,800,000	Columbia, AL IDB PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.420%, 8/1/2016	9,800,000
17,150,000	Columbia, AL IDB PCRB, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 0.390%, 8/1/2016	17,150,000
15,430,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.530%, 8/4/2016	15,430,000
10,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.530%, 8/4/2016	10,000,000
260,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.710%, 8/4/2016	260,000
	TOTAL	129,550,000
	Arizona—0.7%
355,000	Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos. Inc.)/(Bank of America N.A. LOC), 0.620%, 8/4/2016	355,000
7,221,000	Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.550%, 8/4/2016	7,221,000
6,750,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/4/2016	6,750,000
	TOTAL	14,326,000
	California—8.5%
5,120,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.690%, 8/4/2016	5,120,000
4,375,000	California Infrastructure & Economic Development Bank, (Series 2011A) Weekly VRDNs (Bay Photo, Inc.)/(Comerica Bank LOC), 0.640%, 8/4/2016	4,375,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.530%, 8/4/2016	$5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.530%, 8/4/2016	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.530%, 8/4/2016	2,940,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.530%, 8/4/2016	2,000,000
3,000,000		California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.530%, 8/4/2016	3,000,000
2,075,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.610%, 8/3/2016	2,075,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.610%, 8/3/2016	2,805,000
2,435,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.610%, 8/3/2016	2,435,000
2,105,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.610%, 8/3/2016	2,105,000
1,075,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.610%, 8/3/2016	1,075,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.610%, 8/3/2016	3,855,000
5,000,000	[3,4]	California State Public Works Board, Tender Option Bond Trust Receipts (2016-XG0003) Weekly VRDNs (University of California (The Regents of))/(Bank of America N.A. LIQ), 0.460%, 8/4/2016	5,000,000
2,000,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.810%, 8/4/2016	2,000,000
13,005,000	[3,4]	Carlsbad, CA USD, Stage Trust (Series 2009-22Z), 0.64% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/8/2016	13,005,000
41,075,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.610%, 8/4/2016	41,075,000
28,565,000	[3,4]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 0.64% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/1/2016	28,565,000
15,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 0.550%, 8/4/2016	15,000,000
8,600,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.480%, 8/4/2016	8,600,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$27,740,000	[3,4]	Ukiah, CA USD, SPEARs (Series DBE-382) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.620%, 8/4/2016	$27,740,000
		TOTAL	181,270,000
		Colorado—1.8%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.530%, 8/4/2016	3,300,000
27,760,000	[3,4]	Colorado Health Facilities Authority, Barclays Floater Certificates (Series 2015-7WE) Weekly VRDNs (Catholic Health Initiatives)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.590%, 8/4/2016	27,760,000
7,500,000	[3,4]	Denver, CO City & County Airport Authority, Tender Option Bond Trust Certificates (2015-XF1036) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.530%, 8/4/2016	7,500,000
		TOTAL	38,560,000
		Connecticut—1.0%
2,000,000		Easton, CT, 2.00% BANs, 12/14/2016	2,011,263
2,500,000		Griswold, CT, 1.25% BANs, 10/4/2016	2,503,500
14,500,000		Putnam, CT, (Lot A), 1.25% BANs, 11/15/2016	14,517,390
1,410,000		Thomaston, CT, 1.50% BANs, 8/4/2016	1,410,111
		TOTAL	20,442,264
		District of Columbia—0.8%
6,025,000		District of Columbia HFA, (Series 2000) Weekly VRDNs (WDC I Limited Partnership Development)/(SunTrust Bank LOC), 0.600%, 8/3/2016	6,025,000
11,250,000	[3,4]	District of Columbia Hospital Revenue, Tender Option Bond Trust Certificates (2015-XF1047) Weekly VRDNs (Children's Hospital Obligated Group/DC)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.590%, 8/4/2016	11,250,000
		TOTAL	17,275,000
		Florida—7.3%
52,945,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.570%, 8/4/2016	52,945,000
1,300,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.400%, 8/1/2016	1,300,000
1,175,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.490%, 8/3/2016	1,175,000
40,000,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.410%, 8/1/2016	40,000,000
20,910,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011A) VRENs, 0.690%, 8/4/2016	20,910,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Florida—continued
$34,000,000	St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.400%, 8/1/2016	$34,000,000
4,035,000	St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.380%, 8/1/2016	4,035,000
	TOTAL	154,365,000
	Georgia—2.5%
850,000	Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.570%, 8/4/2016	850,000
5,500,000	Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.580%, 8/4/2016	5,500,000
5,400,000	Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	5,400,000
5,000,000	City of Atlanta, GA, (Series D-4), 0.24% CP (Atlanta, GA Airport Passenger Facilities Charge Revenue)/(Bank of America N.A. LOC), Mandatory Tender 8/1/2016	5,000,000
3,500,000	Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.580%, 8/4/2016	3,500,000
7,300,000	Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 8/4/2016	7,300,000
1,800,000	Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.560%, 8/4/2016	1,800,000
3,800,000	Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.460%, 8/1/2016	3,800,000
8,600,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.580%, 8/4/2016	8,600,000
7,600,000	Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.460%, 8/1/2016	7,600,000
3,750,000	Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.530%, 8/3/2016	3,750,000
	TOTAL	53,100,000
	Hawaii—0.2%
4,990,000	Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 0.890%, 8/4/2016	4,990,000
	Idaho—1.7%
35,000,000	Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.580%, 8/3/2016	35,000,000
	Illinois—1.3%
1,145,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.670%, 8/4/2016	1,145,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$400,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.860%, 8/4/2016	$400,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	1,000,000
1,845,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.630%, 8/4/2016	1,845,000
3,790,000		Illinois Finance Authority—Solid Waste, (Series 2013) Weekly VRDNs (Kuusakoski US LLC)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/4/2016	3,790,000
19,505,000	[3,4]	Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.690%, 8/4/2016	19,505,000
335,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 8/4/2016	335,000
		TOTAL	28,020,000
		Indiana—6.7%
22,000,000		Bartholomew Consolidated School Corp., IN, 2.25% TANs, 12/30/2016	22,118,683
6,740,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.580%, 8/4/2016	6,740,000
1,400,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	1,400,000
9,090,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.64% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 9/8/2016	9,090,000
22,050,000	[3,4]	Indiana State Finance Authority, Tender Option Bond Trust Certificates (2015-XF1026) Weekly VRDNs (Community Health Network)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.590%, 8/4/2016	22,050,000
12,900,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.550%, 8/4/2016	12,900,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.530%, 8/4/2016	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.510%, 8/4/2016	6,000,000
5,150,000		Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.580%, 8/4/2016	5,150,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.580%, 8/4/2016	10,000,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.580%, 8/4/2016	$1,000,000
32,000,000	Posey County, IN EDA, (Series 2013A), 0.35% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 8/2/2016	32,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.580%, 8/4/2016	10,000,000
	TOTAL	143,448,683
	Iowa—1.1%
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.560%, 8/4/2016	4,770,000
7,700,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.530%, 8/4/2016	7,700,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.530%, 8/4/2016	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.530%, 8/4/2016	6,000,000
	TOTAL	23,770,000
	Kentucky—1.2%
22,650,000	Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 8/5/2016	22,650,000
2,050,000	Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 0.640%, 8/4/2016	2,050,000
	TOTAL	24,700,000
	Louisiana—1.2%
4,900,000	Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 8/3/2016	4,900,000
4,630,000	Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.580%, 8/4/2016	4,630,000
1,800,000	Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.570%, 8/4/2016	1,800,000
7,000,000	St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.650%, 8/3/2016	7,000,000
6,000,000	St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.650%, 8/3/2016	6,000,000
	TOTAL	24,330,000
	Maryland—0.1%
1,240,000	Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/5/2016	1,240,000
1,600,000	Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 8/4/2016	1,600,000
	TOTAL	2,840,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—0.7%
$3,000,000		Lawrence, MA, 1.50% BANs, 9/1/2016	$3,002,218
1,000,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.560%, 8/3/2016	1,000,000
2,500,000		Massachusetts State Housing Finance Agency Housing Revenue, (2015 Series A) Weekly VRDNs (Princeton Westford)/(Bank of America N.A. LOC), 0.470%, 8/4/2016	2,500,000
8,000,000		Pittsfield, MA, 2.00% BANs, 10/28/2016	8,024,942
		TOTAL	14,527,160
		Michigan—7.8%
46,360,000	[3,4]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.590%, 8/4/2016	46,360,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.600%, 8/4/2016	5,500,000
20,000,000	[3,4]	Karegnondi, MI Water Authority, PUTTERs (Series 5009) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	20,000,000
88,050,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.660%, 8/3/2016	88,050,000
5,415,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 8/5/2016	5,415,000
		TOTAL	165,325,000
		Mississippi—1.2%
6,190,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.580%, 8/4/2016	6,190,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.580%, 8/4/2016	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.580%, 8/4/2016	9,670,000
		TOTAL	25,190,000
		Multi-State—9.4%
2,700,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) (Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/4/2016	2,700,000
1,100,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.560%, 8/4/2016	1,100,000
45,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Deutsche Bank Trust Co. Americas LIQ), 0.580%, 8/4/2016	45,300,000
91,300,000	[3,4]	Nuveen Enhanced Municipal Credit Opportunities Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.560%, 8/4/2016	91,300,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs (TD Bank, N.A. LIQ), 0.560%, 8/4/2016	$25,000,000
34,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.600%, 8/4/2016	34,000,000
		TOTAL	199,400,000
		New Hampshire—0.5%
10,525,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.440%, 8/1/2016	10,525,000
		New Jersey—5.6%
6,590,000		Freehold Borough, NJ, (Series 2015A), 2.00% BANs, 12/2/2016	6,615,453
5,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.640%, 8/4/2016	5,000,000
17,046,731		Harrison Township, NJ, (Series 2015A), 1.75% BANs, 11/10/2016	17,101,410
7,037,995		Millville, NJ, 1.50% BANs, 8/3/2016	7,038,261
9,283,000		Moonachie, NJ, 2.00% BANs, 10/21/2016	9,306,474
4,955,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.890%, 8/3/2016	4,955,000
2,085,000	[3,4]	New Jersey Higher Education Assistance Authority, Tender Option Bond Trust Certificates (2016-XG0032) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.720%, 8/4/2016	2,085,000
18,500,000		Plainfield, NJ, 1.75% BANs, 9/1/2016	18,516,294
20,000,000		South River, NJ, (Series 2015A), 2.00% BANs, 12/13/2016	20,090,826
3,500,000	[3,4]	Union County, NJ Improvement Authority, Tender Option Bond Trust Certificates (2016-XG0057) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.540%, 8/4/2016	3,500,000
25,000,000		Woodbridge Township, NJ, 1.50% BANs, 8/19/2016	25,012,041
		TOTAL	119,220,759
		New Mexico—0.2%
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	3,400,000
425,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.690%, 8/3/2016	425,000
		TOTAL	3,825,000
		New York—7.0%
16,426,006		Amherst, NY, 2.00% BANs, 11/10/2016	16,493,636
18,000,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	18,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$13,090,000		Bemus Point, NY CSD, 2.00% BANs, 6/28/2017	$13,219,388
5,959,000		Cooperstown, NY CSD, 1.75% BANs, 6/30/2017	6,003,129
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.580%, 8/4/2016	5,590,000
10,500,000	[3,4]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.590%, 8/4/2016	10,500,000
4,290,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.560%, 8/4/2016	4,290,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.540%, 8/4/2016	1,300,000
12,250,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-2) Daily VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.400%, 8/1/2016	12,250,000
1,500,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Certificates (2015-XF1030) Weekly VRDNs (Deutsche Bank AG LIQ), 0.500%, 8/4/2016	1,500,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.600%, 8/3/2016	24,880,000
3,000,000		New York State HFA, (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs (29 Flatbush Associates, LLC)/(Landesbank Hessen-Thuringen LOC), 0.470%, 8/3/2016	3,000,000
11,655,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 8/1/2016	11,655,000
4,200,000		New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 8/1/2016	4,200,000
10,660,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-1024X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.540%, 8/4/2016	10,660,000
6,095,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.560%, 8/4/2016	6,095,000
		TOTAL	149,636,153
		North Carolina—1.0%
19,885,000		North Carolina Medical Care Commission (Moses H. Cone Memorial), (Series 2011B) VRENs, 0.640%, 8/4/2016	19,885,000
2,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.470%, 8/4/2016	2,000,000
		TOTAL	21,885,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Dakota—1.4%
$30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.580%, 8/3/2016	$30,000,000
		Oregon—0.9%
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.530%, 8/4/2016	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.530%, 8/4/2016	10,000,000
		TOTAL	20,000,000
		Pennsylvania—4.1%
9,000,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.470%, 8/3/2016	9,000,000
3,000,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.500%, 8/3/2016	3,000,000
75,920,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.620%, 8/4/2016	75,920,000
		TOTAL	87,920,000
		South Carolina—0.5%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.700%, 8/3/2016	8,000,000
2,455,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.620%, 8/4/2016	2,455,000
		TOTAL	10,455,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.530%, 8/4/2016	3,000,000
		Tennessee—1.1%
7,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.550%, 8/3/2016	7,500,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.580%, 8/4/2016	3,500,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.700%, 8/3/2016	12,800,000
		TOTAL	23,800,000
		Texas—11.1%
7,800,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 8/1/2016	7,800,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$18,400,000		Brazos River, TX, HBR Nav District, (Series 1996) Weekly VRDNs (BASF Corp.), 0.550%, 8/3/2016	$18,400,000
15,800,000		Brazos River, TX, HBR Nav District, (Series 1997) Weekly VRDNs (BASF Corp.), 0.550%, 8/3/2016	15,800,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.530%, 8/4/2016	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.530%, 8/4/2016	2,100,000
11,250,000	[3,4]	Dallas-Fort Worth, TX International Airport, SPEARs (Series DBE-1182) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.590%, 8/4/2016	11,250,000
18,100,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.740%, 8/4/2016	18,100,000
4,900,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.380%, 8/1/2016	4,900,000
4,850,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.380%, 8/1/2016	4,850,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.700%, 8/3/2016	4,000,000
27,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-1015) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.590%, 8/4/2016	27,000,000
55,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 0.540%, 8/3/2016	55,000,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2006) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 0.550%, 8/3/2016	42,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.580%, 8/4/2016	15,000,000
7,095,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.500%, 8/3/2016	7,095,000
		TOTAL	236,245,000
		Utah—0.0%
895,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.570%, 8/4/2016	895,000
		Virginia—0.7%
15,000,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.60% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 9/8/2016	15,000,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Washington—0.4%
$2,195,000	Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.620%, 8/4/2016	$2,195,000
3,700,000	Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.540%, 8/4/2016	3,700,000
2,625,000	Washington State EDFA, (Series 2008D: Skagit Valley Publishing) Weekly VRDNs (Wood Realty, LLC)/(U.S. Bank, N.A. LOC), 0.570%, 8/4/2016	2,625,000
	TOTAL	8,520,000
	Wisconsin—0.6%
6,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.580%, 8/4/2016	6,000,000
1,000,000	Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	1,000,000
1,315,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.670%, 8/4/2016	1,315,000
4,260,000	Wisconsin State Public Finance Authority, (Series 2016) Weekly VRDNs (Birchwood Properties Limited Partnership)/(FHLB of Des Moines LOC), 0.540%, 8/3/2016	4,260,000
	TOTAL	12,575,000
	Wyoming—1.0%
15,300,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Bank of Nova Scotia, Toronto LOC), 0.400%, 8/1/2016	15,300,000
5,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.530%, 8/3/2016	5,700,000
	TOTAL	21,000,000
	TOTAL MUNICIPAL INVESTMENTS—97.5% (AT AMORTIZED COST)[5]	2,074,931,019
	OTHER ASSETS AND LIABILITIES - NET—2.5%[6]	53,497,183
	TOTAL NET ASSETS—100%	$2,128,428,202
Securities that are subject to the federal alternative minimum tax (AMT) represent 51.8% of the portfolio as calculated based upon total market value (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Annual Shareholder Report

At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
96.2%	3.8%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $678,935,000, which represented 31.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $678,935,000, which represented 31.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.53%[5]	0.15%[6]
Net investment income	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.38%	0.76%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$56,319	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.53% after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Wealth Shares
(formerly, Institutional Shares)
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.001	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.17%	0.01%	0.02%	0.05%	0.15%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.14%	0.16%	0.21%	0.21%[3]
Net investment income	0.11%	0.01%	0.01%	0.06%	0.14%
Expense waiver/reimbursement[4]	0.14%	0.16%	0.14%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,003,993	$1,037,940	$1,242,908	$1,229,003	$2,268,337
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.17% and 0.21% for the years ended July 31, 2016 and 2012, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.01%	0.02%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.25%[3]	0.14%	0.16%	0.25%	0.34%[3]
Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.31%	0.40%	0.39%	0.30%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$584,893	$726,226	$747,980	$738,562	$828,815
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.25% and 0.34% for the years ended July 31, 2016 and 2012, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.33%[5]	0.15%[6]
Net investment income	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.68%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$118,980	$15,750
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.33% after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.30%[5]	0.15%[6]
Net investment income	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.96%	1.11%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$210,967	$94,515
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.30% after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.01%	0.02%	0.01%	0.06%
Ratios to Average Net Assets:
Net expenses	0.18%[3]	0.14%	0.16%	0.25%	0.31%[3]
Net investment income	0.05%	0.01%	0.01%	0.01%	0.04%
Expense waiver/reimbursement[4]	0.23%	0.26%	0.24%	0.15%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$153,275	$450,631	$698,550	$726,987	$1,108,338
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.18% and 0.31% for the years ended July 31, 2016 and 2012, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.28%[5]	0.15%[6]
Net investment income	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.53%	0.66%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[8]	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios is 0.28% for the year ended July 31, 2016, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$2,074,931,019
Cash		2,387,835
Income receivable		3,529,690
Receivable for investments sold		48,412,627
Receivable for shares sold		227,997
TOTAL ASSETS		2,129,489,168
Liabilities:
Payable for shares redeemed	$448,098
Income distribution payable	185,172
Payable to adviser (Note 5)	17,458
Payable for administrative fee (Note 5)	13,643
Payable for transfer agent fee	51,259
Payable for portfolio accounting fees	67,461
Payable for distribution services fee (Note 5)	70,209
Payable for other service fees (Notes 2 and 5)	159,760
Payable for share registration costs	35,442
Accrued expenses (Note 5)	12,464
TOTAL LIABILITIES		1,060,966
Net assets for 2,128,130,358 shares outstanding		$2,128,428,202
Net Assets Consist of:
Paid-in capital		$2,128,110,047
Accumulated net realized gain on investments		315,823
Undistributed net investment income		2,332
TOTAL NET ASSETS		$2,128,428,202
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$56,319,246 ÷ 56,311,365 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,003,993,243 ÷ 1,003,852,764 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$584,893,449 ÷ 584,811,613 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$118,980,459 ÷ 118,963,810 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$210,967,099 ÷ 210,937,578 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$153,274,606 ÷ 153,253,128 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$6,293,348
Expenses:
Investment adviser fee (Note 5)		$4,490,509
Administrative fee (Note 5)		1,756,378
Custodian fees		73,965
Transfer agent fee (Note 2)		353,346
Directors'/Trustees' fees (Note 5)		16,573
Auditing fees		22,680
Legal fees		37,880
Portfolio accounting fees		260,556
Distribution services fee (Note 5)		1,493,122
Other service fees (Notes 2 and 5)		2,739,970
Share registration costs		171,528
Printing and postage		50,379
Miscellaneous (Note 5)		74,642
TOTAL EXPENSES		11,541,528
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(3,164,342)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(3,531,412)
Reduction of custodian fees (Note 6)	(1,562)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(6,697,316)
Net expenses			4,844,212
Net investment income			1,449,136
Net realized gain on investments			879,501
Change in net assets resulting from operations			$2,328,637
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,449,136	$246,498
Net realized gain on investments	879,501	641,861
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,328,637	888,359
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(679)	(0)[1]
Wealth Shares	(1,069,355)	(109,201)
Service Shares	(181,253)	(76,639)
Cash II Shares	(9,458)	(43)
Cash Series Shares	(19,042)	(470)
Capital Shares	(166,361)	(60,967)
Trust Shares	(0)[1]	(0)[1]
Distributions from net realized gain on investments
Investment Shares	(0)[1]	(0)[1]
Wealth Shares	(509,517)	(53,503)
Service Shares	(342,270)	(38,012)
Cash II Shares	(12,804)	—
Cash Series Shares	(105,910)	—
Capital Shares	(235,021)	(28,429)
Trust Shares	(0)[1]	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,651,670)	(367,264)
Share Transactions:
Proceeds from sale of shares	4,665,357,180	4,767,904,820
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	117,641,559	—
Net asset value of shares issued to shareholders in payment of distributions declared	1,384,686	247,567
Cost of shares redeemed	(4,980,693,314)	(5,133,050,497)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(196,309,889)	(364,898,110)
Change in net assets	(196,632,922)	(364,377,015)
Net Assets:
Beginning of period	2,325,061,124	2,689,438,139
End of period (including undistributed (distributions in excess of) net investment income of $2,332 and $(656), respectively)	$2,128,428,202	$2,325,061,124
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 diversified portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
On December 11, 2015, the Fund acquired all of the net assets of Federated Municipal Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors on May 14, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follow:
Cash II Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
117,641,559	$117,641,559	$2,501,325,401	$2,618,966,960
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016 are as follows:
Net investment income*	$1,455,776
Net realized gain on investments	$953,052
Net increase in net assets resulting from operations	$2,408,828
*	Net investment income reflects $6,640 of pro forma eliminated expenses.
Annual Shareholder Report

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2016.
Effective June 2, 2015, the Fund began offering Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares.
Effective December 31, 2015, Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Trust Shares may bear distribution
Annual Shareholder Report

services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $6,697,316 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended July 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Investment Shares	$7,052	$—	$—
Wealth Shares	25,718	(323)	—
Service Shares	17,966	(331)	—
Cash II Shares	98,294	—	(51,638)
Cash Series Shares	196,210	—	(117,288)
Capital Shares	8,106	(17)	—
TOTAL	$353,346	$(671)	$(168,926)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Investment Shares	$16,987	$(4,302)	$(12,265)
Service Shares	1,667,835	—	(1,137,059)
Cash II Shares	237,727	—	(237,727)
Cash Series Shares	476,364	—	(476,364)
Capital Shares	341,057	—	(269,924)
TOTAL	$2,739,970	$(4,302)	$(2,133,339)
For the year ended July 31, 2016, the Fund's Wealth Shares did not incur other service fees. For the year ended July 31, 2016, the Fund's Trust Shares incurred other service fees of less than $1.00.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	69,828,940	$69,828,940	100	$100
Shares issued to shareholders in payment of distributions declared	679	679	—	—
Shares redeemed	(13,518,354)	(13,518,354)	(—)	(—)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	56,311,265	$56,311,265	100	$100

Year Ended July 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,468,485,114	$2,468,485,114	2,308,938,210	$2,308,938,210
Shares issued to shareholders in payment of distributions declared	506,230	506,230	75,697	75,697
Shares redeemed	(2,502,795,208)	(2,502,795,208)	(2,514,211,481)	(2,514,211,481)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(33,803,864)	$(33,803,864)	(205,197,574)	$(205,197,574)

Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,126,592,313	$1,126,592,313	1,462,779,997	$1,462,779,997
Shares issued to shareholders in payment of distributions declared	442,104	442,104	100,768	100,768
Shares redeemed	(1,268,262,586)	(1,268,262,586)	(1,484,803,458)	(1,484,803,458)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(141,228,169)	$(141,228,169)	(21,922,693)	$(21,922,693)

	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	93,331,626	$93,331,626	16,794,384	$16,794,384
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	117,641,559	117,641,559	—	—
Shares issued to shareholders in payment of distributions declared	22,039	22,039	43	43
Shares redeemed	(107,777,171)	(107,777,171)	(1,048,670)	(1,048,670)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	103,218,053	$103,218,053	15,745,757	$15,745,757
Annual Shareholder Report

	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	537,663,394	$537,663,394	107,249,585	$107,249,585
Shares issued to shareholders in payment of distributions declared	124,951	124,951	470	470
Shares redeemed	(421,339,721)	(421,339,721)	(12,761,101)	(12,761,101)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	116,448,624	$116,448,624	94,488,954	$94,488,954

Year Ended July 31	2016		2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	369,455,793	$369,455,793	872,142,444	$872,142,444
Shares issued to shareholders in payment of distributions declared	288,683	288,683	70,589	70,589
Shares redeemed	(667,000,274)	(667,000,274)	(1,120,225,787)	(1,120,225,787)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(297,255,798)	$(297,255,798)	(248,012,754)	$(248,012,754)

	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM TRUST SHARES TRANSACTIONS	—	$—	100	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARES TRANSACTIONS	(196,309,889)	$(196,309,889)	(364,898,110)	$(364,898,110)
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015 was as follows:
	2016	2015
Tax-exempt income	$1,446,148	$ 247,320
Ordinary income[1]	$412,048	$4,584
Long-term capital gains	$793,474	$115,360
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Annual Shareholder Report

As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$2,332
Undistributed long-term capital gains	$315,823
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2016, the Adviser voluntarily waived $3,164,342 of its fee and voluntarily reimbursed $671 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$16,987	$(2,630)
Cash II Shares	332,861	(237,776)
Cash Series Shares	1,143,274	(983,768)
TOTAL	$1,493,122	$(1,224,174)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2016, the Fund's Trust Shares incurred a distribution services fee of less than $1.00.
Other Service Fees
For the year ended July 31, 2016, FSSC reimbursed $4,302 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78%, 0.21%, 0.46%, 0.91%, 1.05%, 0.31% and 0.61% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017 or (b) the date of
Annual Shareholder Report

the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,373,195,000 and $1,685,683,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2016, the Fund's expenses were reduced by $1,562 under these arrangements.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
Annual Shareholder Report

9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
10. Subsequent Event
Effective October 1, 2016, the Fund will no longer participate in the LOC disclosed above.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2016, the amount of long-term capital gains designated by the Fund was $793,474.
For the year ended July 31, 2016, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended as indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Obligations Fund as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 26, 2016
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,000.00	$2.64[2]
Wealth Shares	$1,000	$1,001.10	$1.04
Service Shares	$1,000	$1,000.20	$1.89[3]
Cash II Shares	$1,000	$1,000.00	$2.09[4]
Cash Series Shares	$1,000	$1,000.00	$2.14[5]
Capital Shares	$1,000	$1,000.80	$1.29[6]
Trust Shares	$1,000	$1,000.00	$2.09[7]
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,022.23	$2,66[2]
Wealth Shares	$1,000	$1,023.82	$1.06
Service Shares	$1,000	$1,022.97	$1.91[3]
Cash II Shares	$1,000	$1,022.77	$2.11[4]
Cash Series Shares	$1,000	$1,022.73	$2.16[5]
Capital Shares	$1,000	$1,023.57	$1.31[6]
Trust Shares	$1,000	$1,022.77	$2.11[7]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.53%
Wealth Shares	0.21%
Service Shares	0.38%
Cash II Shares	0.42%
Cash Series Shares	0.43%
Capital Shares	0.26%
Trust Shares	0.42%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Investment Shares current Fee Limit of 0.78% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.88 and $3.92, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.29 and $2.31, respectively.
Annual Shareholder Report

4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.91% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.53 and $4.57, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.22 and $5.27, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.31% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.54 and $1.56, respectively.
7	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.61% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.03 and $3.07, respectively.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who
Annual Shareholder Report

execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates
Annual Shareholder Report

have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
CUSIP 608919643
Q450516 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
Automated	PTAXX
R	PTRXX
Wealth	PCOXX
Service	PRCXX
Cash II	PCDXX
Cash Series	PTSXX
Capital	PCCXX
Trust	PTTXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	41.6%
Other Repurchase Agreements and Repurchase Agreements	21.9%
Commercial Paper	20.1%
Variable Rate Instruments	16.4%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	57.0%[5]
8 to 30 Days	16.8%
31 to 90 Days	26.2%
91 to 180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 37.2% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—23.0%
		Finance - Banking—23.0%
$250,000,000		Bank of Montreal, 0.400%—0.850%, 8/1/2016 - 9/19/2016	$250,000,000
215,000,000		Bank of Nova Scotia, Toronto, 0.850%, 8/18/2016 - 9/1/2016	215,000,000
495,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.410%—0.420%, 8/4/2016 - 8/12/2016	495,000,000
150,000,000		Canadian Imperial Bank of Commerce, 0.850%, 8/24/2016	150,000,000
200,000,000		Credit Agricole Corporate and Investment Bank, 0.420%, 8/1/2016	200,000,000
390,000,000		Credit Industriel et Commercial, 0.390%, 8/4/2016 - 8/8/2016	390,000,000
175,000,000		Credit Suisse AG, 0.680%—0.710%, 9/1/2016 - 9/6/2016	175,000,000
630,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.750%—0.760%, 8/1/2016 - 10/14/2016	630,000,000
150,000,000		Mizuho Bank Ltd., 0.530%, 8/12/2016	150,000,000
140,000,000		Societe Generale, Paris, 0.500%, 8/8/2016	140,000,000
100,000,000		Standard Chartered Bank PLC, 0.570%, 8/1/2016	100,000,000
75,000,000		Sumitomo Mitsui Banking Corp., 0.370%, 8/5/2016	75,000,000
33,000,000		Toronto Dominion Bank, 0.750%, 8/8/2016	33,000,000
80,000,000		Wells Fargo Bank, N.A., 0.850%, 8/29/2016	80,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,083,000,000
		COMMERCIAL PAPER—20.1%[1]
		Finance - Banking—13.3%
20,000,000	[2,3]	ANZ New Zealand National (Int'l) Ltd., 0.783%, 9/13/2016	19,981,367
25,000,000	[2,3]	ASB Finance Ltd., 0.752%, 10/4/2016	24,966,667
159,600,000	[2,3]	BNP Paribas SA, 0.410%, 8/4/2016	159,594,547
147,000,000	[2,3]	Bank of Nova Scotia, Toronto, 0.864%, 9/15/2016 - 9/22/2016	146,830,269
188,000,000	[2,3]	Commonwealth Bank of Australia, 0.864%, 10/5/2016	187,708,078
200,000,000	[2,3]	J.P. Morgan Securities LLC, 0.874%, 10/12/2016 - 10/13/2016	199,648,375
135,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.530%, 8/5/2016 - 8/12/2016	134,986,897
44,500,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 0.843%, 10/6/2016	44,431,470
95,000,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.520%, 8/12/2016	94,984,905
50,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.661%, 9/2/2016	49,970,667
725,000,000	[2,3]	Nationwide Building Society, 0.621%—0.671%, 8/12/2016 - 9/6/2016	724,680,800
		TOTAL	1,787,784,042
		Finance - Commercial—0.7%
100,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.530%, 8/5/2016 - 8/8/2016	99,991,903
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Finance - Retail—3.4%
$185,000,000	[2,3]	Barton Capital S.A., 0.530%—0.571%, 8/1/2016 - 8/5/2016	$184,995,076
265,000,000	[2,3]	Starbird Funding Corp., 0.631%, 9/6/2016 - 9/9/2016	264,827,888
		TOTAL	449,822,964
		Finance - Securities—0.9%
125,000,000	[2,3]	Anglesea Funding LLC, 0.671%—0.854%, 8/22/2016 - 9/9/2016	124,937,896
		Sovereign—1.8%
238,900,000	[2,3]	Erste Abwicklungsanstalt, 0.717%—0.742%, 9/9/2016 - 10/12/2016	238,595,969
		TOTAL COMMERCIAL PAPER	2,701,132,774
		NOTES - VARIABLE—16.4%[4]
		Aerospace/Auto—0.2%
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.857%, 10/7/2016	25,000,000
		Finance - Banking—13.2%
50,000,000	[2,3]	ANZ New Zealand National (Int'l) Ltd., 0.856%, 8/30/2016	50,000,951
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.510%, 8/4/2016	2,000,000
2,375,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 0.820%, 8/4/2016	2,375,000
175,000,000		Bank of Nova Scotia, Toronto, 0.827%, 9/20/2016	175,000,000
5,430,000		Buchanan County, MO Solid Waste Disposal, (Series 2009A), (Commerce Bank, N.A., Kansas City LOC), 0.500%, 8/4/2016	5,430,000
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B), (Commerce Bank, N.A., Kansas City LOC), 0.500%, 8/4/2016	10,000,000
8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (MUFG Union Bank, N.A. LOC), 0.480%, 8/4/2016	8,235,000
8,160,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 0.470%, 8/4/2016	8,160,000
4,800,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.540%, 8/3/2016	4,800,000
70,000,000	[2,3]	Commonwealth Bank of Australia, 0.846%, 8/31/2016	70,023,194
6,600,000		Connecticut Health and Educational Facilities Authority, (Series D Griffin Hospital), (Wells Fargo Bank, N.A. LOC), 0.460%, 8/4/2016	6,600,000
68,345,000		Connecticut State HFA, (2008 Series E), (Bank of America N.A. LIQ), 0.490%, 8/4/2016	68,345,000
35,760,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	35,760,000
6,125,000		First Christian Church of Florissant, (Series 2008), (BMO Harris Bank, N.A. LOC), 0.800%, 8/4/2016	6,125,000
4,440,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.510%, 8/4/2016	4,440,000
Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$6,065,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	$6,065,000
140,000,000	[2,3]	HSBC USA, Inc., 0.810%, 8/10/2016	140,000,000
16,875,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	16,875,000
45,000,000		J.P. Morgan Securities LLC, 0.812%, 8/9/2016	45,000,000
50,000,000	[2,3]	J.P. Morgan Securities LLC, 0.842%, 8/25/2016	50,000,000
50,000,000		JPMorgan Chase Bank, N.A., 0.882%, 9/7/2016	50,000,000
1,150,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.450%, 8/3/2016	1,150,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.500%, 8/4/2016	200,000
10,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008E), (Bank of Montreal LOC), 0.430%, 8/4/2016	10,000,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-A), (Bank of America N.A. LOC), 0.420%, 8/4/2016	25,000,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.420%, 8/4/2016	25,000,000
22,370,000		Michigan State Housing Development Authority, (Series 2007C), (JPMorgan Chase Bank, N.A. LIQ), 0.510%, 8/3/2016	22,370,000
1,620,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.480%, 8/4/2016	1,620,000
2,673,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada LOC), 0.450%, 8/4/2016	2,673,000
20,480,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.450%, 8/4/2016	20,480,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	19,670,000
4,200,000		PCP Investors, LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	4,200,000
29,435,000		Panel Rey S.A., (Series 2016), (Citibank NA, New York LOC), 0.460%, 8/4/2016	29,435,000
4,610,000		Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.510%, 8/3/2016	4,610,000
1,730,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/3/2016	1,730,000
103,000,000		Royal Bank of Canada, 0.755%, 10/7/2016	103,000,000
345,000,000		Royal Bank of Canada, 0.813%, 10/3/2016	345,000,000
10,000,000		Royal Bank of Canada, 0.923%, 10/14/2016	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.470%, 8/4/2016	15,000,000
47,900,000		Sacramento, CA Municipal Utility District, (Series 2008J), (Bank of America N.A. LOC), 0.440%, 8/4/2016	47,900,000
Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$13,425,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.460%, 8/4/2016	$13,425,000
6,905,000		St. Andrew United Methodist Church, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	6,905,000
2,210,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.540%, 8/5/2016	2,210,000
9,825,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	9,825,000
100,000,000		Toronto Dominion Bank, 0.818%, 8/4/2016	100,000,000
94,700,000		Toronto Dominion Bank, Sr. Unsecured, 1.117%, 9/9/2016	94,731,888
7,800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.490%, 8/3/2016	7,800,000
50,000,000		Wells Fargo Bank, N.A., 0.817%, 9/20/2016	50,000,000
25,000,000		Wells Fargo Bank, N.A., 0.837%, 9/22/2016	25,000,000
8,005,000		Whitewater, WI CDA, (Series 2007), (BMO Harris Bank, N.A. LOC), 0.440%, 8/4/2016	8,005,000
		TOTAL	1,772,174,033
		Finance - Commercial—0.1%
6,200,000	[2,3]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 0.540%, 8/4/2016	6,200,000
11,210,000	[2,3]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.570%, 8/4/2016	11,210,000
		TOTAL	17,410,000
		Government Agency—0.6%
335,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.470%, 8/4/2016	335,000
19,770,000		Capital Trust Agency, FL, (FNMA LOC), 0.450%, 8/4/2016	19,770,000
5,413,333		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.470%, 8/4/2016	5,413,333
4,675,000		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 0.500%, 8/4/2016	4,675,000
868,000		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.500%, 8/4/2016	868,000
1,070,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.700%, 8/4/2016	1,070,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.450%, 8/4/2016	7,450,000
30,995,000		Sunroad Centrum Apartments 23, L.P., Centrum Apartments Project (Series 2015-A), (FHLB of San Francisco LOC), 0.450%, 8/4/2016	30,995,000
4,200,000		Sunroad Centrum Apartments 5, L.P., Centrum Apartments Project, (Series 2016-A), (FHLB of San Francisco LOC), 0.450%, 8/1/2016	4,200,000
Annual Shareholder Report
5

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Government Agency—continued
$2,800,000		Sunroad Centrum Apartments 5, L.P., Centrum Apartments Project, (Series 2016-B), (FHLB of San Francisco LOC), 0.450%, 8/1/2016	$2,800,000
3,665,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.550%, 8/4/2016	3,665,000
		TOTAL	81,241,333
		Sovereign—2.3%
150,000,000	[2,3]	Erste Abwicklungsanstalt, 0.615%, 8/3/2016	150,000,000
150,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.653%, 8/5/2016	150,000,000
		TOTAL	300,000,000
		TOTAL NOTES - VARIABLE	2,195,825,366
		TIME DEPOSITS—18.6%
		Finance - Banking—18.6%
600,000,000		Australia & New Zealand Banking Group, Melbourne, 0.300%, 8/1/2016	600,000,000
400,000,000		National Australia Bank Ltd., Melbourne, 0.300%, 8/1/2016	400,000,000
600,000,000		Nordea Bank Finland PLC, 0.290%, 8/1/2016	600,000,000
300,000,000		Standard Chartered Bank PLC, 0.410%, 8/1/2016	300,000,000
600,000,000		Svenska Handelsbanken, Stockholm, 0.300%, 8/1/2016	600,000,000
		TOTAL TIME DEPOSITS	2,500,000,000
		OTHER REPURCHASE AGREEMENTS—11.2%
		Finance - Banking—11.2%
43,000,000		BMO Capital Markets Corp., 0.406%, dated 7/29/2016, interest in a $130,000,000 collateralized loan agreement will repurchase securities provided as collateral for $130,004,333 on 8/1/2016, in which corporate bonds and medium-term notes with a market value of $132,604,913 have been received as collateral and held with BNY Mellon as tri-party agent.	43,000,000
50,000,000		BNP Paribas SA, 0.608%, dated 7/29/2016, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,008,750 on 8/1/2016, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $178,508,926 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
515,000,000		Credit Suisse Securities (USA) LLC, 0.436%—0.659%, dated 7/26/2016 - 7/29/2016, interest in a 1,250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $1,250,067,431 on 8/1/2016 - 8/2/2016, in which collateralized mortgage obligations, common stock and commercial paper with a market value of $1,275,029,986 have been received as collateral and held with JPMorgan Chase as tri-party agent.	515,000,000
Annual Shareholder Report
6

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$83,000,000	HSBC Securities (USA), Inc., 0.507%, dated 7/29/2016, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,009,375 on 8/1/2016, in which corporate bonds and medium-term notes with a market value of $229,500,155 have been received as collateral and held with BNY Mellon as tri-party agent.	$83,000,000
265,000,000	J.P. Morgan Securities LLC, 0.720%—1.263%, dated 4/22/2016 - 6/7/2016, interest in a $875,000,000 collateralized loan agreement will repurchase securities provided as collateral for $877,628,306 on 8/17/2016 - 10/19/2016, in which asset-backed securities and collateralized mortgage obligations with a market value of $893,388,627 have been received as collateral and held with JPMorgan Chase as tri-party agent.	265,000,000
175,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.487%—0.507%, dated 7/11/2016 - 7/18/2016, interest in a $250,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $250,093,417 on 8/11/2016 - 8/12/2016, in which corporate bonds, common stocks, medium-term notes, convertible bonds, american depository receipts, unit trust, preferred stock, municipal bonds, commercial paper and exchange-traded funds with a market value of $255,058,311 have been received as collateral and held with JPMorgan Chase as tri-party agent.	175,000,000
100,000,000	RBC Capital Markets, LLC, 0.406%, dated 7/29/2016, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,008,333 on 8/1/2016, in which municipal bonds with a market value of $255,008,501 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
280,000,000	Wells Fargo Securities LLC, 0.603%—0.862%, dated 7/6/2016 - 7/25/2016, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,668,250 on 8/8/2016 - 10/11/2016, in which collateralized mortgage obligations, commercial paper, mutual fund, exchange traded fund, corporate bond and sovereign debt with a market value of $816,254,543 have been received as collateral and held with BNY Mellon as tri-party agent.	280,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,511,000,000
	REPURCHASE AGREEMENTS—10.7%
	Finance - Banking—10.7%
140,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,058,333 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/16/2055 and the market value of those underlying securities was $2,055,800,183.	140,000,000
Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$400,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,072,917 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2057 and the market value of those underlying securities was $2,561,625,302.	$400,000,000
900,000,000	Interest in $3,680,000,000 joint repurchase agreement 0.36%, dated 7/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,680,110,400 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2046 and the market value of those underlying securities was $3,753,712,609.	900,000,000
	TOTAL REPURCHASE AGREEMENTS	1,440,000,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	13,430,958,140
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(4,089,969)
	TOTAL NET ASSETS—100%	$13,426,868,171
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $3,284,135,449, which represented 24.5% of total net assets.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $3,284,135,449, which represented 24.5% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
8

As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/ 2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.05%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.48%	0.30%[5]
Net investment income	0.07%	0.02%[5]
Expense waiver/reimbursement[6]	0.14%	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,100,224	$121,723
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.56%	0.31%[5]
Net investment income	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.73%	0.99%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$231,222	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Wealth Shares (formerly, Institutional Shares)
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.000[1]	0.001	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[1]	0.000[1]	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.27%	0.05%	0.03%	0.10%	0.18%
Ratios to Average Net Assets:
Net expenses	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.26%	0.05%	0.03%	0.10%	0.18%
Expense waiver/reimbursement[3]	0.10%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,447,093	$10,562,802	$10,709,538	$16,653,985	$19,275,552
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.40%	0.24%	0.22%	0.30%	0.37%
Net investment income	0.08%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.16%	0.30%	0.31%	0.24%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,044,619	$1,959,603	$1,032,001	$1,058,246	$949,905
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.54%	0.30%[5]
Net investment income	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.46%	0.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,477,770	$211,294
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.51%	0.30%[5]
Net investment income	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.74%	0.95%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$472,110	$9,734
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.17%	0.01%	0.01%	0.02%	0.08%
Ratios to Average Net Assets:
Net expenses	0.30%	0.24%	0.22%	0.28%	0.30%
Net investment income	0.17%	0.01%	0.01%	0.02%	0.08%
Expense waiver/reimbursement[3]	0.10%	0.15%	0.17%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,570,124	$2,139,131	$2,616,257	$2,883,158	$2,655,471
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.55%	0.30%[5]
Net investment income	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.26%	0.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$83,706	$1,249
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
July 31, 2016
Assets:
Investment in repurchase agreements and other repurchase agreements	$2,951,000,000
Investment in securities	10,479,958,140
Total investment in securities, at amortized cost and fair value		$13,430,958,140
Cash		414,218
Income receivable		6,527,617
Receivable for shares sold		4,565,176
TOTAL ASSETS		13,442,465,151
Liabilities:
Payable for investments purchased	$7,000,000
Payable for shares redeemed	4,620,111
Income distribution payable	1,420,183
Payable to adviser (Note 5)	94,915
Payable for administrative fee (Note 5)	86,056
Payable for transfer agent fee	798,783
Payable for distribution services fee (Note 5)	491,426
Payable for other service fees (Notes 2 and 5)	830,919
Accrued expenses (Note 5)	254,587
TOTAL LIABILITIES		15,596,980
Net assets for 13,426,841,417 shares outstanding		$13,426,868,171
Net Assets Consist of:
Paid-in capital		$13,426,832,501
Accumulated net realized gain on investments		13,409
Undistributed net investment income		22,261
TOTAL NET ASSETS		$13,426,868,171
Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,100,224,225 ÷ 1,100,222,030 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$231,222,168 ÷ 231,221,707 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$6,447,092,833 ÷ 6,447,079,990 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,044,618,873 ÷ 2,044,614,799 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,477,769,833 ÷ 1,477,766,889 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$472,110,258 ÷ 472,109,317 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$1,570,124,099 ÷ 1,570,120,970 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$83,705,882 ÷ 83,705,715 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$82,306,557
Expenses:
Investment adviser fee (Note 5)		$34,126,937
Administrative fee (Note 5)		13,347,645
Custodian fees		782,754
Transfer agent fee (Note 2)		4,141,158
Directors'/Trustees' fees (Note 5)		123,865
Auditing fees		22,679
Legal fees		7,863
Portfolio accounting fees		267,665
Distribution services fee (Note 5)		6,827,665
Other service fees (Notes 2 and 5)		13,176,259
Share registration costs		385,389
Printing and postage		361,163
Miscellaneous (Note 5)		427,168
TOTAL EXPENSES		73,998,210
Waivers and Reimbursements:
Waiver and reimbursement of investment adviser fee (Note 5)	$(16,572,453)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(8,749,589)
TOTAL WAIVERS AND REIMBURSEMENTS		(25,322,042)
Net expenses			48,676,168
Net investment income			33,630,389
Net realized gain on investments			27,934
Change in net assets resulting from operations			$33,658,323
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,630,389	$5,403,569
Net realized gain on investments	27,934	122,135
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,658,323	5,525,704
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(536,194)	(339)
Class R Shares	(14,082)	—
Wealth Shares	(27,628,538)	(4,960,497)
Service Shares	(1,556,418)	(198,860)
Cash II Shares	(105,609)	(510)
Cash Series Shares	(36,963)	(28)
Capital Shares	(3,719,282)	(247,682)
Trust Shares	(6,934)	—
Distributions from net realized gain on investments
Automated Shares	(1,065)	—
Wealth Shares	(95,590)	(35,252)
Service Shares	(17,277)	(3,511)
Cash II Shares	(1,883)	—
Cash Series Shares	(486)	—
Capital Shares	(19,348)	(8,694)
Trust Shares	(12)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	$(33,739,681)	$(5,455,373)
Annual Shareholder Report
21

Statement of Changes in Net Assets–continued
Year Ended July 31	2016	2015
Share Transactions:
Proceeds from sale of shares	$67,795,820,355	$62,933,033,744
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	1,162,877,938	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Prime Cash Series	1,311,258,109	—
Net asset value of shares issued to shareholders in payment of distributions declared	14,934,051	2,747,919
Cost of shares redeemed	(71,863,477,484)	(62,288,111,602)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,578,587,031)	647,670,061
Change in net assets	(1,578,668,389)	647,740,392
Net Assets:
Beginning of period	15,005,536,560	14,357,796,168
End of period (including undistributed (distributions in excess of) net investment income of $22,261 and $(4,108), respectively)	$13,426,868,171	$15,005,536,560
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Effective June 2, 2015, the Fund began offering Automated Shares, Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares.
Effective December 31, 2015, Institutional Shares were re-designated as Wealth Shares.
On December 11, 2015, the Fund acquired all of the net assets of Federated Automated Cash Management Trust and Federated Prime Cash Series (the “Acquired Funds”), each an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds Board of Trustees/Directors on May 29, 2015. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated Automated Cash Management Trust Service Shares exchanged, a shareholder received one share of the Fund's Automated Shares.
For every one share of Automated Cash Management Trust Cash II Shares exchanged, a shareholder received one share of the Fund's Trust Shares.
For every one share of Automated Cash Management Trust Class R Shares exchanged, a shareholder received one share of the Fund's Class R Shares.
For every one share of Federated Prime Cash Series Shares exchanged, a shareholder received one share of the Fund's Cash II Shares.
Annual Shareholder Report
23

The Fund received net assets from the Acquired Funds as the result of the tax-free reorganization as follows:
Shares of the Fund Issued to Shareholders of Automated Cash Manage- ment Trust	Shares of the Fund Issued to Shareholders of Federated Prime Cash Series	Automated Cash Management Trust Net Assets Received	Federated Prime Cash Series Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[1]
1,162,867,080	1,311,258,123	$1,162,877,938	$1,311,258,109	$15,893,467,327	$18,367,603,374
1	Net Assets of the Fund Immediately After Combination includes the net assets received from both of the Acquired Funds which were reorganized into the Fund on December 11, 2015.

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, were as follows:
Net investment income*	$33,784,550
Net realized gain on investments	$170,869
Net increase in net assets resulting from operations	$33,955,419
*	Net investment income includes $154,161 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund's Statement of Operations for the year ended July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the
Annual Shareholder Report
24

relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Class R Shares,
Annual Shareholder Report
25

Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $25,322,042 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$566,161	$(4,876)
Class R Shares	364,894	(531)
Wealth Shares	1,145,634	(791)
Service Shares	225,451	(768)
Cash II Shares	1,163,668	(8,214)
Cash Series Shares	422,103	(4,328)
Capital Shares	241,785	(7)
Trust Shares	11,462	(148)
TOTAL	$4,141,158	$(19,663)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,895,496	$(31,164)	$(235,421)
Class R Shares	360,790	—	(360,790)
Service Shares	4,996,895	(250,403)	(943,932)
Cash II Shares	2,651,748	(15,002)	(2,636,746)
Cash Series Shares	924,151	—	(924,151)
Capital Shares	2,172,978	(22,954)	(53,172)
Trust Shares	174,201	(7,269)	(97,751)
TOTAL	$13,176,259	$(326,792)	$(5,251,963)
Annual Shareholder Report
26

For the year ended July 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report
27

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	$1,414,397,209	$1,414,384,998	129,726,776	$129,726,776
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	774,699,768	774,707,550	—	—
Shares issued to shareholders in payment of distributions declared	502,367	502,367	336	336
Shares redeemed	(1,211,099,715)	(1,211,099,715)	(8,004,711)	(8,004,711)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	978,499,629	$978,495,200	121,722,401	$121,722,401

	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	116,729,863	$116,728,004	100	$100
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	220,182,634	220,184,401	—	—
Shares issued to shareholders in payment of distributions declared	14,004	14,004	—	—
Shares redeemed	(105,704,894)	(105,704,894)	(—)	(—)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	231,221,607	$231,221,515	100	$100

Year Ended July 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	55,021,194,165	$55,021,203,969	52,227,487,963	$52,227,487,963
Shares issued to shareholders in payment of distributions declared	12,532,222	12,532,222	2,564,232	2,564,232
Shares redeemed	(59,149,379,984)	(59,149,379,984)	(52,376,837,261)	(52,376,837,261)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(4,115,653,597)	$(4,115,643,793)	(146,785,066)	$(146,785,066)
Annual Shareholder Report
28

Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,438,092,496	$3,438,096,993	4,416,496,263	$4,416,496,263
Shares issued to shareholders in payment of distributions declared	1,108,224	1,108,224	139,901	139,901
Shares redeemed	(3,354,177,447)	(3,354,177,447)	(3,489,045,978)	(3,489,045,978)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	85,023,273	$85,027,770	927,590,186	$927,590,186

	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,442,588,394	$1,442,588,679	224,797,335	$224,797,335
Shares issued in connection with the tax-free transfer of assets from Federated Prime Cash Series	1,311,258,122	1,311,258,109	—	—
Shares issued to shareholders in payment of distributions declared	106,818	106,818	495	495
Shares redeemed	(1,487,478,925)	(1,487,478,925)	(13,505,350)	(13,505,350)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	1,266,474,409	$1,266,474,681	211,292,480	$211,292,480

	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	809,066,697	$809,066,834	10,686,069	$10,686,069
Shares issued to shareholders in payment of distributions declared	37,431	37,431	28	28
Shares redeemed	(346,729,090)	(346,729,090)	(951,818)	(951,818)
NET CHANGE RESULTING FROM CASH SERIES SHARES TRANSACTIONS	462,375,038	$462,375,175	9,734,279	$9,734,279

Year Ended July 31	2016		2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,348,194,162	$5,348,194,810	5,922,587,584	$5,922,587,584
Shares issued to shareholders in payment of distributions declared	628,202	628,202	42,927	42,927
Shares redeemed	(5,917,817,289)	(5,917,817,289)	(6,399,763,851)	(6,399,763,851)
NET CHANGE RESULTING FROM CAPITAL SHARES TRANSACTIONS	(568,994,925)	$(568,994,277)	(477,133,340)	$(477,133,340)
Annual Shareholder Report
29

	Year Ended 7/31/2016		Period Ended[1] 7/31/2015
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	205,557,371	$205,556,068	1,251,654	$1,251,654
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	167,984,680	167,985,987	—	—
Shares issued to shareholders in payment of distributions declared	4,783	4,783	—	—
Shares redeemed	(291,090,140)	(291,090,140)	(2,633)	(2,633)
NET CHANGE RESULTING FROM TRUST SHARES TRANSACTIONS	82,456,694	$82,456,698	1,249,021	$1,249,021
NET CHANGE RESULTING FROM TOTAL FUND SHARES TRANSACTIONS	(1,578,597,872)	$(1,578,587,031)	647,670,061	$647,670,061
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income[1]	$33,739,681	$5,455,373
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$35,670
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2016, the Adviser voluntarily waived $16,572,453 of its fee and voluntarily reimbursed $19,663 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fee Reimbursed	Distribution Services Fees Waived
Class R Shares	$722,274	$(475,320)	$(72,227)
Cash II Shares	3,713,152	(1,154,849)	—
Cash Series Shares	2,217,962	(1,074,763)	(369,660)
Trust Shares	174,277	(4,352)	—
TOTAL	$6,827,665	$(2,709,284)	$(441,887)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2016, FSC retained $464,233 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2016, FSSC reimbursed $326,792 of the other service fees disclosed in Note 2. A financial intermediary affiliated with management of Federated Investors, Inc. received $20,233 of other service fees for the year ended July 31, 2016.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $37,605,000 and $13,915,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term,
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temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
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Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV, (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments, and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2016, 84.78% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated prime cash obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Cash Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended as indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Cash Obligations Fund as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 26, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.50	$2.49[2]
Class R Shares	$1,000	$1,000.00	$2.93[3]
Wealth Shares	$1,000	$1,001.90	$1.05
Service Shares	$1,000	$1,000.70	$2.29
Cash II Shares	$1,000	$1,000.00	$2.93[4]
Cash Series Shares	$1,000	$1,000.00	$2.93[5]
Capital Shares	$1,000	$1,001.40	$1.54
Trust Shares	$1,000	$1,000.00	$2.88[6]
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	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.38	$2.51[2]
Class R Shares	$1,000	$1,021.93	$2.97[3]
Wealth Shares	$1,000	$1,023.82	$1.06
Service Shares	$1,000	$1,022.58	$2.31
Cash II Shares	$1,000	$1,021.93	$2.97[4]
Cash Series Shares	$1,000	$1,021.93	$2.97[5]
Capital Shares	$1,000	$1,023.32	$1.56
Trust Shares	$1,000	$1,021.98	$2.92[6]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.50%
Class R Shares	0.59%
Wealth Shares	0.21%
Service Shares	0.46%
Cash II Shares	0.59%
Cash Series Shares	0.59%
Capital Shares	0.31%
Trust Shares	0.58%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.74 and $2.77, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.72 and $5.77, respectively.
4	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.48 and $4.52, respectively.
5	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.22 and $5.27, respectively.
6	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.48 and $3.52, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2016
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for
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providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450519 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
Automated	PBAXX
Institutional	POIXX
Service	PRSXX
Capital	POPXX
Trust	POLXX

Federated Institutional Prime Obligations Fund
(formerly, Federated Prime Obligations Fund)

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	47.5%
Other Repurchase Agreements and Repurchase Agreements	21.3%
Variable Rate Instruments	18.6%
Commercial Paper and Notes	12.5%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity3 schedule was follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	60.6%[4]
8 to 30 Days	18.4%
31 to 90 Days	20.9%
91 to 180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 38.5% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—29.7%
		Finance - Banking—29.7%
$550,000,000		Bank of Montreal, 0.850%, 9/12/2016 - 9/19/2016	$550,000,000
300,000,000		Bank of Nova Scotia, Toronto, 0.850%, 9/1/2016 - 9/2/2016	300,000,000
980,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.410% - 0.490%, 8/11/2016 - 8/12/2016	980,000,000
115,000,000		Canadian Imperial Bank of Commerce, 0.850%, 8/24/2016	115,000,000
575,000,000		Credit Agricole Corporate and Investment Bank, 0.420%, 8/2/2016	575,000,000
875,000,000		Credit Suisse AG, 0.620% - 0.710%, 8/3/2016 - 9/6/2016	875,001,112
935,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.730% - 0.750%, 8/1/2016 - 10/5/2016	934,999,994
29,450,000		HSBC Bank USA, N.A., 0.666%, 8/26/2016	29,452,684
400,000,000		Mizuho Bank Ltd., 0.430%, 8/18/2016	400,000,000
300,000,000		Societe Generale, Paris, 0.390%, 8/2/2016	300,000,000
450,000,000		Standard Chartered Bank PLC, 0.570%, 8/1/2016 - 8/2/2016	450,000,000
1,100,000,000		Sumitomo Mitsui Banking Corp., 0.370% - 0.430%, 8/3/2016 - 8/18/2016	1,100,000,000
750,000,000		Svenska Handelsbanken, Stockholm, 0.610%, 9/6/2016	750,003,743
115,000,000		Toronto Dominion Bank, 0.750%, 8/8/2016	115,000,000
100,000,000		Wells Fargo Bank, N.A., 0.840%, 8/8/2016	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	7,574,457,533
		COMMERCIAL PAPER—12.5%[1]
		Finance - Banking—8.3%
150,000,000		BNP Paribas SA, 0.310%, 8/1/2016	150,000,000
148,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.672% - 0.874%, 9/14/2016 - 9/27/2016	147,837,167
250,000,000	[2,3]	Cancara Asset Securitization LLC, 0.560%, 8/30/2016	249,887,222
200,000,000	[2,3]	J.P. Morgan Securities LLC, 0.874%, 10/13/2016	199,647,167
199,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.540% - 0.571%, 8/1/2016 - 8/18/2016	198,985,207
35,000,000		Long Island Power Authority - CPLOC - Series 2015 GR-1A, (TD Securities (USA) LLC LOC), 0.550%, 4/18/2017	35,000,000
100,000,000		Long Island Power Authority - CPLOC - Series 2015 GR-1A, (TD Securities (USA) LLC LOC), 0.550%, 4/18/2017	100,000,000
199,989,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.530%, 8/18/2016 - 8/23/2016	199,930,470
700,000,000	[2,3]	Mizuho Bank Ltd., 0.410%, 8/2/2016	699,992,028
125,000,000	[2,3]	Standard Chartered Bank PLC, 0.550%, 8/18/2016	124,967,535
		TOTAL	2,106,246,796
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Finance - Commercial—0.9%
$235,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.300% - 0.550%, 8/1/2016 - 9/1/2016	$234,962,111
		Finance - Retail—0.3%
75,000,000	[2,3]	Starbird Funding Corp., 0.661%, 9/1/2016	74,957,375
		Finance - Securities—3.0%
760,000,000	[2,3]	Anglesea Funding LLC, 0.470% - 0.854%, 8/3/2016 - 9/26/2016	759,667,722
		TOTAL COMMERCIAL PAPER	3,175,834,004
		NOTES - VARIABLE—18.6%[4]
		Aerospace/Auto—1.5%
370,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.857%, 10/7/2016	370,000,000
		Finance - Banking—12.7%
25,000,000		Bank of Montreal, 0.716%, 8/12/2016	25,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.803%, 8/5/2016	200,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.803%, 8/5/2016	100,000,000
125,000,000		Bank of Nova Scotia, Toronto, 0.827%, 9/20/2016	125,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.894%, 8/11/2016	20,000,000
26,415,000		Cabell County, WV, (Series 2010A), (Bank of America N.A. LOC), 0.480%, 8/4/2016	26,415,000
310,000,000		Canadian Imperial Bank of Commerce, 0.806%, 8/12/2016	310,000,000
6,850,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	6,850,000
2,005,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.540%, 8/5/2016	2,005,000
25,200,000		Connecticut State HFA, (2008 Series E), (Bank of America N.A. LIQ), 0.490%, 8/4/2016	25,200,000
19,245,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	19,245,000
15,690,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 0.470%, 8/4/2016	15,690,000
11,370,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008), (Branch Banking & Trust Co. LOC), 0.450%, 8/4/2016	11,370,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 0.450%, 8/3/2016	33,900,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.470%, 8/4/2016	3,000,000
7,550,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	7,550,000
220,000,000	[2,3]	HSBC USA, Inc., 0.807%, 8/1/2016	220,000,000
300,000,000	[2,3]	HSBC USA, Inc., 0.853%, 9/1/2016	300,000,000
35,000,000	[2,3]	HSBC USA, Inc., 0.909%, 8/15/2016	35,003,605
Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$1,090,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	$1,090,000
27,725,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010), (JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/4/2016	27,725,000
14,575,000		Illinois Finance Authority, (Series 2007), (Bank of America N.A. LOC), 0.480%, 8/4/2016	14,575,000
70,000,000		J.P. Morgan Securities LLC, 0.812%, 8/9/2016	70,000,000
150,000,000	[2,3]	J.P. Morgan Securities LLC, 0.833%, 10/4/2016	150,000,000
150,000,000	[2,3]	J.P. Morgan Securities LLC, 0.842%, 8/25/2016	150,000,000
48,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds), (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/3/2016	48,000,000
50,000,000		JPMorgan Chase Bank, N.A., 0.882%, 9/7/2016	50,000,000
1,150,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.450%, 8/3/2016	1,150,000
11,075,000		Johnson City, TN Health & Education Facilities Board, Series 2013-B (Mountain State Health Alliance), (U.S. Bank, N.A. LOC), 0.450%, 8/3/2016	11,075,000
600,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.540%, 8/3/2016	600,000
390,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.540%, 8/3/2016	390,000
21,225,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/3/2016	21,225,000
30,000,000		Maine State Housing Authority, (Series 2013G) Federally Taxable, (Bank of New York Mellon LIQ), 0.460%, 8/4/2016	30,000,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.420%, 8/4/2016	25,000,000
21,000,000		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.430%, 8/4/2016	21,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.580%, 8/4/2016	10,000,000
4,456,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada LOC), 0.450%, 8/4/2016	4,456,000
53,800,000		Novant Health, Inc., Series 1997, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/3/2016	53,800,000
15,000,000		Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2008), (Bank of America N.A. LOC), 0.450%, 8/4/2016	15,000,000
6,690,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.580%, 8/4/2016	6,690,000
25,000,000		Royal Bank of Canada, 0.813%, 10/3/2016	25,000,000
13,040,000		Sabri Arac, The Quarry Lane School Series 2005, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	13,040,000
Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$29,200,000		Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.450%, 8/4/2016	$29,200,000
25,000,000		Santa Clara County, CA Financing Authority, (2008 Series M), (Bank of America N.A. LOC), 0.460%, 8/3/2016	25,000,000
24,180,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1), (Branch Banking & Trust Co. LOC), 0.500%, 8/3/2016	24,180,000
8,105,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.800%, 8/4/2016	8,105,000
905,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	905,000
25,000,000		St. James Parish, LA, (Series 2010), (Mizuho Bank Ltd. LOC), 0.450%, 8/3/2016	25,000,000
16,500,000		TMF Biofuels LLC, Series 2012, (Rabobank Nederland NV, Utrecht LOC), 0.490%, 8/4/2016	16,500,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 0.470%, 8/4/2016	6,460,000
8,015,000		University of Illinois, Series 2014C, (Northern Trust Corp. LOC), 0.430%, 8/4/2016	8,015,000
469,000,000		Wells Fargo Bank, N.A., 0.817%, 9/20/2016	469,000,000
175,000,000		Wells Fargo Bank, N.A., 0.820%, 8/8/2016	175,000,000
203,000,000		Wells Fargo Bank, N.A., 0.837%, 9/22/2016	203,000,000
6,995,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.510%, 8/4/2016	6,995,000
		TOTAL	3,233,404,605
		Finance - Commercial—0.0%
8,790,000	[2,3]	The Anderson's, Inc., Series 2008, (General Electric Capital Corp. LOC), 0.570%, 8/4/2016	8,790,000
		Finance - Retail—0.6%
50,000,000	[2,3]	Fairway Finance Co. LLC, 0.808%, 8/3/2016	50,000,000
75,000,000	[2,3]	Fairway Finance Co. LLC, 0.839%, 8/15/2016	74,999,710
40,000,000	[2,3]	Fairway Finance Co. LLC, 0.858%, 8/5/2016	40,000,000
		TOTAL	164,999,710
		Government Agency—1.2%
8,300,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 0.500%, 8/3/2016	8,300,000
5,300,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 0.460%, 8/4/2016	5,300,000
21,200,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 0.450%, 8/4/2016	21,200,000
35,650,000		Capital Trust Agency, FL, (FNMA LOC), 0.450%, 8/4/2016	35,650,000
Annual Shareholder Report
5

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Government Agency—continued
$28,710,000		Chelwood, L.P., Warwick Square Apts Series 2013-A, (FHLB of San Francisco LOC), 0.450%, 8/4/2016	$28,710,000
5,275,000		Foundation Properties, Inc., (FHLB of Atlanta LOC), 0.759%, 8/4/2016	5,275,000
1,755,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 0.480%, 8/4/2016	1,755,000
29,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.450%, 8/4/2016	29,000,000
14,500,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.450%, 8/4/2016	14,500,000
32,000,000		Landing at College Square, LLC, The Landing at College Square Apartments - Series 2015-A, (FHLB of San Francisco LOC), 0.450%, 8/4/2016	32,000,000
17,300,000		MB N4P3, LLC, Series 2015-A Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.450%, 8/4/2016	17,300,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.450%, 8/4/2016	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.450%, 8/4/2016	19,640,000
23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 0.450%, 8/4/2016	23,820,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 0.470%, 8/4/2016	7,500,000
12,320,000		Public Finance Authority, Brannan Park Project Series 2015, (FHLB of San Francisco LOC), 0.440%, 8/3/2016	12,320,000
6,005,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 0.480%, 8/4/2016	6,005,000
7,180,000		St. Charles County, MO IDA, (FHLB of Des Moines LOC), 0.450%, 8/4/2016	7,180,000
6,040,000		St. Louis County, MO IDA, Barat Academy Project Series 2012, (FHLB of Chicago LOC), 0.450%, 8/4/2016	6,040,000
8,750,000		Tack Capital Co., (FHLB of New York LOC), 0.490%, 8/4/2016	8,750,000
		TOTAL	296,445,000
		Municipal—0.6%
15,150,000		Iowa Finance Authority, (Series 2000D), 0.460%, 8/4/2016	15,150,000
68,500,000		Ohio State University, (Series 2010E), 0.440%, 8/3/2016	68,500,000
51,000,000		University of California (The Regents of), Series 2011 Z-1, 0.430%, 8/4/2016	51,000,000
34,300,000		University of California (The Regents of), Series 2011 Z-2, 0.440%, 8/4/2016	34,300,000
		TOTAL	168,950,000
		Sovereign—2.0%
200,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.615%, 8/4/2016	200,000,000
Annual Shareholder Report
6

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Sovereign—continued
$100,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.618%, 8/5/2016	$100,000,000
200,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.656%, 8/8/2016	200,000,000
		TOTAL	500,000,000
		TOTAL NOTES - VARIABLE	4,742,589,315
		TIME DEPOSITS—17.8%
		Finance - Banking—17.8%
150,000,000		Australia & New Zealand Banking Group, Melbourne, 0.300%, 8/1/2016	150,000,000
750,000,000		Credit Industriel et Commercial, 0.300%, 8/1/2016	750,000,000
500,000,000		DNB Bank ASA, 0.300%, 8/1/2016	500,000,000
500,000,000		Lloyds Bank PLC, London, 0.300%, 8/1/2016	500,000,000
750,000,000		National Australia Bank Ltd., Melbourne, 0.300%, 8/1/2016	750,000,000
1,000,000,000		Nordea Bank Finland PLC, 0.290%, 8/1/2016	1,000,000,000
400,000,000		Standard Chartered Bank PLC, 0.410%, 8/1/2016	400,000,000
500,000,000		Svenska Handelsbanken, Stockholm, 0.300%, 8/1/2016	500,000,000
		TOTAL TIME DEPOSITS	4,550,000,000
		OTHER REPURCHASE AGREEMENTS—9.5%
		Finance - Banking—9.5%
305,000,000		BMO Capital Markets Corp., 0.406%, dated 7/29/2016, interest in a $380,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $380,012,667 on 8/1/2016, in which corporate bonds and medium-term notes with a market value of $387,613,414 have been received as collateral and held with BNY Mellon as tri-party agent.	305,000,000
173,000,000		BNP Paribas SA, 0.406% - 0.608%, dated 7/29/2016, interest in a $275,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $275,012,083 on 8/1/2016, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $280,512,326 have been received as collateral and held with BNY Mellon as tri-party agent.	173,000,000
450,000,000		Credit Suisse Securities (USA) LLC, 0.406% - 0.659%, dated 7/26/2016 - 7/29/2016, interest in a $1,350,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $1,350,070,764 on 8/1/2016 - 8/2/2016, in which collateralized mortgage obligations, commercial paper, common stocks, exchange-traded funds and a real estate investment trust with a market value of $1,377,030,522 have been received as collateral and held with BNY Mellon as tri-party agent.	450,000,000
Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$330,000,000	HSBC Securities (USA), Inc., 0.406% - 0.507%, dated 7/29/2016, interest in a $475,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $475,017,708 on 8/1/2016, in which corporate bonds and medium-term notes with a market value of $484,507,120 have been received as collateral and held with BNYMellon as tri-party agent.	$330,000,000
300,000,000	J.P. Morgan Securities LLC, 0.720% - 1.263%, dated 4/22/2016 - 6/7/2016, interest in a $875,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $877,628,306 on 8/17/2016 -10/19/2016, in which asset-backed securities collateralized mortgage obligations with a market value of $893,388,627 have been received as collateral and held with JPMorgan Chase as tri-party agent.	300,000,000
255,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.487% - 0.507%, dated 7/11/2016 - 7/15/2016, interest in a $330,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $330,129,389 on 8/11/2016 - 8/12/2016, in which american depositary receipts, commercial paper, common stocks, convertible bonds, corporate bonds, exchange traded funds, medium-term notes, municipal bonds, mutual funds, preferred stocks and unit investment trusts with a market value of $336,683,967 have been received as collateral and held with JPMorgan Chase as tri-party agent.	255,000,000
160,000,000	Mizuho Securities USA, Inc., 0.710% - 1.298%, dated 2/11/2016 - 7/21/2016, interest in a $210,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $210,243,278 on 8/4/2016 - 8/5/2016, in which collateralized mortgage obligations, Government Agency and U.S Treasury securities with a market value of $214,508,754 have been received as collateral and held with JPMorgan Chase as tri-party agent.	160,000,000
248,000,000	RBC Capital Markets, LLC, 0.406% - 0.831%, dated 7/15/2016 - 7/29/2016, interest in a $350,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $350,213,333 on 8/1/2016 - 10/13/2016, in which municipal bonds with a market value of $357,325,225 have been received as collateral and held with BNY Mellon as tri-party agent.	248,000,000
195,000,000	Wells Fargo Securities LLC, 0.603% - 0.750%, dated 7/6/2016 - 7/25/2016, interest in a $550,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $550,320,819 on 8/8/2016 - 8/24/2016, in which collateralized mortgage obligations, commercial paper, corporate bonds and foreign government agencies with a market value of $561,173,293 have been received as collateral and held with BNY Mellon as tri-party agent.	195,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,416,000,000
Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS—11.8%
	Finance - Banking—11.8%
$988,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,250,036,458 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/20/2066 and the market value of those underlying securities was $1,280,362,361.	$988,000,000
200,000,000	Interest in $4,000,000,000 joint repurchase agreement 0.33%, dated 7/29/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,110,000 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $4,080,112,229.	200,000,000
1,320,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,058,333 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/16/2055 and the market value of those underlying securities was $2,055,800,183.	1,320,000,000
500,000,000	Interest in $3,680,000,000 joint repurchase agreement 0.36%, dated 7/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,680,110,400 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2046 and the market value of those underlying securities was $3,753,712,609.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	3,008,000,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	25,466,880,852
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	13,888,694
	TOTAL NET ASSETS—100%	$25,480,769,546
Annual Shareholder Report
9

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $4,419,627,319, which represented 17.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $4,419,627,319, which represented 17.3% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
SA	—Support Agreement
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2014[1]
	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[2]	(0.000)[2]	(0.000)[2]
Net realized gain on investments	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from paid in capital	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.44%	0.24%	0.23%[5]
Net investment income (loss)	0.02%	0.01%	(0.00)%[4,5]
Expense waiver/reimbursement[6]	0.20%	0.40%	0.42%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$823,514	$984,469	$24,189
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.000[1]	0.001	0.002
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.000[1]	0.000[1]	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Distributions from paid in capital	(0.001)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.004)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.26%	0.04%	0.20%	0.10%	0.17%
Ratios to Average Net Assets:
Net expenses	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.26%	0.04%	0.02%	0.10%	0.17%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,921,916	$30,806,315	$26,947,649	$36,127,647	$42,697,762
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in capital	(0.001)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.39%	0.24%	0.22%	0.29%	0.36%
Net investment income	0.07%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.15%	0.30%	0.31%	0.24%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,841,641	$2,881,460	$3,336,274	$3,059,336	$3,285,564
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2012[1]
	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[3]	0.000[3]	0.001[2]	0.000[3]
Net realized gain (loss) on investments	0.001	0.000[3]	0.000[3]	(0.000)[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[3]	0.000[3]	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]
Distributions from paid in capital	(0.001)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.21%	0.01%	0.01%	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.26%	0.23%	0.22%	0.25%	0.25%[5]
Net investment income	0.22%	0.01%	0.01%	0.05%	0.12%[5]
Expense waiver/reimbursement[6]	0.08%	0.10%	0.12%	0.09%	0.28%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$526,605	$637,721	$816,589	$1,234,586	$0[7]
1	Reflects operations for the period from June 25, 2012, (date of initial investment) to July 31, 2012.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in capital	(0.001)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%	0.23%	0.22%	0.29%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.33%	0.55%	0.57%	0.49%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$367,093	$499,638	$1,417,891	$2,761,275	$2,556,504
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
July 31, 2016
Assets:
Investment in other repurchase agreements and repurchase agreements	$5,424,000,000
Investment in securities	20,042,880,852
Total investment in securities, at amortized cost and fair value		$25,466,880,852
Cash		11,658,108
Income receivable		14,803,760
Receivable for shares sold		1,170,574
TOTAL ASSETS		25,494,513,294
Liabilities:
Payable for shares redeemed	$7,482,017
Income distribution payable	4,727,173
Payable to adviser (Note 5)	245,654
Payable for administrative fee (Note 5)	163,344
Payable for distribution services fee (Note 5)	77,674
Payable for other service fees (Notes 2 and 5)	615,307
Accrued expenses (Note 5)	432,579
TOTAL LIABILITIES		13,743,748
Net assets for 25,477,319,979 shares outstanding		$25,480,769,546
Net Assets Consist of:
Paid-in capital		$25,490,336,109
Accumulated net realized loss on investments		(9,590,403)
Undistributed net investment income		23,840
TOTAL NET ASSETS		$25,480,769,546
Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$823,514,331 ÷ 823,402,861 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$21,921,916,218 ÷ 21,918,948,522 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,841,641,486 ÷ 1,841,392,055 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$526,604,640 ÷ 526,533,372 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$367,092,871 ÷ 367,043,169 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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17

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$158,602,856
Expenses:
Investment adviser fee (Note 5)		$68,477,704
Administrative fee (Note 5)		26,783,590
Custodian fees		1,132,434
Transfer agent fee (Note 2)		1,305,249
Directors'/Trustees' fees (Note 5)		280,575
Auditing fees		22,640
Legal fees		8,472
Portfolio accounting fees		250,251
Distribution services fee (Note 5)		1,170,933
Other service fees (Notes 2 and 5)		10,086,839
Share registration costs		140,673
Printing and postage		118,124
Miscellaneous (Note 5)		890,038
TOTAL EXPENSES		110,667,522
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(27,568,160)
Waivers/Reimbursements of other operating expenses (Notes 2 and 5)	$(4,000,020)
TOTAL WAIVERS AND REIMBURSEMENTS		(31,568,180)
Net expenses			79,099,342
Net investment income			79,503,514
Net realized gain on investments			127,762
Change in net assets resulting from operations			$79,631,276
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Year Ended 7/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$79,503,514	$13,322,277
Net realized gain on investments	127,762	390,194
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	79,631,276	13,712,471
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(179,876)	(98,454)
Institutional Shares	(76,120,599)	(12,888,630)
Service Shares	(1,717,497)	(289,817)
Capital Shares	(1,415,122)	(117,074)
Trust Shares	(46,914)	(70,765)
Distribution from paid in capital
Automated Shares	(338,303)	—
Institutional Shares	(11,451,388)	—
Service Shares	(932,173)	—
Capital Shares	(706,696)	—
Trust Shares	(165,223)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(93,073,791)	(13,464,740)
Share Transactions:
Proceeds from sale of shares	233,133,501,055	271,181,549,774
Net asset value of shares issued to shareholders in payment of distributions declared	40,877,578	6,011,206
Cost of shares redeemed	(243,489,769,252)	(267,920,797,602)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,315,390,619)	3,266,763,378
Change in net assets	(10,328,833,134)	3,267,011,109
Net Assets:
Beginning of period	35,809,602,680	32,542,591,571
End of period (including undistributed net investment income of $23,840 and $334, respectively)	$25,480,769,546	$35,809,602,680
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 diversified portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (formerly, “Federated Prime Obligations Fund”) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund's name was changed from Federated Prime Obligations Fund to Federated Institutional Prime Obligations Fund on March 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $31,568,180 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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21

The Fund has a paid in capital amount that, as a result of a prior acquisition of another money market fund, is in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on October 1, 2015. These return of capital distributions will be declared daily and distributed monthly and will continue until such time as the excess paid in capital amount is depleted or as otherwise determined by the Fund. The Fund's excess capital position will continue to be monitored with the intention that these return of capital distributions will cease on or before October 13, 2016. The amount of these distributions may increase, decrease or remain the same on any given day depending on a variety of factors. These distributions also may not be made on any given day or cease and/or cease and re-start at any time. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$2,382,810	$(28,053)	$(1,038,021)
Service Shares	$6,242,713	$(302,118)	$(1,352,766)
Capital Shares	$317,586	$—	$—
Trust Shares	$1,143,730	$(16,115)	$(856,073)
TOTAL	$10,086,839	$(346,286)	$(3,246,860)
For the year ended July 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2016		2015
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	584,318,788	$584,998,724	1,614,755,087	$1,614,755,087
Shares issued to shareholders in payment of distributions declared	553,589	553,589	98,454	98,454
Shares redeemed	(746,194,694)	(746,194,694)	(654,324,590)	(654,324,590)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(161,322,317)	$(160,642,381)	960,528,951	$960,528,951
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Year Ended July 31	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	207,224,469,797	$207,222,773,665	249,339,119,044	$249,339,119,044
Shares issued to shareholders in payment of distributions declared	38,591,560	38,591,560	5,767,107	5,767,107
Shares redeemed	(216,134,257,091)	(216,134,257,091)	(245,486,079,723)	(245,486,079,723)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,871,195,734)	$(8,872,891,866)	3,858,806,428	$3,858,806,428

Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,204,233,551	$10,204,025,100	11,371,236,761	$11,371,236,761
Shares issued to shareholders in payment of distributions declared	603,836	603,836	62,687	62,687
Shares redeemed	(11,243,641,187)	(11,243,641,187)	(11,826,372,460)	(11,826,372,460)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,038,803,800)	$(1,039,012,251)	(455,073,012)	$(455,073,012)

Year Ended July 31	2016		2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	13,714,685,153	$13,715,565,840	7,123,718,426	$7,123,718,426
Shares issued to shareholders in payment of distributions declared	1,088,936	1,088,936	58,325	58,325
Shares redeemed	(13,827,119,924)	(13,827,119,924)	(7,302,717,924)	(7,302,717,924)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(111,345,835)	$(110,465,148)	(178,941,173)	$(178,941,173)

Year Ended July 31	2016		2015
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,405,793,766	$1,406,137,726	1,732,720,456	$1,732,720,456
Shares issued to shareholders in payment of distributions declared	39,657	39,657	24,633	24,633
Shares redeemed	(1,538,556,356)	(1,538,556,356)	(2,651,302,905)	(2,651,302,905)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(132,722,933)	$(132,378,973)	(918,557,816)	$(918,557,816)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(10,315,390,619)	$(10,315,390,619)	3,266,763,378	$3,226,763,378
Annual Shareholder Report
24

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income	$93,073,791	$13,464,740
As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$23,840
Capital loss carryforwards	$(9,590,402)
At July 31, 2016, the Fund had a capital loss carryforward of $9,590,402 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$9,587,474	NA	$9,587,474
2018	$2,928	NA	$2,928
The Fund used capital loss carryforwards of $127,763 to offset capital gains realized during the year ended July 31, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the Adviser voluntarily waived $27,568,160 of its fee and voluntarily reimbursed $99,608 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$1,170,933	$(307,266)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2016, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2016, FSSC received $3,051 and reimbursed $346,286 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC), on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the
Annual Shareholder Report
26

Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,415,000 and $134,497,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund; (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four-decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2016, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated prime obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Obligations Fund formerly “Federated Prime Obligations Fund” (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended as indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Institutional Prime Obligations Fund as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 26, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$2.74
Institutional Shares	$1,000	$1,001.90	$1.00
Service Shares	$1,000	$1,000.60	$2.24
Capital Shares	$1,000	$1,001.60	$1.24
Trust Shares	$1,000	$1,000.00	$2.83[2]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.13	$2.77
Institutional Shares	$1,000	$1,023.87	$1.01
Service Shares	$1,000	$1,022.63	$2.26
Capital Shares	$1,000	$1,023.62	$1.26
Trust Shares	$1,000	$1,022.03	$2.87[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.55%
Institutional Shares	0.20%
Service Shares	0.45%
Capital Shares	0.25%
Trust Shares	0.57%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.48 and $3.52, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2016
Federated Prime Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for
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providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
45

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919734
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450523 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
Institutional	PVOXX
Service	PVSXX
Capital	PVCXX

Federated Institutional Prime Value Obligations Fund
(formerly, Federated Prime Value Obligations Fund)

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	30.1%
Bank Instruments	29.7%
Commercial Paper and Notes	26.0%
Variable Rate Instruments	14.2%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	61.1%[5]
8 to 30 Days	21.8%
31 to 90 Days	17.1%
91 to 180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include, commercial paper and corporate bonds.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 35.7% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—25.1%
		Finance - Banking—25.1%
$230,000,000		Bank of Montreal, 0.400%, 8/1/2016	$230,000,000
335,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.420% - 0.750%, 8/3/2016 - 9/14/2016	335,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.850%, 8/24/2016	100,000,000
135,000,000		Credit Agricole Corporate and Investment Bank, 0.430%, 8/11/2016	135,000,000
200,000,000		Credit Industriel et Commercial, 0.390%, 8/4/2016	200,000,000
90,000,000		Credit Suisse AG, 0.570%, 8/2/2016	90,000,124
140,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.750%, 10/3/2016	140,000,000
200,000,000		Mizuho Bank Ltd., 0.720%, 8/3/2016 - 8/11/2016	199,976,044
80,000,000		Societe Generale, Paris, 0.500%, 8/8/2016	80,000,000
15,000,000		Sumitomo Mitsui Banking Corp., 0.710%, 8/15/2016	15,000,000
5,000,000		Toronto Dominion Bank, 0.750%, 8/8/2016	5,000,000
100,000,000		Wells Fargo Bank, N.A., 0.840%, 8/8/2016	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,629,976,168
		COMMERCIAL PAPER—25.9%[1]
		Finance - Banking—15.1%
50,000,000	[2,3]	ANZ New Zealand National (Int'l) Ltd., 0.783%, 9/13/2016	49,953,417
60,060,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 0.681% - 0.691%, 8/2/2016 - 8/5/2016	60,057,727
90,000,000	[2,3]	BNP Paribas SA, 0.420%, 8/10/2016	89,990,550
30,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.874%, 10/26/2016	29,937,650
100,000,000	[2,3]	HSBC USA, Inc., 0.859%, 8/4/2016	99,992,875
90,000,000	[2,3]	J.P. Morgan Securities LLC, 0.874%, 10/13/2016	89,841,225
77,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.530% - 0.651%, 8/1/2016 - 8/8/2016	76,995,957
100,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.671%, 9/9/2016	99,927,417
100,000,000	[2,3]	Mizuho Bank Ltd., 0.410%, 8/2/2016	99,998,861
70,000,000	[2,3]	Nationwide Building Society, 0.641% - 0.661%, 8/22/2016 - 9/6/2016	69,959,533
215,000,000	[2,3]	Standard Chartered Bank PLC, 0.671%, 8/4/2016 - 8/12/2016	214,963,429
		TOTAL	981,618,641
		Finance - Commercial—0.8%
50,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.500%, 8/9/2016	49,994,444
		Finance - Retail—5.4%
160,000,000	[2,3]	Barton Capital S.A., 0.530% - 0.631%, 8/8/2016 - 8/10/2016	159,978,066
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Finance - Retail—continued
$20,000,000	[2,3]	Chariot Funding LLC, 1.007%, 10/12/2016	$19,960,000
20,000,000	[2,3]	Jupiter Securitization Co. LLC, 1.008%, 10/25/2016	19,952,778
150,000,000	[2,3]	Starbird Funding Corp., 0.631% - 0.651%, 8/4/2016 - 9/7/2016	149,932,542
		TOTAL	349,823,386
		Finance - Securities—3.1%
200,000,000	[2,3]	Anglesea Funding LLC, 0.671% - 0.752%, 8/22/2016 - 9/19/2016	199,858,833
		Sovereign—1.5%
100,000,000	[2,3]	Erste Abwicklungsanstalt, 0.742%, 10/11/2016	99,854,056
		TOTAL COMMERCIAL PAPER	1,681,149,360
		CORPORATE BONDS—0.1%
		Finance - Banking—0.1%
1,750,000		Royal Bank of Canada, 1.450%, 9/9/2016	1,751,356
5,000,000		Toronto Dominion Bank, 1.500%, 9/9/2016	5,004,086
		TOTAL CORPORATE BONDS	6,755,442
		NOTES - VARIABLE—14.2%[4]
		Aerospace/Auto—0.5%
30,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.857%, 10/7/2016	30,000,000
		Finance - Banking—11.4%
16,780,000	[2,3]	Akron Student Housing Assoc., LLC, Taxable PUTTERs (Series SGT04), (Societe Generale, Paris LIQ), 0.500%, 8/1/2016	16,780,000
100,000,000		Bank of Montreal, 0.716%, 8/12/2016	100,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.803%, 8/5/2016	100,000,000
2,365,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.450%, 8/3/2016	2,365,000
24,500,000	[2,3]	BlackRock Municipal Bond Trust, VMTP Preferred Shares (Series T0014) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.480%, 8/1/2016	24,500,000
70,000,000		Canadian Imperial Bank of Commerce, 0.806%, 8/12/2016	70,000,000
8,225,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.470%, 8/4/2016	8,225,000
7,010,000		Frogtown LLC, Series 2004, (Branch Banking & Trust Co. LOC), 0.820%, 8/4/2016	7,010,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.450%, 8/3/2016	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.470%, 8/4/2016	7,000,000
80,000,000	[2,3]	HSBC USA, Inc., 0.807%, 8/1/2016	80,000,000
50,000,000	[2,3]	HSBC USA, Inc., 0.810%, 8/10/2016	50,000,000
43,900,000		Illinois Finance Authority, (Series 2008C-1), (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/3/2016	43,900,000
Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$20,000,000	[2,3]	J.P. Morgan Securities LLC, 0.957%, 8/3/2016	$20,000,000
25,000,000		JPMorgan Chase Bank, N.A., 0.882%, 9/7/2016	25,000,000
1,610,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada LOC), 0.450%, 8/4/2016	1,610,000
50,000,000		Royal Bank of Canada, 0.813%, 10/3/2016	50,000,000
30,000,000		Royal Bank of Canada, 0.923%, 10/14/2016	30,000,000
8,211,000		Royal Bank of Canada, 1.117%, 9/9/2016	8,213,676
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.480%, 8/4/2016	18,965,000
7,274,000		Toronto Dominion Bank, Sr. Unsecured, 1.117%, 9/9/2016	7,276,452
25,000,000		Wells Fargo Bank, N.A., 0.767%, 8/22/2016	25,000,000
25,000,000		Wells Fargo Bank, N.A., 0.817%, 9/20/2016	25,000,000
4,950,000		Yonkers, NY IDA, JME Associates, LLC Series 2006, (TD Bank, N.A. LOC), 0.470%, 8/4/2016	4,950,000
		TOTAL	742,495,128
		Sovereign—2.3%
100,000,000	[2,3]	Erste Abwicklungsanstalt, 0.615%, 8/3/2016	100,000,000
50,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.618%, 8/5/2016	50,000,000
		TOTAL	150,000,000
		TOTAL NOTES - VARIABLE	922,495,128
		TIME DEPOSIT—4.6%
		Finance - Banking—4.6%
300,000,000		Svenska Handelsbanken, Stockholm, 0.300%, 8/1/2016	300,000,000
		OTHER REPURCHASE AGREEMENTS—9.8%
		Finance - Banking—9.8%
75,000,000		Citigroup Global Markets, Inc., 0.811%, dated 7/29/2016, interest in a $75,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $75,005,000 on 8/1/2016, in which asset-backed securities with a market value of $76,505,100 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
233,000,000		Credit Suisse Securities (USA) LLC, 0.436%, dated 7/29/2016, interest in a $1,000,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $1,000,035,833 on 8/1/2016, in which common stock with a market value of $1,020,012,355 have been received as collateral and held with JPMorgan Chase as tri-party agent.	233,000,000
150,000,000		J.P. Morgan Securities LLC, 0.771%, dated 6/7/2016, interest in a $400,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $400,768,444 on 9/6/2016, in which asset-backed securities with a market value of $408,448,983 have been received as collateral and held with JPMorgan Chase as tri-party agent.	150,000,000
Annual Shareholder Report
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$25,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.487%, dated 7/11/2016, interest in a $100,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $100,041,333 on 8/11/2016, in which American depositary receipts, common stock, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and unit investment trust, with a market value of $102,028,561 have been received as collateral and held with BNY Mellon as tri-party agent.	$25,000,000
150,000,000	Wells Fargo Securities LLC, 0.649% - 0.760%, dated 7/6/2016 - 7/25/2016, interest in a $650,000,000 collateralized loan agreement, , will repurchase securities provided as collateral for $650,508,375 on 8/8/2016 - 9/16/2016, in which collateralized mortgage obligations, commercial paper, corporate bonds and sovereign debt with a market value of $663,188,317 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	633,000,000
	REPURCHASE AGREEMENTS—20.3%
	Finance - Banking—20.3%
250,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,250,036,458 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/20/2066 and the market value of those underlying securities was $1,280,362,361.	250,000,000
100,000,000	Interest in $200,000,000 joint repurchase agreement 0.28%, dated 7/29/2016 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $200,004,667 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $204,004,835.	100,000,000
171,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,058,333 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/16/2055 and the market value of those underlying securities was $2,055,800,183.	171,000,000
300,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,072,917 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2057 and the market value of those underlying securities was $2,561,625,302.	300,000,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$500,000,000	Interest in $3,680,000,000 joint repurchase agreement 0.36%, dated 7/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,680,110,400 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2046 and the market value of those underlying securities was $3,753,712,609.	$500,000,000
	TOTAL REPURCHASE AGREEMENTS	1,321,000,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	6,494,376,098
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	2,195,239
	TOTAL NET ASSETS—100%	$6,496,571,337
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $2,022,429,360, which represented 31.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $2,022,429,360, which represented 31.1% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
6

The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Municipal Term Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.001	0.001	0.001	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.001	0.001	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.003)	(0.001)	(0.001)	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.000) [1]	(0.000) [1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.001)	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.31%	0.08%	0.07%	0.13%	0.20%
Ratios to Average Net Assets:
Net expenses	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.31%	0.08%	0.07%	0.14%	0.20%
Expense waiver/reimbursement[3]	0.09%	0.09%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,639,018	$5,914,296	$5,213,209	$4,925,798	$4,994,520
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.41%	0.27%	0.26%	0.33%	0.39%
Net investment income	0.09%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.13%	0.27%	0.28%	0.21%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,229,801	$1,413,002	$1,962,506	$1,719,825	$1,001,793
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.002)	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.001)
Distributions from net realized gain on investments	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.000) [1]	—
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.21%	0.01%	0.01%	0.04%	0.10%
Ratios to Average Net Assets:
Net expenses	0.31%	0.27%	0.26%	0.29%	0.30%
Net investment income	0.21%	0.01%	0.01%	0.04%	0.10%
Expense waiver/reimbursement[3]	0.09%	0.11%	0.13%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$627,753	$592,710	$730,710	$497,885	$547,326
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2016
Assets:
Investment in other repurchase agreements and repurchase agreements	$1,954,000,000
Investment in securities	4,540,376,098
Total investment in securities, at amortized cost and fair value		$6,494,376,098
Cash		400,940
Income receivable		2,844,454
Receivable for shares sold		654,014
TOTAL ASSETS		6,498,275,506
Liabilities:
Payable for shares redeemed	$125,028
Income distribution payable	1,034,376
Payable to adviser (Note 5)	59,436
Payable for administrative fee (Note 5)	41,633
Payable for custodian fees	46,826
Payable for portfolio accounting fees	51,118
Payable for other service fees (Notes 2 and 5)	297,317
Accrued expenses (Note 5)	48,435
TOTAL LIABILITIES		1,704,169
Net assets for 6,496,439,617 shares outstanding		$6,496,571,337
Net Assets Consist of:
Paid-in capital		$6,496,439,617
Accumulated net realized gain on investments		126,945
Undistributed net investment income		4,775
TOTAL NET ASSETS		$6,496,571,337
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,639,017,589 ÷ 4,638,923,529 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,229,800,759 ÷ 1,229,775,820 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$627,752,989 ÷ 627,740,268 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$40,085,420
Expenses:
Investment adviser fee (Note 5)		$15,572,373
Administrative fee (Note 5)		6,090,796
Custodian fees		335,746
Transfer agent fee		85,780
Directors'/Trustees' fees (Note 5)		61,078
Auditing fees		22,641
Legal fees		8,583
Portfolio accounting fees		206,789
Other service fees (Notes 2 and 5)		3,829,237
Share registration costs		104,044
Printing and postage		68,946
Miscellaneous (Note 5)		202,113
TOTAL EXPENSES		26,588,126
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(6,661,737)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(571,639)
TOTAL WAIVERS AND REIMBURSEMENT		(7,233,376)
Net expenses			19,354,750
Net investment income			20,730,670
Net realized gain on investments			144,827
Change in net assets resulting from operations			$20,875,497
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,730,670	$4,385,385
Net realized gain on investments	144,827	46,716
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,875,497	4,432,101
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(18,135,927)	(4,151,589)
Service Shares	(1,206,851)	(167,481)
Capital Shares	(1,377,754)	(71,115)
Distributions from net realized gain on investments
Institutional Shares	(41,412)	(29,182)
Service Shares	(9,872)	(10,008)
Capital Shares	(4,188)	(3,723)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,776,004)	(4,433,098)
Share Transactions:
Proceeds from sale of shares	87,346,151,395	85,325,822,082
Net asset value of shares issued to shareholders in payment of distributions declared	8,981,199	2,508,725
Cost of shares redeemed	(88,778,668,442)	(85,314,746,847)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,423,535,848)	13,583,960
Change in net assets	(1,423,436,355)	13,582,963
Net Assets:
Beginning of period	7,920,007,692	7,906,424,729
End of period (including undistributed (distributions in excess of) net investment income of $4,775 and $(5,363), respectively)	$6,496,571,337	$7,920,007,692
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Institutional Prime Value Obligations Fund, (formerly “Federated Prime Value Obligations Fund”) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The fund's name was changed from Federated Prime Value Obligations Fund to Federated Institutional Prime Value Obligations Fund on March 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets; except that Institutional Shares, Service Shares and Capital Shares may bear distribution services fees, other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $7,233,376 is disclosed in various locations this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$3,193,233	$(50,955)	$(520,684)
Capital Shares	636,004	—	—
TOTAL	$3,829,237	$(50,955)	$(520,684)
For the year ended July 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	75,906,484,134	$75,906,484,134	74,041,454,172	$74,041,454,172
Shares issued to shareholders in payment of distributions declared	7,351,042	7,351,042	2,331,840	2,331,840
Share redeemed	(77,189,183,610)	(77,189,183,610)	(73,342,701,246)	(73,342,701,246)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,275,348,434)	$(1,275,348,434)	701,084,766	$701,084,766

Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,219,240,216	$8,219,240,216	9,628,820,554	$9,628,820,554
Shares issued to shareholders in payment of distributions declared	706,569	706,569	123,346	123,346
Shares redeemed	(8,403,166,731)	(8,403,166,731)	(10,178,445,501)	(10,178,445,501)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(183,219,946)	$(183,219,946)	(549,501,601)	$(549,501,601)

Year Ended July 31	2016		2015
Capital Shares:	Shares	Amount	Shares	Amount
Share Sold	3,220,427,045	$3,220,427,045	1,655,547,356	$1,655,547,356
Shares issued to shareholders in payment of distributions declared	923,588	923,588	53,539	53,539
Shares redeemed	(3,186,318,101)	(3,186,318,101)	(1,793,600,100)	(1,793,600,100)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	35,032,532	$35,032,532	(137,999,205)	$(137,999,205)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,423,535,848)	$(1,423,535,848)	13,583,960	$13,583,960
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income[1]	$20,776,004	$4,433,098
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$ 131,720
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the Adviser voluntarily waived $6,661,737 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended July 31, 2016, FSSC received $553 and reimbursed $50,955 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $72,720,000 and $197,355,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four-decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED Institutional PRIME VALUE OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Value Obligations Fund formerly “Federated Prime Value Obligations” (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended as indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Institutional Prime Value Obligations Fund as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 26, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.10	$1.00
Service Shares	$1,000	$1,000.90	$2.24
Capital Shares	$1,000	$1,001.60	$1.49
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.87	$1.01
Service Shares	$1,000	$1,022.63	$2.26
Capital Shares	$1,000	$1,023.37	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.45%
Capital Shares	0.30%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report
29

Evaluation and Approval of Advisory Contract–May 2016
Federated Prime Value Obligations Fund (the “Fund”)
(formerly, Federated Prime Value Obligations Fund)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure
Annual Shareholder Report
30

requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
Annual Shareholder Report
31

exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report
32

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450527 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
Wealth	TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	71.2%
Municipal Notes	16.0%
Commercial Paper	6.5%
Other Assets and Liabilities—Net[2]	6.3%
TOTAL	100.0%
At July 31, 2016, the Fund's effective3 maturity schedule was follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.7%
8 to 30 Days	4.2%
31 to 90 Days	9.4%
91 to 180 Days	2.9%
181 Days or more	3.5%
Other Assets and Liabilities—Net[2]	6.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—93.7%[1,2]
		Alabama—4.0%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.470%, 8/4/2016	$6,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Tender Option Bond Trust Certificates (2015-XF2174) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	8,000,000
30,000,000		Columbia, AL IDB PCRB, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 0.390%, 8/1/2016	30,000,000
10,000,000		Columbia, AL IDB PCRB, (Series 2014-D) Weekly VRDNs (Alabama Power Co.), 0.450%, 8/4/2016	10,000,000
7,700,000		Eutaw, AL Industrial Development Board PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.390%, 8/1/2016	7,700,000
3,600,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.440%, 8/4/2016	3,600,000
33,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.400%, 8/1/2016	33,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.450%, 8/4/2016	12,000,000
11,500,000		Mobile, AL IDB, PCRBs (Series 2007C) Weekly VRDNs (Alabama Power Co.), 0.510%, 8/4/2016	11,500,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.460%, 8/3/2016	10,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.460%, 8/3/2016	10,000,000
6,000,000		Tuscaloosa County, AL IDA, (Series 2012A) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 8/4/2016	6,000,000
30,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(PNC Bank, N.A. LOC), 0.500%, 8/4/2016	30,000,000
7,165,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.480%, 8/4/2016	7,165,000
		TOTAL	184,965,000
		Alaska—1.3%
60,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.410%, 8/4/2016	60,000,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Arizona—2.1%
$19,995,000	[3,4]	Arizona Health Facilities Authority, Tender Option Bond Trust Certificates (2015-XF2046) Weekly VRDNs (Banner Health)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	$19,995,000
2,500,000	[3,4]	Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.580%, 8/4/2016	2,500,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.460%, 8/4/2016	4,000,000
14,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.470%, 8/4/2016	14,000,000
21,025,000	[3,4]	Northern Arizona University, Solar Eclipse (Series 2007-0014) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.440%, 8/4/2016	21,025,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Tender Option Bond Trust Certificates (2015-XF2192) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	7,845,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.500%, 8/4/2016	28,500,000
		TOTAL	97,865,000
		California—7.7%
15,450,000	[3,4]	Bay Area Toll Authority, CA, Tender Option Bond Trust Certificates (2015-XF1044) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.530%, 8/4/2016	15,450,000
3,100,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.470%, 8/4/2016	3,100,000
1,500,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Sumitomo Mitsui Banking Corp. LOC), 0.440%, 8/3/2016	1,500,000
13,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.48% CP (Kaiser Permanente), Mandatory Tender 11/1/2016	13,000,000
7,980,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.510%, 8/4/2016	7,980,000
7,500,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1037) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.520%, 8/4/2016	7,500,000
12,290,000		California Statewide CDA, (Series 2004E), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/16/2016	12,290,000
30,800,000		California Statewide CDA, (Series 2004I), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/16/2016	30,800,000
44,200,000		California Statewide CDA, (Series 2004I), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/5/2016	44,200,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$42,280,000		California Statewide CDA, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 0.52% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), Optional Tender 9/1/2016	$42,280,000
70,865,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.610%, 8/4/2016	70,865,000
24,990,000	[3,4]	Long Beach CCD, CA, Stage Trust (Series 2009-62C), 0.64% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 8/11/2016	24,990,000
10,000,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, RBC Muni Trust (Series E-63), 0.60% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 9/1/2016	10,000,000
9,630,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), Stage Trust (Series 2009-87C), 0.64% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 8/18/2016	9,630,000
24,775,000	[3,4]	Los Angeles, CA USD, Stage Trust (Series 2009-69C), 0.64% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/1/2016	24,775,000
31,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4) Weekly VRDPs (Citibank NA, New York LIQ), 0.500%, 8/4/2016	31,500,000
7,735,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1032) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.530%, 8/4/2016	7,735,000
		TOTAL	357,595,000
		Colorado—3.0%
42,045,000	[3,4]	Colorado Health Facilities Authority, Barclays Floater Certificates (Series 2015-7WE) Weekly VRDNs (Catholic Health Initiatives)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.590%, 8/4/2016	42,045,000
18,920,000	[3,4]	Colorado Health Facilities Authority, PUTTERs (Series 5008) Daily VRDNs (Children's Hospital Colorado Obligated Group)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	18,920,000
31,220,000		University of Colorado Hospital Authority, (Series 2015A) VRENs, 0.690%, 8/4/2016	31,220,000
36,765,000		University of Colorado Hospital Authority, (Series 2015B) VRENs, 0.690%, 8/4/2016	36,765,000
12,975,000		University of Colorado Hospital Authority, (Series 2015C) VRENs, 0.690%, 8/4/2016	12,975,000
		TOTAL	141,925,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Connecticut—0.6%
$1,830,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	$1,830,000
500,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.430%, 8/3/2016	500,000
1,305,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.450%, 8/3/2016	1,305,000
2,200,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.450%, 8/3/2016	2,200,000
3,200,000		Connecticut State HFA, (2011 Subseries C-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.460%, 8/4/2016	3,200,000
2,000,000		Connecticut State HFA, (2013 Series B Subseries B-6) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.450%, 8/4/2016	2,000,000
1,575,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	1,575,000
4,000,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs (Royal Bank of Canada LIQ), 0.440%, 8/4/2016	4,000,000
3,000,000		East Windsor, CT, 1.00% BANs, 10/27/2016	3,002,128
3,900,000		Essex, CT, 1.25% BANs, 8/19/2016	3,901,630
3,170,000		Stafford, CT, 2.00% BANs, 8/3/2016	3,170,250
		TOTAL	26,684,008
		Delaware—0.0%
795,000		New Castle County, DE, (Series 2005) Weekly VRDNs (University Courtyard Apartments)/(PNC Bank, N.A. LOC), 0.480%, 8/4/2016	795,000
		Florida—8.8%
1,600,000		Alachua County, FL HFA, (Series 2008) Weekly VRDNs (Santa Fe Apartments II, Ltd.)/(FNMA LOC), 0.440%, 8/4/2016	1,600,000
60,755,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.570%, 8/4/2016	60,755,000
19,090,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-55 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.480%, 8/4/2016	19,090,000
2,500,000		Dade County, FL IDA, (Series 1993) Daily VRDNs (Florida Power & Light Co.), 0.390%, 8/1/2016	2,500,000
3,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.470%, 8/3/2016	3,250,000
5,680,000	[3,4]	Florida State Board of Education Public Education, Stage Trust (Series 2011-60C), 0.64% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/8/2016	5,680,000
1,730,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.560%, 8/3/2016	1,730,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$4,620,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Certificates (2015-YX1003) Weekly VRDNs (Barclays Bank PLC LIQ), 0.470%, 8/4/2016	$4,620,000
6,160,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Receipts (2015-XF0260) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.470%, 8/4/2016	6,160,000
3,750,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Receipts (2015-ZM0119) Weekly VRDNs (Royal Bank of Canada LIQ), 0.480%, 8/4/2016	3,750,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, Tender Option Bond Trust Certificates (2016-XF1056) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.590%, 8/4/2016	11,715,000
77,350,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.480%, 8/4/2016	77,350,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.490%, 8/4/2016	22,600,000
20,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 0.64% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 8/1/2016	20,000,000
15,535,000	[3,4]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	15,535,000
1,350,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.460%, 8/4/2016	1,350,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 0.740%, 8/4/2016	16,500,000
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473) Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.520%, 8/4/2016	2,065,000
65,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.400%, 8/1/2016	65,000,000
32,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.55% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 11/12/2016	32,000,000
8,000,000	[3,4]	Tampa-Hillsborough County, FL Expressway Authority, Tender Option Bond Trust Certificates (2016-XG0097) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.640%, 8/4/2016	8,000,000
32,070,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 8/5/2016	32,070,000
		TOTAL	413,320,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—3.6%
$8,930,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.540%, 8/4/2016	$8,930,000
7,215,000		Clayton County, GA Housing Authority, (Series 1996) Weekly VRDNs (BS Partners, LP)/(FNMA LOC), 0.460%, 8/4/2016	7,215,000
7,400,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.470%, 8/4/2016	7,400,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.580%, 8/4/2016	10,000,000
6,000,000	[3,4]	DeKalb Private Hospital Authority, GA, Stage Trust (Series 2009-90C), 0.64% TOBs (Children's Healthcare of Atlanta, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 8/4/2016	6,000,000
9,935,000	[3,4]	Gwinnett County, GA School District, Tender Option Bond Trust Receipts (2015-XF0089) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	9,935,000
66,240,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.55% TOBs (Royal Bank of Canada LOC), Optional Tender 10/3/2016	66,240,000
32,365,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.54% TOBs (Royal Bank of Canada LOC), Optional Tender 8/1/2016	32,365,000
7,470,000	[3,4]	Private Colleges & Universities Facilities of GA, Tender Option Bond Trust Certificates (2016-ZM0152) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	7,470,000
12,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.470%, 8/3/2016	12,600,000
		TOTAL	168,155,000
		Hawaii—0.2%
9,695,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 0.890%, 8/4/2016	9,695,000
		Idaho—0.3%
14,000,000		Idaho Health Facilities Authority, (Series 2013ID), 0.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2016	14,000,000
		Illinois—1.4%
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.620%, 8/4/2016	600,000
26,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.510%, 8/4/2016	26,980,000
7,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 8/4/2016	7,500,000
900,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.440%, 8/4/2016	900,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$10,200,000	[3,4]	Illinois Finance Authority, Tender Option Bond Trust Certificates (2015-XF2160) Weekly VRDNs (University of Chicago)/(Barclays Bank PLC LIQ), 0.470%, 8/4/2016	$10,200,000
4,500,000	[3,4]	Illinois Finance Authority, Tender Option Bond Trust Receipts (2015-XF0253) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	4,500,000
9,710,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.480%, 8/5/2016	9,710,000
4,215,000		Morton Grove Village, IL, (Series 2006) Weekly VRDNs (Illinois Holocaust Museum and Education Center)/(Bank of America N.A. LOC), 0.450%, 8/4/2016	4,215,000
950,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.440%, 8/4/2016	950,000
		TOTAL	65,555,000
		Indiana—3.9%
7,670,000		Dearborn County, IN EDRB, (Series 2006) Weekly VRDNs (Dearborn County Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 8/4/2016	7,670,000
17,000,000	[3,4]	Indiana State Finance Authority Hospital Revenue, RBC Muni Trust (Series E-71), 0.60% TOBs (Indiana University Health Obligated Group)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 9/1/2016	17,000,000
15,000,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.64% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 9/8/2016	15,000,000
1,435,000		Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.470%, 8/5/2016	1,435,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.530%, 8/4/2016	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.530%, 8/4/2016	6,500,000
123,000,000		Posey County, IN EDA, (Series 2013A), 0.35% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 8/2/2016	123,000,000
9,270,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 8/4/2016	9,270,000
		TOTAL	183,910,000
		Iowa—1.3%
24,005,000	[3,4]	Iowa Finance Authority, Barclays Floater Certificates (Series 2016-1WE) Weekly VRDNs (UnityPoint Health)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.590%, 8/4/2016	24,005,000
38,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.470%, 8/4/2016	38,500,000
		TOTAL	62,505,000
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—1.3%
$50,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.500%, 8/3/2016	$50,000,000
3,700,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.480%, 8/3/2016	3,700,000
1,200,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.480%, 8/3/2016	1,200,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.480%, 8/3/2016	3,350,000
75,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.480%, 8/4/2016	75,000
		TOTAL	58,325,000
		Maine—0.1%
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.470%, 8/4/2016	3,350,000
		Maryland—0.4%
2,305,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.470%, 8/2/2016	2,305,000
16,300,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.430%, 8/4/2016	16,300,000
1,149,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 8/2/2016	1,149,000
		TOTAL	19,754,000
		Massachusetts—4.8%
61,275,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.480%, 8/4/2016	61,275,000
104,250,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.480%, 8/4/2016	104,250,000
3,000,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 5005) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	3,000,000
8,780,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.440%, 8/4/2016	8,780,000
10,800,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	10,800,000
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$6,425,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	$6,425,000
2,400,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/(TD Bank, N.A. LOC), 0.430%, 8/4/2016	2,400,000
14,000,000		Massachusetts School Building Authority, 2015 (Series C), 0.47% CP (Barclays Bank PLC LOC), Mandatory Tender 9/7/2016	14,000,000
2,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.460%, 8/3/2016	2,000,000
10,000,000		Pittsfield, MA, 2.00% BANs, 10/28/2016	10,031,177
		TOTAL	222,961,177
		Michigan—3.2%
52,335,000	[3,4]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.590%, 8/4/2016	52,335,000
1,150,000		Michigan State Building Authority, (2011 Series II-B) Weekly VRDNs (Citibank NA, New York LOC), 0.450%, 8/4/2016	1,150,000
215,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.450%, 8/4/2016	215,000
4,225,000		Michigan State Finance Authority Revenue, (Series 2013MI-1), 0.60% TOBs (Trinity Healthcare Credit Group), Optional Tender 9/1/2016	4,225,000
3,950,000		Michigan State Finance Authority Revenue, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.500%, 8/3/2016	3,950,000
1,155,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.480%, 8/4/2016	1,155,000
2,750,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.500%, 8/4/2016	2,750,000
600,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.540%, 8/4/2016	600,000
2,000,000		Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.440%, 8/3/2016	2,000,000
9,100,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.360%, 8/1/2016	9,100,000
850,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.420%, 8/4/2016	850,000
8,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.450%, 8/4/2016	8,000,000
11,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.470%, 8/4/2016	11,000,000
Annual Shareholder Report
10

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$4,060,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/3/2016	$4,060,000
12,200,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 8/4/2016	12,200,000
27,925,000	St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 8/4/2016	27,925,000
7,500,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.520%, 8/4/2016	7,500,000
	TOTAL	149,015,000
	Minnesota—1.9%
2,150,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.440%, 8/4/2016	2,150,000
2,110,000	Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.540%, 8/4/2016	2,110,000
5,000,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.460%, 8/4/2016	5,000,000
2,585,000	Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.430%, 8/4/2016	2,585,000
17,710,000	Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.470%, 8/4/2016	17,710,000
3,675,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2004B) Daily VRDNs (Children's Hospitals & Clinics)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.370%, 8/1/2016	3,675,000
11,045,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.400%, 8/1/2016	11,045,000
2,150,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.400%, 8/1/2016	2,150,000
1,300,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	1,300,000
4,800,000	Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.450%, 8/4/2016	4,800,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$2,845,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.420%, 8/4/2016	$2,845,000
1,900,000		Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.540%, 8/4/2016	1,900,000
7,150,000		Rochester, MN Health Care Facility Authority, (Series 2002-C) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.400%, 8/3/2016	7,150,000
1,000,000		Rochester, MN Health Care Facility Authority, (Series 2016) Weekly VRDNs (Mayo Clinic), 0.450%, 8/3/2016	1,000,000
12,200,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.400%, 8/3/2016	12,200,000
4,000,000		St. Francis, MN, Temporary Sewer Revenue Bonds (Series 2015B), 1.00% Bonds (GTD by Minnesota State), 11/1/2016	4,000,000
6,292,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.520%, 8/4/2016	6,292,000
1,000,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/4/2016	1,000,000
		TOTAL	88,912,000
		Missouri—0.6%
7,280,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.540%, 8/4/2016	7,280,000
5,500,000		Missouri State HEFA, (Series 2005) Daily VRDNs (Kansas City Art Institute)/(Commerce Bank, N.A., Kansas City LOC), 0.420%, 8/1/2016	5,500,000
13,500,000		Missouri State HEFA, (Series B-2) Daily VRDNs (Saint Louis University)/(Wells Fargo Bank, N.A. LOC), 0.370%, 8/1/2016	13,500,000
		TOTAL	26,280,000
		Multi-State—6.9%
13,980,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-54 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.490%, 8/4/2016	13,980,000
15,700,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.470%, 8/4/2016	15,700,000
11,325,000		FHLMC, Floater Certificates (Series M031-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.470%, 8/4/2016	11,325,000
10,495,000		FHLMC, Floater Certificates (Series M033-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.470%, 8/4/2016	10,495,000
80,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Deutsche Bank Trust Co. Americas LIQ), 0.580%, 8/4/2016	80,000,000
34,500,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 0.520%, 8/4/2016	34,500,000
Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$72,700,000	[3,4]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 0.520%, 8/4/2016	$72,700,000
81,500,000	[3,4]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 3) Weekly VRDPs (Citibank NA, New York LIQ), 0.520%, 8/4/2016	81,500,000
		TOTAL	320,200,000
		Nebraska—0.3%
13,480,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.470%, 8/4/2016	13,480,000
		Nevada—0.6%
28,500,000	[3,4]	Henderson, NV Health Facility, Tender Option Bond Trust Certificates (2016-XG0087) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.470%, 8/4/2016	28,500,000
		New Jersey—6.3%
9,925,000		Belmar, NJ, 2.00% BANs, 2/10/2017	9,986,202
24,827,983		Bloomfield Township, NJ, 2.00% BANs, 1/13/2017	24,972,377
25,096,732		Brick Township, NJ, 2.00% BANs, 12/15/2016	25,216,146
9,250,000		Burlington County, NJ Bridge Commission, County GTD by Bridge System Subordinated Revenue Notes (Series 2015), 2.00% BANs, 12/1/2016	9,286,660
34,720,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.500%, 8/4/2016	34,720,000
15,000,000		Howell Township, NJ, (Series 2015A), 1.50% BANs, 10/21/2016	15,030,691
21,196,000		Long Branch, NJ, 1.75% BANs, 2/10/2017	21,320,294
2,250,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.470%, 8/4/2016	2,250,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.570%, 8/4/2016	30,305,000
45,280,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-339) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.570%, 8/4/2016	45,280,000
55,060,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.570%, 8/4/2016	55,060,000
11,415,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Stage Trust (Series 2011-28C), 0.64% TOBs (New Jersey State)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/1/2016	11,415,000
9,700,714		Point Pleasant Beach, NJ, 2.00% BANs, 8/5/2016	9,702,082
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$500,000		Rutgers, The State University of New Jersey, (Series G) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.270%, 8/1/2016	$500,000
		TOTAL	295,044,452
		New York—7.8%
20,000,000		Amherst, NY, 2.00% BANs, 11/10/2016	20,082,345
87,785,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	87,785,000
8,450,000		Canton, NY CSD, 1.75% BANs, 7/14/2017	8,519,247
9,625,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) (Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.470%, 8/4/2016	9,625,000
9,940,000	[3,4]	Dutchess County, NY Local Development Corporation, Tender Option Bond Trust Certificates (2016-XF2343) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.540%, 8/4/2016	9,940,000
40,500,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.420%, 8/1/2016	40,500,000
22,385,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.420%, 8/1/2016	22,385,000
12,500,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.400%, 8/1/2016	12,500,000
1,400,000		New York City, NY Transitional Finance Authority, (Series 1999B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/3/2016	1,400,000
3,000,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (2015-XM0086) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	3,000,000
6,000,000		New York City, NY, (Series 2015F-6) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.390%, 8/1/2016	6,000,000
8,760,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF2107) Weekly VRDNs (One Bryant Park LLC)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	8,760,000
3,750,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (2015-XF0256) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	3,750,000
2,600,000		New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/4/2016	2,600,000
19,000,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.390%, 8/1/2016	19,000,000
Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$18,700,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.390%, 8/1/2016	$18,700,000
600,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.440%, 8/4/2016	600,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Citibank NA, New York LIQ), 0.500%, 8/4/2016	5,500,000
35,200,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 0.500%, 8/4/2016	35,200,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 3) Weekly VRDPs (Citibank NA, New York LIQ), 0.500%, 8/4/2016	31,000,000
18,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.390%, 8/1/2016	18,000,000
		TOTAL	364,846,592
		North Carolina—2.8%
39,745,000		Charlotte, NC, 0.60% CP, Mandatory Tender 10/4/2016	39,745,000
7,180,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 0.64% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/1/2016	7,180,000
1,225,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.470%, 8/3/2016	1,225,000
9,500,000		Guilford County, NC, (Series 2005B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.420%, 8/4/2016	9,500,000
1,600,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.450%, 8/3/2016	1,600,000
1,300,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.450%, 8/3/2016	1,300,000
2,875,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.450%, 8/4/2016	2,875,000
3,390,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.450%, 8/4/2016	3,390,000
3,335,000	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0098) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	3,335,000
1,479,500	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0105) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	1,479,500
Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$3,025,000	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Receipts (2015-XF0095) Weekly VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	$3,025,000
7,800,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.460%, 8/4/2016	7,800,000
150,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.450%, 8/4/2016	150,000
1,500,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 8/4/2016	1,500,000
11,015,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.64% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/6/2016	11,015,000
1,000,000	[3,4]	North Carolina State Turnpike Authority, Tender Option Bond Trust Certificates (2016-XX1003) Weekly VRDNs (North Carolina State)/(Barclays Bank PLC LIQ), 0.500%, 8/4/2016	1,000,000
2,800,000	[3,4]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 8/4/2016	2,800,000
24,810,000		University of North Carolina at Chapel Hill, (Series 2001A) Daily VRDNs (University of North Carolina Hospitals)/(Landesbank Hessen-Thuringen LIQ), 0.370%, 8/1/2016	24,810,000
6,600,000		University of North Carolina at Chapel Hill, (Series 2001B) Daily VRDNs (University of North Carolina Hospitals)/(Landesbank Hessen-Thuringen LIQ), 0.370%, 8/1/2016	6,600,000
		TOTAL	130,329,500
		North Dakota—0.6%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.500%, 8/3/2016	29,124,000
		Ohio—0.9%
85,000		Columbus, OH Regional Airport Authority Capital Funding Revenue, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.440%, 8/4/2016	85,000
3,350,000		Franklin County, OH Health Care Facilities, (Series 2005B) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Comerica Bank LOC), 0.480%, 8/4/2016	3,350,000
13,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2016	13,000,000
5,600,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.460%, 8/3/2016	5,600,000
4,970,000		Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(PNC Bank, N.A. LOC), 0.460%, 8/5/2016	4,970,000
Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$4,000,000		Montgomery County, OH, (Series 2008C) Daily VRDNs (Miami Valley Hospital)/(Wells Fargo Bank, N.A. LIQ), 0.380%, 8/1/2016	$4,000,000
10,000,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (Case Western Reserve University, OH)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.470%, 8/4/2016	10,000,000
		TOTAL	41,005,000
		Oklahoma—0.4%
14,700,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 0.790%, 8/4/2016	14,700,000
4,730,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.570%, 8/4/2016	4,730,000
		TOTAL	19,430,000
		Oregon—0.0%
1,900,000		Clackamas County, OR Hospital Facilities Authority, (Series 2008C) Weekly VRDNs (Legacy Health System)/(U.S. Bank, N.A. LOC), 0.420%, 8/3/2016	1,900,000
		Pennsylvania—6.1%
30,000,000	[3,4]	Allegheny County, PA HDA, RBC Muni Trust (Series E-72), % TOBs (UPMC Health System)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 9/1/2016	30,000,000
3,700,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.450%, 8/4/2016	3,700,000
1,000,000		Allegheny County, PA IDA, (Series of 2001) Weekly VRDNs (The Education Center at The Watson Institute)/(PNC Bank, N.A. LOC), 0.450%, 8/4/2016	1,000,000
12,550,000		Butler County, PA General Authority, (Series 2007) Weekly VRDNs (Hampton Township School District, PA)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.470%, 8/4/2016	12,550,000
6,795,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.500%, 8/4/2016	6,795,000
18,955,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (South Park School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.500%, 8/4/2016	18,955,000
1,100,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.450%, 8/4/2016	1,100,000
3,290,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.450%, 8/4/2016	3,290,000
19,340,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.470%, 8/3/2016	19,340,000
Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$3,015,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/4/2016	$3,015,000
5,700,000		Geisinger Authority, PA Health System, (Series 2013B) Daily VRDNs (Geisinger Health System)/(TD Bank, N.A. LIQ), 0.370%, 8/1/2016	5,700,000
20,100,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.500%, 8/4/2016	20,100,000
1,375,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(PNC Bank, N.A. LOC), 0.460%, 8/4/2016	1,375,000
86,700,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.620%, 8/4/2016	86,700,000
68,175,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.500%, 8/4/2016	68,175,000
1,725,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/5/2016	1,725,000
2,830,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.460%, 8/4/2016	2,830,000
		TOTAL	286,350,000
		South Carolina—0.3%
7,410,000	[3,4]	Greenwood County, SC Hospital, Stage Trust (Series 2009-66C), 0.64% TOBs (Self Regional Healthcare)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 8/11/2016	7,410,000
6,500,000		Lexington, SC Water & Sewage, (Series 2015), 2.50% BANs, 12/1/2016	6,539,823
		TOTAL	13,949,823
		Tennessee—2.2%
57,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, (Series A), 0.49% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 8/16/2016	57,500,000
9,300,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.520%, 8/3/2016	9,300,000
34,965,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.390%, 8/1/2016	34,965,000
		TOTAL	101,765,000
		Texas—5.2%
2,650,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.470%, 8/4/2016	2,650,000
Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$700,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.530%, 8/4/2016	$700,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(Texas PSFG Program LOC), 0.480%, 8/4/2016	24,150,000
13,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Series 2009 C-2), 0.56% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/18/2016	13,000,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.54% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 9/7/2016	30,000,000
17,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.56% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/18/2016	17,000,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.64% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 8/11/2016	18,965,000
40,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.570%, 8/4/2016	40,000,000
10,780,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-1015) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.590%, 8/4/2016	10,780,000
25,660,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-626) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.570%, 8/4/2016	25,660,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.470%, 8/3/2016	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.470%, 8/3/2016	21,000,000
16,000,000	[3,4]	Texas State Transportation Commission, Tender Option Bond Trust Certificates (2015-XF2001) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	16,000,000
		TOTAL	244,905,000
		Virginia—1.6%
2,000,000		Fairfax County, VA IDA, (Series 2016C) Weekly VRDNs (Inova Health System), 0.440%, 8/3/2016	2,000,000
5,400,000		Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.450%, 8/3/2016	5,400,000
6,000,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.460%, 8/4/2016	6,000,000
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$57,120,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.60% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 9/8/2016	$57,120,000
3,450,000	[3,4]	Virginia Small Business Financing Authority, Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	3,450,000
		TOTAL	73,970,000
		Washington—0.6%
24,845,000	[3,4]	Central Puget Sound, WA Regional Transit Authority, Tender Option Bond Trust Receipts (2016-ZF0473) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	24,845,000
4,275,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 0.460%, 8/3/2016	4,275,000
875,000		Washington State Health Care Facilities Authority, (Series 2007D) Daily VRDNs (Multicare Health System)/(Barclays Bank PLC LOC), 0.380%, 8/1/2016	875,000
		TOTAL	29,995,000
		West Virginia—0.6%
27,505,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 8/4/2016	27,505,000
		TOTAL MUNICIPAL INVESTMENTS—93.7% (AT AMORTIZED COST)[5]	4,377,865,552
		OTHER ASSETS AND LIABILITIES - NET—6.3%[6]	295,158,731
		TOTAL NET ASSETS—100%	$4,673,024,283
At July 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $1,895,399,500, which represented 40.6% of total net assets.
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20

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $1,895,399,500, which represented 40.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
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21

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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22

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.11%	0.02%	0.01%	0.02%	0.04%
Ratios to Average Net Assets:
Net expenses	0.13%[3]	0.08%[3]	0.10%[3]	0.18%[3]	0.21%[3]
Net investment income	0.08%	0.01%	0.01%	0.02%	0.03%
Expense waiver/reimbursement[4]	0.17%	0.21%	0.19%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,088,135	$5,295,667	$5,272,724	$5,906,897	$6,671,609
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.13%, 0.08%, 0.10%, 0.18% and 0.21% for the years ended July 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$4,377,865,552
Cash		453,835
Income receivable		4,665,439
Receivable for investments sold		291,851,951
Receivable for shares sold		172,216
TOTAL ASSETS		4,675,008,993
Liabilities:
Payable for shares redeemed	$788,651
Income distribution payable	841,147
Payable to adviser (Note 5)	45,907
Payable for administrative fee (Note 5)	29,957
Payable for portfolio accounting fees	56,604
Payable for other service fees (Notes 2 and 5)	145,686
Accrued expenses (Note 5)	76,758
TOTAL LIABILITIES		1,984,710
Net assets for 4,672,556,779 shares outstanding		$4,673,024,283
Net Assets Consist of:
Paid-in capital		$4,672,537,296
Accumulated net realized gain on investments		486,894
Undistributed net investment income		93
TOTAL NET ASSETS		$4,673,024,283
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$4,088,134,902 ÷ 4,087,725,931 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$584,889,381 ÷ 584,830,848 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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24

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$13,390,718
Expenses:
Investment adviser fee (Note 5)		$12,806,419
Administrative fee (Note 5)		5,008,926
Custodian fees		201,188
Transfer agent fee		54,829
Directors'/Trustees' fees (Note 5)		49,039
Auditing fees		21,610
Legal fees		101,175
Portfolio accounting fees		220,483
Other service fees (Notes 2 and 5)		2,788,105
Share registration costs		64,330
Printing and postage		33,676
Miscellaneous (Note 5)		186,369
TOTAL EXPENSES		21,536,149
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(10,644,644)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(1,971,238)
Reduction of custodian fees (Note 6)	(3,073)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(12,618,955)
Net expenses			8,917,194
Net investment income			4,473,524
Net realized gain on investments			486,951
Change in net assets resulting from operations			$4,960,475
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,473,524	$674,552
Net realized gain on investments	486,951	1,538,548
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,960,475	2,213,100
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(4,354,762)	(554,557)
Service Shares	(119,090)	(119,615)
Distributions from net realized gain on investments
Wealth Shares	(983,372)	(786,949)
Service Shares	(189,379)	(160,788)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,646,603)	(1,621,909)
Share Transactions:
Proceeds from sale of shares	18,913,421,293	21,073,385,239
Net asset value of shares issued to shareholders in payment of distributions declared	825,185	387,252
Cost of shares redeemed	(20,715,529,098)	(21,113,546,146)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,801,282,620)	(39,773,655)
Change in net assets	(1,801,968,748)	(39,182,464)
Net Assets:
Beginning of period	6,474,993,031	6,514,175,495
End of period (including undistributed net investment income of $93 and $421, respectively)	$4,673,024,283	$6,474,993,031
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. The financial highlights of the Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $12,618,955 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended July 31, 2016, unaffiliated third parties waived $726 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,788,105	$(26,103)	$(1,944,409)
For the year ended July 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	16,339,974,079	$16,339,974,079	18,579,593,514	$18,579,593,514
Shares issued to shareholders in payment of distributions declared	703,277	703,277	282,594	282,594
Shares redeemed	(17,547,670,430)	(17,547,670,430)	(18,557,421,934)	(18,557,421,934)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(1,206,993,074)	$(1,206,993,074)	22,454,174	$22,454,174
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Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,573,447,214	$2,573,447,214	2,493,791,725	$2,493,791,725
Shares issued to shareholders in payment of distributions declared	121,908	121,908	104,658	104,658
Shares redeemed	(3,167,858,668)	(3,167,858,668)	(2,556,124,212)	(2,556,124,212)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(594,289,546)	$(594,289,546)	(62,227,829)	$(62,227,829)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,801,282,620)	$(1,801,282,620)	(39,773,655)	$(39,773,655)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015 was as follows:
	2016	2015
Tax-exempt income	$4,461,933	$674,172
Ordinary income[1]	$313,825	$124,005
Long-term capital gains	$870,845	$823,732
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$93
Undistributed ordinary income[2]	$98,654
Undistributed long-term capital gains	$388,240
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the Adviser voluntarily waived $10,644,644 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended July 31, 2016, FSSC received $1,588 and reimbursed $26,103 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,334,193,000 and $3,389,410,000, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2016, the Fund's expenses were reduced by $3,073 under these arrangements.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
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Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
10. Subsequent Event
Effective October 1, 2016, the Fund will no longer participate in the LOC disclosed above.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2016, the amount of long-term capital gains designated by the Fund was $870,845.
For the year ended July 31, 2016, 99.7% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE wealth Class SHAREHOLDERS of federated tax-free obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Tax-Free Obligations Fund as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 26, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,000.80	$0.90[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.97	$0.91[2]
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.04 and $1.06, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2016
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Annual Shareholder Report
47

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Annual Shareholder Report
48

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
49

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
50

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
39006 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
Wealth	TBIXX
Service	TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	71.2%
Municipal Notes	16.0%
Commercial Paper	6.5%
Other Assets and Liabilities—Net[2]	6.3%
TOTAL	100.0%
At July 31, 2016, the Fund's effective3 maturity schedule was follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.7%
8 to 30 Days	4.2%
31 to 90 Days	9.4%
91 to 180 Days	2.9%
181 Days or more	3.5%
Other Assets and Liabilities—Net[2]	6.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		SHORT-TERM MUNICIPALS—93.7%[1,2]
		Alabama—4.0%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.470%, 8/4/2016	$6,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Tender Option Bond Trust Certificates (2015-XF2174) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	8,000,000
30,000,000		Columbia, AL IDB PCRB, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 0.390%, 8/1/2016	30,000,000
10,000,000		Columbia, AL IDB PCRB, (Series 2014-D) Weekly VRDNs (Alabama Power Co.), 0.450%, 8/4/2016	10,000,000
7,700,000		Eutaw, AL Industrial Development Board PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.390%, 8/1/2016	7,700,000
3,600,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.440%, 8/4/2016	3,600,000
33,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.400%, 8/1/2016	33,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.450%, 8/4/2016	12,000,000
11,500,000		Mobile, AL IDB, PCRBs (Series 2007C) Weekly VRDNs (Alabama Power Co.), 0.510%, 8/4/2016	11,500,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.460%, 8/3/2016	10,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.460%, 8/3/2016	10,000,000
6,000,000		Tuscaloosa County, AL IDA, (Series 2012A) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 8/4/2016	6,000,000
30,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(PNC Bank, N.A. LOC), 0.500%, 8/4/2016	30,000,000
7,165,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.480%, 8/4/2016	7,165,000
		TOTAL	184,965,000
		Alaska—1.3%
60,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.410%, 8/4/2016	60,000,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Arizona—2.1%
$19,995,000	[3,4]	Arizona Health Facilities Authority, Tender Option Bond Trust Certificates (2015-XF2046) Weekly VRDNs (Banner Health)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	$19,995,000
2,500,000	[3,4]	Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.580%, 8/4/2016	2,500,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.460%, 8/4/2016	4,000,000
14,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.470%, 8/4/2016	14,000,000
21,025,000	[3,4]	Northern Arizona University, Solar Eclipse (Series 2007-0014) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.440%, 8/4/2016	21,025,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Tender Option Bond Trust Certificates (2015-XF2192) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	7,845,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.500%, 8/4/2016	28,500,000
		TOTAL	97,865,000
		California—7.7%
15,450,000	[3,4]	Bay Area Toll Authority, CA, Tender Option Bond Trust Certificates (2015-XF1044) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.530%, 8/4/2016	15,450,000
3,100,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.470%, 8/4/2016	3,100,000
1,500,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Sumitomo Mitsui Banking Corp. LOC), 0.440%, 8/3/2016	1,500,000
13,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.48% CP (Kaiser Permanente), Mandatory Tender 11/1/2016	13,000,000
7,980,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.510%, 8/4/2016	7,980,000
7,500,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1037) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.520%, 8/4/2016	7,500,000
12,290,000		California Statewide CDA, (Series 2004E), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/16/2016	12,290,000
30,800,000		California Statewide CDA, (Series 2004I), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/16/2016	30,800,000
44,200,000		California Statewide CDA, (Series 2004I), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/5/2016	44,200,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$42,280,000		California Statewide CDA, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 0.52% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), Optional Tender 9/1/2016	$42,280,000
70,865,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.610%, 8/4/2016	70,865,000
24,990,000	[3,4]	Long Beach CCD, CA, Stage Trust (Series 2009-62C), 0.64% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 8/11/2016	24,990,000
10,000,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, RBC Muni Trust (Series E-63), 0.60% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 9/1/2016	10,000,000
9,630,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), Stage Trust (Series 2009-87C), 0.64% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 8/18/2016	9,630,000
24,775,000	[3,4]	Los Angeles, CA USD, Stage Trust (Series 2009-69C), 0.64% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/1/2016	24,775,000
31,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4) Weekly VRDPs (Citibank NA, New York LIQ), 0.500%, 8/4/2016	31,500,000
7,735,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1032) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.530%, 8/4/2016	7,735,000
		TOTAL	357,595,000
		Colorado—3.0%
42,045,000	[3,4]	Colorado Health Facilities Authority, Barclays Floater Certificates (Series 2015-7WE) Weekly VRDNs (Catholic Health Initiatives)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.590%, 8/4/2016	42,045,000
18,920,000	[3,4]	Colorado Health Facilities Authority, PUTTERs (Series 5008) Daily VRDNs (Children's Hospital Colorado Obligated Group)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	18,920,000
31,220,000		University of Colorado Hospital Authority, (Series 2015A) VRENs, 0.690%, 8/4/2016	31,220,000
36,765,000		University of Colorado Hospital Authority, (Series 2015B) VRENs, 0.690%, 8/4/2016	36,765,000
12,975,000		University of Colorado Hospital Authority, (Series 2015C) VRENs, 0.690%, 8/4/2016	12,975,000
		TOTAL	141,925,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Connecticut—0.6%
$1,830,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	$1,830,000
500,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.430%, 8/3/2016	500,000
1,305,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.450%, 8/3/2016	1,305,000
2,200,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.450%, 8/3/2016	2,200,000
3,200,000		Connecticut State HFA, (2011 Subseries C-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.460%, 8/4/2016	3,200,000
2,000,000		Connecticut State HFA, (2013 Series B Subseries B-6) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.450%, 8/4/2016	2,000,000
1,575,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	1,575,000
4,000,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs (Royal Bank of Canada LIQ), 0.440%, 8/4/2016	4,000,000
3,000,000		East Windsor, CT, 1.00% BANs, 10/27/2016	3,002,128
3,900,000		Essex, CT, 1.25% BANs, 8/19/2016	3,901,630
3,170,000		Stafford, CT, 2.00% BANs, 8/3/2016	3,170,250
		TOTAL	26,684,008
		Delaware—0.0%
795,000		New Castle County, DE, (Series 2005) Weekly VRDNs (University Courtyard Apartments)/(PNC Bank, N.A. LOC), 0.480%, 8/4/2016	795,000
		Florida—8.8%
1,600,000		Alachua County, FL HFA, (Series 2008) Weekly VRDNs (Santa Fe Apartments II, Ltd.)/(FNMA LOC), 0.440%, 8/4/2016	1,600,000
60,755,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.570%, 8/4/2016	60,755,000
19,090,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-55 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.480%, 8/4/2016	19,090,000
2,500,000		Dade County, FL IDA, (Series 1993) Daily VRDNs (Florida Power & Light Co.), 0.390%, 8/1/2016	2,500,000
3,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.470%, 8/3/2016	3,250,000
5,680,000	[3,4]	Florida State Board of Education Public Education, Stage Trust (Series 2011-60C), 0.64% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/8/2016	5,680,000
1,730,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.560%, 8/3/2016	1,730,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$4,620,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Certificates (2015-YX1003) Weekly VRDNs (Barclays Bank PLC LIQ), 0.470%, 8/4/2016	$4,620,000
6,160,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Receipts (2015-XF0260) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.470%, 8/4/2016	6,160,000
3,750,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Receipts (2015-ZM0119) Weekly VRDNs (Royal Bank of Canada LIQ), 0.480%, 8/4/2016	3,750,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, Tender Option Bond Trust Certificates (2016-XF1056) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.590%, 8/4/2016	11,715,000
77,350,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.480%, 8/4/2016	77,350,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.490%, 8/4/2016	22,600,000
20,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 0.64% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 8/1/2016	20,000,000
15,535,000	[3,4]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	15,535,000
1,350,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.460%, 8/4/2016	1,350,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 0.740%, 8/4/2016	16,500,000
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473) Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.520%, 8/4/2016	2,065,000
65,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.400%, 8/1/2016	65,000,000
32,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.55% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 11/12/2016	32,000,000
8,000,000	[3,4]	Tampa-Hillsborough County, FL Expressway Authority, Tender Option Bond Trust Certificates (2016-XG0097) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.640%, 8/4/2016	8,000,000
32,070,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 8/5/2016	32,070,000
		TOTAL	413,320,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—3.6%
$8,930,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.540%, 8/4/2016	$8,930,000
7,215,000		Clayton County, GA Housing Authority, (Series 1996) Weekly VRDNs (BS Partners, LP)/(FNMA LOC), 0.460%, 8/4/2016	7,215,000
7,400,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.470%, 8/4/2016	7,400,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.580%, 8/4/2016	10,000,000
6,000,000	[3,4]	DeKalb Private Hospital Authority, GA, Stage Trust (Series 2009-90C), 0.64% TOBs (Children's Healthcare of Atlanta, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 8/4/2016	6,000,000
9,935,000	[3,4]	Gwinnett County, GA School District, Tender Option Bond Trust Receipts (2015-XF0089) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	9,935,000
66,240,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.55% TOBs (Royal Bank of Canada LOC), Optional Tender 10/3/2016	66,240,000
32,365,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.54% TOBs (Royal Bank of Canada LOC), Optional Tender 8/1/2016	32,365,000
7,470,000	[3,4]	Private Colleges & Universities Facilities of GA, Tender Option Bond Trust Certificates (2016-ZM0152) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	7,470,000
12,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.470%, 8/3/2016	12,600,000
		TOTAL	168,155,000
		Hawaii—0.2%
9,695,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 0.890%, 8/4/2016	9,695,000
		Idaho—0.3%
14,000,000		Idaho Health Facilities Authority, (Series 2013ID), 0.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2016	14,000,000
		Illinois—1.4%
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.620%, 8/4/2016	600,000
26,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.510%, 8/4/2016	26,980,000
7,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 8/4/2016	7,500,000
900,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.440%, 8/4/2016	900,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$10,200,000	[3,4]	Illinois Finance Authority, Tender Option Bond Trust Certificates (2015-XF2160) Weekly VRDNs (University of Chicago)/(Barclays Bank PLC LIQ), 0.470%, 8/4/2016	$10,200,000
4,500,000	[3,4]	Illinois Finance Authority, Tender Option Bond Trust Receipts (2015-XF0253) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	4,500,000
9,710,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.480%, 8/5/2016	9,710,000
4,215,000		Morton Grove Village, IL, (Series 2006) Weekly VRDNs (Illinois Holocaust Museum and Education Center)/(Bank of America N.A. LOC), 0.450%, 8/4/2016	4,215,000
950,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.440%, 8/4/2016	950,000
		TOTAL	65,555,000
		Indiana—3.9%
7,670,000		Dearborn County, IN EDRB, (Series 2006) Weekly VRDNs (Dearborn County Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 8/4/2016	7,670,000
17,000,000	[3,4]	Indiana State Finance Authority Hospital Revenue, RBC Muni Trust (Series E-71), 0.60% TOBs (Indiana University Health Obligated Group)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 9/1/2016	17,000,000
15,000,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.64% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 9/8/2016	15,000,000
1,435,000		Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.470%, 8/5/2016	1,435,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.530%, 8/4/2016	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.530%, 8/4/2016	6,500,000
123,000,000		Posey County, IN EDA, (Series 2013A), 0.35% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 8/2/2016	123,000,000
9,270,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 8/4/2016	9,270,000
		TOTAL	183,910,000
		Iowa—1.3%
24,005,000	[3,4]	Iowa Finance Authority, Barclays Floater Certificates (Series 2016-1WE) Weekly VRDNs (UnityPoint Health)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.590%, 8/4/2016	24,005,000
38,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.470%, 8/4/2016	38,500,000
		TOTAL	62,505,000
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—1.3%
$50,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.500%, 8/3/2016	$50,000,000
3,700,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.480%, 8/3/2016	3,700,000
1,200,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.480%, 8/3/2016	1,200,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.480%, 8/3/2016	3,350,000
75,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.480%, 8/4/2016	75,000
		TOTAL	58,325,000
		Maine—0.1%
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.470%, 8/4/2016	3,350,000
		Maryland—0.4%
2,305,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.470%, 8/2/2016	2,305,000
16,300,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.430%, 8/4/2016	16,300,000
1,149,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 8/2/2016	1,149,000
		TOTAL	19,754,000
		Massachusetts—4.8%
61,275,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.480%, 8/4/2016	61,275,000
104,250,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.480%, 8/4/2016	104,250,000
3,000,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 5005) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	3,000,000
8,780,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.440%, 8/4/2016	8,780,000
10,800,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	10,800,000
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$6,425,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	$6,425,000
2,400,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/(TD Bank, N.A. LOC), 0.430%, 8/4/2016	2,400,000
14,000,000		Massachusetts School Building Authority, 2015 (Series C), 0.47% CP (Barclays Bank PLC LOC), Mandatory Tender 9/7/2016	14,000,000
2,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.460%, 8/3/2016	2,000,000
10,000,000		Pittsfield, MA, 2.00% BANs, 10/28/2016	10,031,177
		TOTAL	222,961,177
		Michigan—3.2%
52,335,000	[3,4]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.590%, 8/4/2016	52,335,000
1,150,000		Michigan State Building Authority, (2011 Series II-B) Weekly VRDNs (Citibank NA, New York LOC), 0.450%, 8/4/2016	1,150,000
215,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.450%, 8/4/2016	215,000
4,225,000		Michigan State Finance Authority Revenue, (Series 2013MI-1), 0.60% TOBs (Trinity Healthcare Credit Group), Optional Tender 9/1/2016	4,225,000
3,950,000		Michigan State Finance Authority Revenue, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.500%, 8/3/2016	3,950,000
1,155,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.480%, 8/4/2016	1,155,000
2,750,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.500%, 8/4/2016	2,750,000
600,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.540%, 8/4/2016	600,000
2,000,000		Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.440%, 8/3/2016	2,000,000
9,100,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.360%, 8/1/2016	9,100,000
850,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.420%, 8/4/2016	850,000
8,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.450%, 8/4/2016	8,000,000
11,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.470%, 8/4/2016	11,000,000
Annual Shareholder Report
10

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$4,060,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/3/2016	$4,060,000
12,200,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 8/4/2016	12,200,000
27,925,000	St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 8/4/2016	27,925,000
7,500,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.520%, 8/4/2016	7,500,000
	TOTAL	149,015,000
	Minnesota—1.9%
2,150,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.440%, 8/4/2016	2,150,000
2,110,000	Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.540%, 8/4/2016	2,110,000
5,000,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.460%, 8/4/2016	5,000,000
2,585,000	Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.430%, 8/4/2016	2,585,000
17,710,000	Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.470%, 8/4/2016	17,710,000
3,675,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2004B) Daily VRDNs (Children's Hospitals & Clinics)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.370%, 8/1/2016	3,675,000
11,045,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.400%, 8/1/2016	11,045,000
2,150,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.400%, 8/1/2016	2,150,000
1,300,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	1,300,000
4,800,000	Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.450%, 8/4/2016	4,800,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$2,845,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.420%, 8/4/2016	$2,845,000
1,900,000		Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.540%, 8/4/2016	1,900,000
7,150,000		Rochester, MN Health Care Facility Authority, (Series 2002-C) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.400%, 8/3/2016	7,150,000
1,000,000		Rochester, MN Health Care Facility Authority, (Series 2016) Weekly VRDNs (Mayo Clinic), 0.450%, 8/3/2016	1,000,000
12,200,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.400%, 8/3/2016	12,200,000
4,000,000		St. Francis, MN, Temporary Sewer Revenue Bonds (Series 2015B), 1.00% Bonds (GTD by Minnesota State), 11/1/2016	4,000,000
6,292,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.520%, 8/4/2016	6,292,000
1,000,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/4/2016	1,000,000
		TOTAL	88,912,000
		Missouri—0.6%
7,280,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.540%, 8/4/2016	7,280,000
5,500,000		Missouri State HEFA, (Series 2005) Daily VRDNs (Kansas City Art Institute)/(Commerce Bank, N.A., Kansas City LOC), 0.420%, 8/1/2016	5,500,000
13,500,000		Missouri State HEFA, (Series B-2) Daily VRDNs (Saint Louis University)/(Wells Fargo Bank, N.A. LOC), 0.370%, 8/1/2016	13,500,000
		TOTAL	26,280,000
		Multi-State—6.9%
13,980,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-54 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.490%, 8/4/2016	13,980,000
15,700,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.470%, 8/4/2016	15,700,000
11,325,000		FHLMC, Floater Certificates (Series M031-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.470%, 8/4/2016	11,325,000
10,495,000		FHLMC, Floater Certificates (Series M033-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.470%, 8/4/2016	10,495,000
80,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Deutsche Bank Trust Co. Americas LIQ), 0.580%, 8/4/2016	80,000,000
34,500,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 0.520%, 8/4/2016	34,500,000
Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$72,700,000	[3,4]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 0.520%, 8/4/2016	$72,700,000
81,500,000	[3,4]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 3) Weekly VRDPs (Citibank NA, New York LIQ), 0.520%, 8/4/2016	81,500,000
		TOTAL	320,200,000
		Nebraska—0.3%
13,480,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.470%, 8/4/2016	13,480,000
		Nevada—0.6%
28,500,000	[3,4]	Henderson, NV Health Facility, Tender Option Bond Trust Certificates (2016-XG0087) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.470%, 8/4/2016	28,500,000
		New Jersey—6.3%
9,925,000		Belmar, NJ, 2.00% BANs, 2/10/2017	9,986,202
24,827,983		Bloomfield Township, NJ, 2.00% BANs, 1/13/2017	24,972,377
25,096,732		Brick Township, NJ, 2.00% BANs, 12/15/2016	25,216,146
9,250,000		Burlington County, NJ Bridge Commission, County GTD by Bridge System Subordinated Revenue Notes (Series 2015), 2.00% BANs, 12/1/2016	9,286,660
34,720,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.500%, 8/4/2016	34,720,000
15,000,000		Howell Township, NJ, (Series 2015A), 1.50% BANs, 10/21/2016	15,030,691
21,196,000		Long Branch, NJ, 1.75% BANs, 2/10/2017	21,320,294
2,250,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.470%, 8/4/2016	2,250,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.570%, 8/4/2016	30,305,000
45,280,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-339) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.570%, 8/4/2016	45,280,000
55,060,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.570%, 8/4/2016	55,060,000
11,415,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Stage Trust (Series 2011-28C), 0.64% TOBs (New Jersey State)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/1/2016	11,415,000
9,700,714		Point Pleasant Beach, NJ, 2.00% BANs, 8/5/2016	9,702,082
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$500,000		Rutgers, The State University of New Jersey, (Series G) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.270%, 8/1/2016	$500,000
		TOTAL	295,044,452
		New York—7.8%
20,000,000		Amherst, NY, 2.00% BANs, 11/10/2016	20,082,345
87,785,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	87,785,000
8,450,000		Canton, NY CSD, 1.75% BANs, 7/14/2017	8,519,247
9,625,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) (Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.470%, 8/4/2016	9,625,000
9,940,000	[3,4]	Dutchess County, NY Local Development Corporation, Tender Option Bond Trust Certificates (2016-XF2343) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.540%, 8/4/2016	9,940,000
40,500,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.420%, 8/1/2016	40,500,000
22,385,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.420%, 8/1/2016	22,385,000
12,500,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.400%, 8/1/2016	12,500,000
1,400,000		New York City, NY Transitional Finance Authority, (Series 1999B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/3/2016	1,400,000
3,000,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (2015-XM0086) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	3,000,000
6,000,000		New York City, NY, (Series 2015F-6) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.390%, 8/1/2016	6,000,000
8,760,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF2107) Weekly VRDNs (One Bryant Park LLC)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	8,760,000
3,750,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (2015-XF0256) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	3,750,000
2,600,000		New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/4/2016	2,600,000
19,000,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.390%, 8/1/2016	19,000,000
Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$18,700,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.390%, 8/1/2016	$18,700,000
600,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.440%, 8/4/2016	600,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Citibank NA, New York LIQ), 0.500%, 8/4/2016	5,500,000
35,200,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 0.500%, 8/4/2016	35,200,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 3) Weekly VRDPs (Citibank NA, New York LIQ), 0.500%, 8/4/2016	31,000,000
18,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.390%, 8/1/2016	18,000,000
		TOTAL	364,846,592
		North Carolina—2.8%
39,745,000		Charlotte, NC, 0.60% CP, Mandatory Tender 10/4/2016	39,745,000
7,180,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 0.64% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/1/2016	7,180,000
1,225,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.470%, 8/3/2016	1,225,000
9,500,000		Guilford County, NC, (Series 2005B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.420%, 8/4/2016	9,500,000
1,600,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.450%, 8/3/2016	1,600,000
1,300,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.450%, 8/3/2016	1,300,000
2,875,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.450%, 8/4/2016	2,875,000
3,390,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.450%, 8/4/2016	3,390,000
3,335,000	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0098) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	3,335,000
1,479,500	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0105) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	1,479,500
Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$3,025,000	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Receipts (2015-XF0095) Weekly VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	$3,025,000
7,800,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.460%, 8/4/2016	7,800,000
150,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.450%, 8/4/2016	150,000
1,500,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 8/4/2016	1,500,000
11,015,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.64% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/6/2016	11,015,000
1,000,000	[3,4]	North Carolina State Turnpike Authority, Tender Option Bond Trust Certificates (2016-XX1003) Weekly VRDNs (North Carolina State)/(Barclays Bank PLC LIQ), 0.500%, 8/4/2016	1,000,000
2,800,000	[3,4]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 8/4/2016	2,800,000
24,810,000		University of North Carolina at Chapel Hill, (Series 2001A) Daily VRDNs (University of North Carolina Hospitals)/(Landesbank Hessen-Thuringen LIQ), 0.370%, 8/1/2016	24,810,000
6,600,000		University of North Carolina at Chapel Hill, (Series 2001B) Daily VRDNs (University of North Carolina Hospitals)/(Landesbank Hessen-Thuringen LIQ), 0.370%, 8/1/2016	6,600,000
		TOTAL	130,329,500
		North Dakota—0.6%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.500%, 8/3/2016	29,124,000
		Ohio—0.9%
85,000		Columbus, OH Regional Airport Authority Capital Funding Revenue, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.440%, 8/4/2016	85,000
3,350,000		Franklin County, OH Health Care Facilities, (Series 2005B) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Comerica Bank LOC), 0.480%, 8/4/2016	3,350,000
13,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2016	13,000,000
5,600,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.460%, 8/3/2016	5,600,000
4,970,000		Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(PNC Bank, N.A. LOC), 0.460%, 8/5/2016	4,970,000
Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$4,000,000		Montgomery County, OH, (Series 2008C) Daily VRDNs (Miami Valley Hospital)/(Wells Fargo Bank, N.A. LIQ), 0.380%, 8/1/2016	$4,000,000
10,000,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (Case Western Reserve University, OH)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.470%, 8/4/2016	10,000,000
		TOTAL	41,005,000
		Oklahoma—0.4%
14,700,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 0.790%, 8/4/2016	14,700,000
4,730,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.570%, 8/4/2016	4,730,000
		TOTAL	19,430,000
		Oregon—0.0%
1,900,000		Clackamas County, OR Hospital Facilities Authority, (Series 2008C) Weekly VRDNs (Legacy Health System)/(U.S. Bank, N.A. LOC), 0.420%, 8/3/2016	1,900,000
		Pennsylvania—6.1%
30,000,000	[3,4]	Allegheny County, PA HDA, RBC Muni Trust (Series E-72), % TOBs (UPMC Health System)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 9/1/2016	30,000,000
3,700,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.450%, 8/4/2016	3,700,000
1,000,000		Allegheny County, PA IDA, (Series of 2001) Weekly VRDNs (The Education Center at The Watson Institute)/(PNC Bank, N.A. LOC), 0.450%, 8/4/2016	1,000,000
12,550,000		Butler County, PA General Authority, (Series 2007) Weekly VRDNs (Hampton Township School District, PA)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.470%, 8/4/2016	12,550,000
6,795,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.500%, 8/4/2016	6,795,000
18,955,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (South Park School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.500%, 8/4/2016	18,955,000
1,100,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.450%, 8/4/2016	1,100,000
3,290,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.450%, 8/4/2016	3,290,000
19,340,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.470%, 8/3/2016	19,340,000
Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$3,015,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/4/2016	$3,015,000
5,700,000		Geisinger Authority, PA Health System, (Series 2013B) Daily VRDNs (Geisinger Health System)/(TD Bank, N.A. LIQ), 0.370%, 8/1/2016	5,700,000
20,100,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.500%, 8/4/2016	20,100,000
1,375,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(PNC Bank, N.A. LOC), 0.460%, 8/4/2016	1,375,000
86,700,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.620%, 8/4/2016	86,700,000
68,175,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.500%, 8/4/2016	68,175,000
1,725,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/5/2016	1,725,000
2,830,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.460%, 8/4/2016	2,830,000
		TOTAL	286,350,000
		South Carolina—0.3%
7,410,000	[3,4]	Greenwood County, SC Hospital, Stage Trust (Series 2009-66C), 0.64% TOBs (Self Regional Healthcare)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 8/11/2016	7,410,000
6,500,000		Lexington, SC Water & Sewage, (Series 2015), 2.50% BANs, 12/1/2016	6,539,823
		TOTAL	13,949,823
		Tennessee—2.2%
57,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, (Series A), 0.49% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 8/16/2016	57,500,000
9,300,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.520%, 8/3/2016	9,300,000
34,965,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.390%, 8/1/2016	34,965,000
		TOTAL	101,765,000
		Texas—5.2%
2,650,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.470%, 8/4/2016	2,650,000
Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$700,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.530%, 8/4/2016	$700,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(Texas PSFG Program LOC), 0.480%, 8/4/2016	24,150,000
13,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Series 2009 C-2), 0.56% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/18/2016	13,000,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.54% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 9/7/2016	30,000,000
17,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.56% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/18/2016	17,000,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.64% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 8/11/2016	18,965,000
40,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.570%, 8/4/2016	40,000,000
10,780,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-1015) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.590%, 8/4/2016	10,780,000
25,660,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-626) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.570%, 8/4/2016	25,660,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.470%, 8/3/2016	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.470%, 8/3/2016	21,000,000
16,000,000	[3,4]	Texas State Transportation Commission, Tender Option Bond Trust Certificates (2015-XF2001) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	16,000,000
		TOTAL	244,905,000
		Virginia—1.6%
2,000,000		Fairfax County, VA IDA, (Series 2016C) Weekly VRDNs (Inova Health System), 0.440%, 8/3/2016	2,000,000
5,400,000		Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.450%, 8/3/2016	5,400,000
6,000,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.460%, 8/4/2016	6,000,000
Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$57,120,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.60% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 9/8/2016	$57,120,000
3,450,000	[3,4]	Virginia Small Business Financing Authority, Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	3,450,000
		TOTAL	73,970,000
		Washington—0.6%
24,845,000	[3,4]	Central Puget Sound, WA Regional Transit Authority, Tender Option Bond Trust Receipts (2016-ZF0473) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	24,845,000
4,275,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 0.460%, 8/3/2016	4,275,000
875,000		Washington State Health Care Facilities Authority, (Series 2007D) Daily VRDNs (Multicare Health System)/(Barclays Bank PLC LOC), 0.380%, 8/1/2016	875,000
		TOTAL	29,995,000
		West Virginia—0.6%
27,505,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 8/4/2016	27,505,000
		TOTAL MUNICIPAL INVESTMENTS—93.7% (AT AMORTIZED COST)[5]	4,377,865,552
		OTHER ASSETS AND LIABILITIES - NET—6.3%[6]	295,158,731
		TOTAL NET ASSETS—100%	$4,673,024,283
At July 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $1,895,399,500, which represented 40.6% of total net assets.
Annual Shareholder Report
20

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $1,895,399,500, which represented 40.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
21

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.11%	0.02%	0.01%	0.02%	0.04%
Ratios to Average Net Assets:
Net expenses	0.13%[3]	0.08%[3]	0.10%[3]	0.18%[3]	0.21%[3]
Net investment income	0.08%	0.01%	0.01%	0.02%	0.03%
Expense waiver/reimbursement[4]	0.17%	0.21%	0.19%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,088,135	$5,295,667	$5,272,724	$5,906,897	$6,671,609
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.13%, 0.08%, 0.10%, 0.18% and 0.21% for the years ended July 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.02%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.08%[3]	0.10%[3]	0.18%[3]	0.24%[3]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.34%	0.46%	0.44%	0.36%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$584,889	$1,179,326	$1,241,451	$1,339,613	$1,620,808
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.08%, 0.10%, 0.18% and 0.24% for the years ended July 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Assets and Liabilities
July 31, 2016
Assets:
Total investment in securities, at amortized cost and fair value		$4,377,865,552
Cash		453,835
Income receivable		4,665,439
Receivable for investments sold		291,851,951
Receivable for shares sold		172,216
TOTAL ASSETS		4,675,008,993
Liabilities:
Payable for shares redeemed	$788,651
Income distribution payable	841,147
Payable to adviser (Note 5)	45,907
Payable for administrative fee (Note 5)	29,957
Payable for portfolio accounting fees	56,604
Payable for other service fees (Notes 2 and 5)	145,686
Accrued expenses (Note 5)	76,758
TOTAL LIABILITIES		1,984,710
Net assets for 4,672,556,779 shares outstanding		$4,673,024,283
Net Assets Consist of:
Paid-in capital		$4,672,537,296
Accumulated net realized gain on investments		486,894
Undistributed net investment income		93
TOTAL NET ASSETS		$4,673,024,283
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$4,088,134,902 ÷ 4,087,725,931 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$584,889,381 ÷ 584,830,848 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$13,390,718
Expenses:
Investment adviser fee (Note 5)		$12,806,419
Administrative fee (Note 5)		5,008,926
Custodian fees		201,188
Transfer agent fee		54,829
Directors'/Trustees' fees (Note 5)		49,039
Auditing fees		21,610
Legal fees		101,175
Portfolio accounting fees		220,483
Other service fees (Notes 2 and 5)		2,788,105
Share registration costs		64,330
Printing and postage		33,676
Miscellaneous (Note 5)		186,369
TOTAL EXPENSES		21,536,149
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(10,644,644)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(1,971,238)
Reduction of custodian fees (Note 6)	(3,073)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(12,618,955)
Net expenses			8,917,194
Net investment income			4,473,524
Net realized gain on investments			486,951
Change in net assets resulting from operations			$4,960,475
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,473,524	$674,552
Net realized gain on investments	486,951	1,538,548
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,960,475	2,213,100
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(4,354,762)	(554,557)
Service Shares	(119,090)	(119,615)
Distributions from net realized gain on investments
Wealth Shares	(983,372)	(786,949)
Service Shares	(189,379)	(160,788)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,646,603)	(1,621,909)
Share Transactions:
Proceeds from sale of shares	18,913,421,293	21,073,385,239
Net asset value of shares issued to shareholders in payment of distributions declared	825,185	387,252
Cost of shares redeemed	(20,715,529,098)	(21,113,546,146)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,801,282,620)	(39,773,655)
Change in net assets	(1,801,968,748)	(39,182,464)
Net Assets:
Beginning of period	6,474,993,031	6,514,175,495
End of period (including undistributed net investment income of $93 and $421, respectively)	$4,673,024,283	$6,474,993,031
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $12,618,955 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended July 31, 2016, unaffiliated third parties waived $726 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,788,105	$(26,103)	$(1,944,409)
For the year ended July 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2016		2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	16,339,974,079	$16,339,974,079	18,579,593,514	$18,579,593,514
Shares issued to shareholders in payment of distributions declared	703,277	703,277	282,594	282,594
Shares redeemed	(17,547,670,430)	(17,547,670,430)	(18,557,421,934)	(18,557,421,934)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(1,206,993,074)	$(1,206,993,074)	22,454,174	$22,454,174
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Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,573,447,214	$2,573,447,214	2,493,791,725	$2,493,791,725
Shares issued to shareholders in payment of distributions declared	121,908	121,908	104,658	104,658
Shares redeemed	(3,167,858,668)	(3,167,858,668)	(2,556,124,212)	(2,556,124,212)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(594,289,546)	$(594,289,546)	(62,227,829)	$(62,227,829)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,801,282,620)	$(1,801,282,620)	(39,773,655)	$(39,773,655)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015 was as follows:
	2016	2015
Tax-exempt income	$4,461,933	$674,172
Ordinary income[1]	$313,825	$124,005
Long-term capital gains	$870,845	$823,732
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$93
Undistributed ordinary income[2]	$98,654
Undistributed long-term capital gains	$388,240
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the Adviser voluntarily waived $10,644,644 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended July 31, 2016, FSSC received $1,588 and reimbursed $26,103 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,334,193,000 and $3,389,410,000, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2016, the Fund's expenses were reduced by $3,073 under these arrangements.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
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Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
10. Subsequent Event
Effective October 1, 2016, the Fund will no longer participate in the LOC disclosed above.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2016, the amount of long-term capital gains designated by the Fund was $870,845.
For the year ended July 31, 2016, 99.7% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated tax-free obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Tax-Free Obligations Fund as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 26, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.80	$0.90[2]
Service Shares	$1,000	$1,000.10	$1.64[3]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.97	$0.91[2]
Service Shares	$1,000	$1,023.22	$1.66[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.18%
Service Shares	0.33%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.04 and $1.06, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.29 and $2.31, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is a Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2016
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 60934N880
Q450528 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
Automated	TOAXX
Institutional	TOIXX
Service	TOSXX
Capital	TOCXX
Trust	TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	46.3%
U.S. Treasury Securities	49.2%
Other Assets and Liabilities—Net[2]	4.5%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity schedule3 was follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.0%
8-30 Days	5.7%
31-90 Days	6.7%
91-180 Days	7.8%
181 Days or more	10.3%
Other Assets and Liabilities—Net[2]	4.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—46.3%
$625,000,000	Interest in $3,800,000,000 joint repurchase agreement 0.34%, dated 7/29/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $3,800,107,667 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $3,876,109,821.	$625,000,000
200,000,000	Repurchase agreement 0.34%, dated 7/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $200,005,667 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $204,005,857.	200,000,000
950,000,000	Interest in $1,100,000,000 joint repurchase agreement 0.33%, dated 7/29/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,100,030,250 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,122,030,856.	950,000,000
50,000,000	Repurchase agreement 0.33%, dated 7/29/2016 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,001,375 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2025 and the market value of those underlying securities was $51,001,469.	50,000,000
100,000,000	Repurchase agreement 0.33%, dated 7/29/2016 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,002,750 on 8/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2022 and the market value of those underlying securities was $102,003,706.	100,000,000
250,000,000	Repurchase agreement 0.33%, dated 7/29/2016 under which Citibank, N.A. will repurchase securities provided as collateral for $250,006,875 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $255,007,071.	250,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 0.31%, dated 7/28/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,030,139 on 8/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2024 and the market value of those underlying securities was $510,017,638.	475,000,000
Annual Shareholder Report
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Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—continued
$500,000,000		Repurchase agreement 0.33%, dated 7/29/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,013,750 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2024 and the market value of those underlying securities was $510,014,125.	$500,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.31%, dated 7/27/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,030,139 on 8/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $510,022,002.	250,000,000
600,000,000		Interest in $4,000,000,000 joint repurchase agreement 0.33%, dated 7/29/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,110,000 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $4,080,112,229.	600,000,000
100,000,000		Repurchase agreement 0.35%, dated 7/29/2016 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $100,002,917 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 5/31/2023 and the market value of those underlying securities was $102,001,954.	100,000,000
100,000,000		Interest in $200,000,000 joint repurchase agreement 0.28%, dated 7/29/2016 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $200,004,667 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $204,004,835.	100,000,000
1,500,000,000		Repurchase agreement 0.25%, dated 7/29/2016 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,500,031,250 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,500,031,339.	1,500,000,000
300,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.30%, dated 7/15/2016 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,275,000 on 8/17/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $1,020,144,507.	300,000,000
Annual Shareholder Report
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Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
$300,000,000	Repurchase agreement 0.31%, dated 7/29/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $300,007,750 on 8/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2023 and the market value of those underlying securities was $306,004,733.	$300,000,000
200,000,000	Repurchase agreement 0.31%, dated 7/29/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $200,005,167 on 8/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2024 and the market value of those underlying securities was $204,000,113.	200,000,000
250,000,000	Repurchase agreement 0.32%, dated 7/29/2016 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $250,006,667 on 8/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $255,002,869.	250,000,000
425,000,000	Repurchase agreement 0.32%, dated 7/29/2016 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $425,011,333 on 8/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $433,502,345.	425,000,000
81,283,000	Repurchase agreement 0.32%, dated 7/29/2016 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $81,285,168 on 8/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $82,912,273.	81,283,000
500,000,000	Repurchase agreement 0.33%, dated 7/29/2016 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,013,750 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2024 and the market value of those underlying securities was $510,014,085.	500,000,000
200,000,000	Repurchase agreement 0.33%, dated 7/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $200,005,500 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $204,005,672.	200,000,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—continued
$200,000,000		Repurchase agreement 0.33%, dated 7/29/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $200,005,500 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2022 and the market value of those underlying securities was $204,005,681.	$200,000,000
500,000,000		Repurchase agreement 0.33%, dated 7/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $500,013,750 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $510,014,079.	500,000,000
471,312,000		Repurchase agreement 0.34%, dated 7/29/2016 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $471,325,354 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $479,662,553.	471,312,000
475,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.33%, dated 7/27/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,265,833 on 9/23/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $510,023,422.	475,000,000
900,000,000		Repurchase agreement 0.33%, dated 7/29/2016 under which RBS Securities, Inc. will repurchase securities provided as collateral for $900,024,750 on 8/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $918,003,716.	900,000,000
300,000,000		Repurchase agreement 0.32%, dated 7/27/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $300,018,667 on 8/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $306,013,623.	300,000,000
950,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.32%, dated 7/28/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,062,222 on 8/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $1,020,036,324.	950,000,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—continued
$700,000,000		Repurchase agreement 0.33%, dated 7/29/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $700,019,250 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $714,019,669.	$700,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.34%, dated 7/29/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,066,111 on 8/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,020,028,913.	500,000,000
500,000,000	[1]	Interest in $1,500,000,000 joint repurchase agreement 0.35%, dated 7/18/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,510,417 on 8/22/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,530,208,251.	500,000,000
190,000,000		Interest in $200,000,000 joint repurchase agreement 0.31%, dated 7/26/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $200,012,056 on 8/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $204,010,544.	190,000,000
200,000,000		Repurchase agreement 0.34%, dated 7/29/2016 under which Wells Fargo Bank N.A. will repurchase securities provided as collateral for $200,005,667 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 10/31/2019 and the market value of those underlying securities was $204,005,788.	200,000,000
350,000,000	[1]	Repurchase agreement 0.40%, dated 7/7/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $350,245,000 on 9/8/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2023 and the market value of those underlying securities was $357,099,210.	350,000,000
		TOTAL REPURCHASE AGREEMENTS	14,192,595,000
		U.S. TREASURIES—40.7%
286,000,000	[2]	United States Treasury Bills, 0.280%, 8/25/2016	285,946,613
300,000,000	[2]	United States Treasury Bills, 0.300%, 8/11/2016	299,975,000
245,000,000	[2]	United States Treasury Bills, 0.425%, 1/19/2017	244,505,406
184,000,000	[2]	United States Treasury Bills, 0.600% - 0.610%, 4/27/2017	183,168,192
280,000,000	[2]	United States Treasury Bills, 0.675% - 0.700%, 5/25/2017	278,415,381
Annual Shareholder Report
6

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
$3,464,220,000	[3]	United States Treasury Floating Rate Notes, 0.390% - 0.592%, 7/31/2016 - 8/2/2016	$3,463,852,447
423,000,000		United States Treasury Notes, 0.375% - 3.125%, 10/31/2016	424,342,446
96,900,000		United States Treasury Notes, 0.500% - 1.000%, 9/30/2016	96,897,896
1,188,900,000		United States Treasury Notes, 0.500% - 3.000%, 8/31/2016	1,190,491,816
959,800,000		United States Treasury Notes, 0.500% - 3.125%, 4/30/2017	965,535,489
515,000,000		United States Treasury Notes, 0.625% - 4.625%, 2/15/2017	521,228,631
812,800,000		United States Treasury Notes, 0.625% - 4.875%, 8/15/2016	813,592,241
150,000,000		United States Treasury Notes, 0.625%, 10/15/2016	150,029,568
235,000,000		United States Treasury Notes, 0.625%, 11/15/2016	235,073,623
416,500,000		United States Treasury Notes, 0.625%, 5/31/2017	416,455,356
444,000,000		United States Treasury Notes, 0.750%, 1/15/2017	444,452,837
329,000,000		United States Treasury Notes, 0.750%, 3/15/2017	329,510,192
853,000,000		United States Treasury Notes, 0.875% - 3.250%, 12/31/2016	860,577,075
601,900,000		United States Treasury Notes, 0.875%, 9/15/2016	602,146,986
188,000,000		United States Treasury Notes, 0.875%, 2/28/2017	188,436,931
180,000,000		United States Treasury Notes, 2.750%, 11/30/2016	181,412,934
280,000,000		United States Treasury Notes, 3.125%, 1/31/2017	283,472,692
		TOTAL U.S. TREASURIES	12,459,519,752
		TOTAL INVESTMENTS—87.0% (AT AMORTIZED COST)[4]	26,652,114,752
		OTHER ASSETS AND LIABILITIES - NET—13.0%[5]	3,995,085,206
		TOTAL NET ASSETS—100%	$30,647,199,958
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Floating rate notes with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended		Period Ended 7/31/2014[1]
	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.28%	0.07%	0.06%[5]
Net investment income	0.01%	0.01%	0.03%[5]
Expense waiver/reimbursement[6]	0.36%	0.56%	0.62%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,196,515	$1,762,114	$1,259,398
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.11%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.18%	0.07%	0.06%	0.14%	0.10%
Net investment income	0.11%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.11%	0.21%	0.22%	0.15%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,141,953	$22,161,341	$17,466,664	$18,310,173	$16,201,298
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.27%	0.07%	0.06%	0.14%	0.10%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.27%	0.46%	0.47%	0.40%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,864,431	$3,749,474	$4,053,950	$4,382,656	$4,525,468
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.24%	0.07%	0.06%	0.14%	0.09%
Net investment income	0.05%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[3]	0.15%	0.31%	0.32%	0.25%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$802,172	$798,750	$581,661	$634,334	$372,061
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.27%	0.07%	0.06%	0.14%	0.10%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.51%	0.71%	0.72%	0.65%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$642,129	$630,384	$436,361	$560,816	$710,705
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities
July 31, 2016
Assets:
Investment in repurchase agreements	$14,192,595,000
Investment in securities	12,459,519,752
Total investment in securities, at amortized cost and fair value		$26,652,114,752
Cash		247,426,266
Income receivable		75,876,647
Receivable for investments sold		4,010,650,000
Receivable for shares sold		7,198,130
TOTAL ASSETS		30,993,265,795
Liabilities:
Payable for investments purchased	338,536,943
Payable for shares redeemed	2,752,596
Income distribution payable	2,653,846
Payable to adviser (Note 5)	299,187
Payable for administrative fee (Note 5)	196,407
Payable for distribution services fee (Note 5)	104,950
Payable for other service fees (Notes 2 and 5)	936,448
Accrued expenses (Note 5)	585,460
TOTAL LIABILITIES		346,065,837
Net assets for 30,646,713,908 shares outstanding		$30,647,199,958
Net Assets Consist of:
Paid-in capital		$30,646,875,010
Accumulated net realized gain on investments		298,869
Undistributed net investment income		26,079
TOTAL NET ASSETS		$30,647,199,958
Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$2,196,515,012 ÷ 2,196,480,172 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$23,141,953,483 ÷ 23,141,586,473 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,864,430,802 ÷ 3,864,369,512 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$802,171,826 ÷ 802,159,102 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$642,128,835 ÷ 642,118,649 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$76,858,641
Expenses:
Investment adviser fee (Note 5)		$54,359,083
Administrative fee (Note 5)		21,261,281
Custodian fees		862,259
Transfer agent fee (Note 2)		2,290,920
Directors'/Trustees' fees (Note 5)		196,889
Auditing fees		22,641
Legal fees		8,473
Portfolio accounting fees		230,560
Distribution services fee (Note 5)		1,654,897
Other service fees (Notes 2 and 5)		16,761,383
Share registration costs		126,188
Printing and postage		90,549
Miscellaneous (Note 5)		680,454
TOTAL EXPENSES		98,545,577
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(30,419,319)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(13,764,558)
TOTAL WAIVERS AND REIMBURSEMENTS		(44,183,877)
Net expenses			54,361,700
Net investment income			22,496,941
Net realized gain on investments			420,281
Change in net assets resulting from operations			$22,917,222
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,496,941	$2,595,124
Net realized gain on investments	420,281	235,157
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,917,222	2,830,281
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(196,947)	(150,086)
Institutional Shares	(21,501,880)	(1,842,984)
Service Shares	(375,337)	(415,566)
Capital Shares	(369,151)	(80,513)
Trust Shares	(66,195)	(52,955)
Distributions from net realized gain on investments
Automated Shares	(23,607)	(3,987)
Institutional Shares	(261,099)	(55,695)
Service Shares	(52,586)	(11,946)
Capital Shares	(10,185)	(1,753)
Trust Shares	(8,457)	(1,331)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,865,444)	(2,616,816)
Share Transactions:
Proceeds from sale of shares	136,100,140,791	123,248,204,281
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington U.S. Treasury Money Market Fund	702,519,649	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series II	—	29,195,920
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Money Trust	—	80,946,968
Net asset value of shares issued to shareholders in payment of distributions declared	7,455,786	854,294
Cost of shares redeemed	(135,265,031,943)	(118,055,385,935)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,545,084,283	5,303,815,528
Change in net assets	1,545,136,061	5,304,028,993
Net Assets:
Beginning of period	29,102,063,897	23,798,034,904
End of period (including undistributed net investment income of $26,079 and $38,648, respectively)	$30,647,199,958	$29,102,063,897
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 diversified portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On December 4, 2015, the Fund acquired all of the net assets of Huntington U.S. Treasury Money Market Fund, an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Huntington U.S. Treasury Money Market Fund's shareholders on December 2, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Huntington U.S. Treasury Money Market Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Huntington U.S. Treasury Money Market Fund A Shares exchanged, a shareholder received one share of the Fund's Service Shares.
For every one share of Huntington U.S. Treasury Money Market Fund Service Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
The Fund received net assets from Huntington U.S. Treasury Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Huntington U.S. Treasury Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
702,519,649	$702,519,649	$26,404,953,361	$27,107,439,616
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, were as follows:
Net investment income*	$22,496,941
Net realized gain on investments	$420,281
Net increase in net assets resulting from operations	$22,917,222
*	Net investment income includes $30,982 of pro forma additional expenses.

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Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Huntington U.S. Treasury Money Market Fund that has been included in the Fund's Statement of Operations for the year ended July 31, 2016.
On September 19, 2014, the Fund acquired all of the net assets of Federated Treasury Cash Series II, an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Federated Treasury Cash Series II shareholders on May 16, 2014. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Federated Treasury Cash Series II was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated Treasury Cash Series II exchanged, a shareholder received one share of the Fund's Trust Shares.
The Fund received net assets from Federated Treasury Cash Series II as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Treasury Cash Series II Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
29,195,909	$29,195,920	$25,049,795,550	$25,078,991,470
Assuming the acquisition had been completed on August 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2015, were as follows:
Net investment income*	$2,595,124
Net realized gain on investments	$235,157
Net increase in net assets resulting from operations	$2,830,281
*	Net investment income includes $48,462 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Federated Treasury Cash Series II that has been included in the Fund's Statement of Operations for the year ended July 31, 2015.
On October 10, 2014, the Fund acquired all of the net assets of Federated Automated Government Money Trust, an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Federated Automated Government Money Trust's shareholders on May 16, 2014. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Federated Automated Government Money Trust was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
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For every one share of Federated Automated Government Money Trust Shares exchanged, a shareholder received one share of the Fund's Automated Shares.
The Fund received net assets from Federated Automated Government Money Trust as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Automated Government Money Trust Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
80,948,872	$80,946,968	$25,122,700,517	$25,203,647,485
Assuming the acquisition had been completed on August 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2015, were as follows:
Net investment income*	$2,590,465
Net realized gain on investments	$235,157
Net increase in net assets resulting from operations	$2,825,622
*	Net investment income includes $4,640 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Federated Automated Government Money Trust that has been included in the Fund's Statement of Operations for the year ended July 31, 2015.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation
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Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, other
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service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $44,183,877 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 30, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,995,140	$(124,424)	$(602,013)
Institutional Shares	235,417	(153)	—
Service Shares	43,318	(100)	—
Capital Shares	9,241	—	—
Trust Shares	7,804	—	—
TOTAL	$2,290,920	$(124,677)	$(602,013)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July, 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$4,928,644	$(214,656)	$(3,942,779)
Service Shares	9,389,244	(331,576)	(5,572,996)
Capital Shares	788,598	(5,517)	(307,914)
Trust Shares	1,654,897	—	(1,654,897)
TOTAL	$16,761,383	$(551,749)	$(11,478,586)
For the year ended July 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted daily until maturity.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2016		2015
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	2,018,332,009	$2,018,343,395	1,839,592,290	$1,839,592,290
Shares issued in connection with the tax-free transfer of assets from Federated Automated Government Money Trust	—	—	80,948,872	80,946,968
Shares issued to shareholders in payment of distributions declared	213,956	213,956	149,790	149,790
Shares redeemed	(1,584,165,217)	(1,584,165,217)	(1,417,986,250)	(1,417,986,250)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	434,380,748	$434,392,134	502,704,702	$502,702,798
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Year Ended July 31	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	116,414,948,227	$116,414,968,921	100,236,215,155	$100,236,215,155
Shares issued in connection with the tax-free transfer of assets from Huntington U.S. Treasury Money Market Fund	639,522,681	639,522,681	—	—
Shares issued to shareholders in payment of distributions declared	7,083,354	7,083,354	614,825	614,825
Shares redeemed	(116,080,993,706)	(116,080,993,706)	(95,542,315,219)	(95,542,315,219)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	980,560,556	980,581,250	4,694,514,761	$4,694,514,761

Year Ended July 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	14,324,627,301	$14,324,629,956	17,077,527,413	$17,077,527,413
Shares issued in connection with the tax-free transfer of assets from Huntington U.S. Treasury Money Market Fund	62,996,968	62,996,968	—	—
Shares issued to shareholders in payment of distributions declared	80,702	80,702		57,860
Shares redeemed	(14,272,759,117)	(14,272,759,117)	(17,382,087,799)	(17,382,087,799)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	114,945,854	$114,948,509	(304,502,526)	$(304,502,526)

Year Ended July 31	2016		2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,962,620,471	$1,962,583,639	2,656,381,715	$2,656,381,715
Shares issued to shareholders in payment of distributions declared	58,309	58,309	14,676	14,676
Shares redeemed	(1,959,222,357)	(1,959,222,357)	(2,439,313,799)	(2,439,313,799)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,456,423	$3,419,591	217,082,592	$217,082,592
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Year Ended July 31	2016		2015
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,379,612,783	$1,379,614,880	1,438,487,707	$1,438,487,708
Shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series II	—	—	29,195,909	29,195,920
Shares issued to shareholders in payment of distributions declared	19,465	19,465	17,143	17,143
Shares redeemed	(1,367,891,546)	(1,367,891,546)	(1,273,682,868)	(1,273,682,868)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	11,740,702	$11,742,799	194,017,891	$194,017,903
NET CHANGE RESULTING FROM TOTAL FUND SHARES TRANSACTIONS	1,545,084,283	$1,545,084,283	5,303,817,420	$5,303,815,528
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015 was as follows:
	2016	2015
Ordinary income[1]	$22,865,444	$2,616,816
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$317,392
Undistributed long term capital gains	$7,556
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the Adviser voluntarily waived $30,419,319 of its fee and voluntarily reimbursed $124,677 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$1,654,897	$(1,007,533)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2016, FSSC received $646 and reimbursed $551,749 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust
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Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,310,473,119 and $0, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio
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securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
9. Subsequent Event
Effective October 1, 2016, the Fund will no longer participate in the LOC disclosed above.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2016, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF federated treasury obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Treasury Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended as indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Treasury Obligations Fund as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 26, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.05	$1.88[2]
Institutional Shares	$1,000	$1,001.91	$1.03
Service Shares	$1,000	$1,000.05	$1.88[3]
Capital Shares	$1,000	$1,001.41	$1.53
Trust Shares	$1,000	$1,000.05	$1.88[4]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.98	$1.91[2]
Institutional Shares	$1,000	$1,023.84	$1.04
Service Shares	$1,000	$1,022.98	$1.91[3]
Capital Shares	$1,000	$1,023.34	$1.54
Trust Shares	$1,000	$1,022.98	$1.90[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.38%
Institutional Shares	0.21%
Service Shares	0.38%
Capital Shares	0.31%
Trust Shares	0.38%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.74 and $2.77, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.48 and $3.52, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2016
Federated Treasury Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450531 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2016
Share Class	Ticker
Institutional	TTOXX
Cash II	TTIXX
Cash Series	TCSXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	41.6%
U.S. Treasury Securities	47.5%
Other Assets and Liabilities—Net[2]	10.9%
TOTAL	100.0%
At July 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.3%
8 to 30 Days	7.8%
31 to 90 Days	9.5%
91 to 180 Days	7.3%
181 Days or more	11.2%
Other Assets and Liabilities—Net[2]	10.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2016
Principal Amount			Value
		REPURCHASE AGREEMENTS—41.6%
$175,000,000		Interest in $3,800,000,000 joint repurchase agreement 0.34%, dated 7/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,800,107,667 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $3,876,109,821.	$175,000,000
150,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.33%, dated 7/29/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,100,030,250 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,122,030,856.	150,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement 0.31%, dated 7/28/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,030,139 on 8/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2024 and the market value of those underlying securities was $510,017,638.	25,000,000
169,000,000		Interest in $4,000,000,000 joint repurchase agreement 0.33%, dated 7/29/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,110,000 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $4,080,112,229.	169,000,000
25,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.33%, dated 7/27/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,265,833 on 9/23/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $510,023,422.	25,000,000
50,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.32%, dated 7/28/2016 under which Societe Generale, Paris will repurchase securities provided as collateral for $1,000,062,222 on 8/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $1,020,036,324.	50,000,000
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2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$10,000,000		Interest in $200,000,000 joint repurchase agreement 0.31%, dated 7/26/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $200,012,056 on 8/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $204,010,544.	$10,000,000
		TOTAL REPURCHASE AGREEMENTS	604,000,000
		U.S. TREASURIES—47.5%
23,282,000	[2]	United States Treasury Bills, 0.280%, 8/25/2016	23,277,654
25,000,000	[2]	United States Treasury Bills, 0.300%, 8/11/2016	24,997,917
13,000,000	[2]	United States Treasury Bills, 0.425%, 1/19/2017	12,973,756
10,000,000	[2]	United States Treasury Bills, 0.600%—0.610%, 4/27/2017	9,954,793
10,000,000	[2]	United States Treasury Bills, 0.675%—0.695%, 5/25/2017	9,943,488
180,800,000	[3]	United States Treasury Floating Rate Notes, 0.390%—0.592%, 7/31/2016 - 8/2/2016	180,765,415
30,000,000		United States Treasury Notes, 0.375%—3.125%, 10/31/2016	30,113,886
14,865,000		United States Treasury Notes, 0.500%—3.000%, 9/30/2016	14,904,415
48,500,000		United States Treasury Notes, 0.500%—3.125%, 4/30/2017	48,803,872
29,000,000		United States Treasury Notes, 0.625%—4.625%, 2/15/2017	29,361,815
53,000,000		United States Treasury Notes, 0.625%—4.875%, 8/15/2016	53,046,268
5,000,000		United States Treasury Notes, 0.625%, 11/15/2016	4,999,937
23,500,000		United States Treasury Notes, 0.625%, 5/31/2017	23,495,846
24,000,000		United States Treasury Notes, 0.750%, 1/15/2017	24,024,478
16,000,000		United States Treasury Notes, 0.750%, 3/15/2017	16,024,355
34,000,000		United States Treasury Notes, 0.875%—3.250%, 12/31/2016	34,273,545
79,000,000		United States Treasury Notes, 0.875%, 9/15/2016	79,032,577
9,000,000		United States Treasury Notes, 0.875%, 2/28/2017	9,020,917
44,000,000		United States Treasury Notes, 1.000%—3.000%, 8/31/2016	44,056,792
15,000,000		United States Treasury Notes, 3.125%, 1/31/2017	15,186,091
		TOTAL U.S. TREASURIES	688,257,817
		TOTAL INVESTMENTS—89.1% (AT AMORTIZED COST)[4]	1,292,257,817
		OTHER ASSETS AND LIABILITIES - NET—10.9%[5]	158,722,329
		TOTAL NET ASSETS—100%	$1,450,980,146
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Floating rate notes with current rate(s) and next reset date(s) shown.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is a result of a receivable for investments sold.
Annual Shareholder Report
3

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	—	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]	—	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	—	—	—	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)	(0.000)	(0.000)	(0.000)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.11%	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.18%	0.08%	0.07%	0.14%	0.11%
Net investment income	0.12%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.17%	0.53%	0.52%	0.43%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$167,690	$115,211	$204,903	$174,791	$181,606
1	On June 2, 2015, the Fund's shares were re-designated as Institutional Shares.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	—
Net realized gain (loss) on investments	(0.003)	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.38%	0.13%[5]
Net investment income	0.00%	0.00%[5]
Expense waiver/reimbursement[6]	0.65%	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$617,216	$584
1	Reflects operations for the period from June 2, 2015 to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	—
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.32%	0.13%[5]
Net investment income	0.00%	0.00%[5]
Expense waiver/reimbursement[6]	0.97%	1.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$666,074	$154,125
1	Reflects operations for the period from June 2, 2015 to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
July 31, 2016
Assets:
Investment in repurchase agreements	$604,000,000
Investment in securities	688,257,817
Total investment in securities, at amortized cost and fair value		$1,292,257,817
Cash		74,947
Income receivable		3,782,814
Receivable for investments sold		166,750,000
Receivable for shares sold		10,520
TOTAL ASSETS		1,462,876,098
Liabilities:
Payable for investments purchased	$11,501,084
Payable for shares redeemed	106
Income distribution payable	23,484
Payable to adviser (Note 5)	6,475
Payable for administrative fee (Note 5)	9,302
Payable for distribution services fee (Note 5)	145,847
Accrued expenses (Note 5)	209,654
TOTAL LIABILITIES		11,895,952
Net assets for 1,450,972,615 shares outstanding		$1,450,980,146
Net Assets Consist of:
Paid-in capital		$1,450,972,644
Accumulated net realized gain on investments		6,881
Undistributed net investment income		621
TOTAL NET ASSETS		$1,450,980,146
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$167,689,642 ÷ 167,688,769 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$617,216,063 ÷ 617,212,869 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$666,074,441 ÷ 666,070,977 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended July 31, 2016
Investment Income:
Interest			$3,880,099
Expenses:
Investment adviser fee (Note 5)		$2,270,345
Administrative fee (Note 5)		887,794
Custodian fees		46,294
Transfer agent fee (Note 2)		1,084,441
Directors'/Trustees' fees (Note 5)		5,089
Auditing fees		22,350
Legal fees		8,596
Portfolio accounting fees		164,695
Distribution services fee (Note 5)		4,951,307
Other service fees (Note 2)		2,500,119
Share registration costs		237,821
Printing and postage		74,683
Miscellaneous (Note 5)		37,883
TOTAL EXPENSES		12,291,417
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(1,702,167)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	$(6,870,674)
TOTAL WAIVERS AND REIMBURSEMENTS		(8,572,841)
Net expenses			3,718,576
Net investment income			161,523
Net realized gain on investments			7,745
Change in net assets resulting from operations			$169,268
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets
Year Ended July 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$161,523	$—
Net realized gain on investments	7,745	1,510
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	169,268	1,510
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(160,902)	—
Cash II Shares	(0)[1]	—
Cash Series Shares	(0)[1]	—
Distributions from net realized gain on investments
Institutional Shares	(804)	(502)
Cash II Shares	(4)	—
Cash Series Shares	(1,564)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(163,274)	(502)
Share Transactions:
Proceeds from sale of shares	3,196,517,996	935,272,756
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series	678,053,289	—
Net asset value of shares issued to shareholders in payment of distributions declared	38,100	236
Cost of shares redeemed	(2,693,555,127)	(870,256,962)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,181,054,258	65,016,030
Change in net assets	1,181,060,252	65,017,038
Net Assets:
Beginning of period	269,919,894	204,902,856
End of period (including undistributed net investment income of $621 and $0, respectively)	$1,450,980,146	$269,919,894
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
July 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 31 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
On June 2, 2015, the Fund's current shares were re-designated as Institutional Shares and commenced offering Cash II Shares and Cash Series Shares.
On December 11, 2015, the Fund acquired all of the net assets of Federated Treasury Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
678,053,289	$678,053,289	$780,200,131	$1,458,253,420
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, were as follows:
Net investment income*	$161,523
Net realized gain on investments	$9,482
Net increase in net assets resulting from operations	$171,005
*	Due to the expense waivers/reimbursements in effect under current market conditions, there would have been no impact to net investment income and net expenses.

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Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Cash II Shares and Cash Series Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $8,572,841 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Institutional Shares	$14,519	$949	$94
Cash II Shares	$436,914	$—	$34,132
Cash Series Shares	$633,008	$—	$168,277
TOTAL	$1,084,441	$949	$202,503
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the
Annual Shareholder Report
13

Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Cash II Shares	$1,048,978	$(1,048,978)
Cash Series Shares	$1,451,141	$(1,451,141)
TOTAL	$2,500,119	$(2,500,119)
For the year ended July 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	720,120,601	$720,120,710	780,217,929	$780,217,929
Shares issued to shareholders in payment of distributions declared	36,536	36,536	236	236
Shares redeemed	(667,678,927)	(667,678,927)	(869,909,944)	(869,909,944)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	52,478,210	$52,478,319	(89,691,779)	$(89,691,779)

	Year Ended 7/31/2016		Period Ended 7/31/2015[1]
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	467,112,790	$467,112,769	640,974	$640,974
Shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series	678,053,277	678,053,289	—	—
Shares issued to shareholders in payment of distributions declared	4	4	—	—
Shares redeemed	(528,537,009)	(528,537,009)	(57,167)	(57,167)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	616,629,062	$616,629,053	583,807	$583,807

	Year Ended 7/31/2016		Period Ended 7/31/2015[1]
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	2,009,284,606	$2,009,284,517	154,413,853	$154,413,853
Shares issued to shareholders in payment of distributions declared	1,560	1,560	—	—
Shares redeemed	(1,497,339,191)	(1,497,339,191)	(289,851)	(289,851)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	511,946,975	$511,946,886	154,124,002	$154,124,002
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,181,054,247	$1,181,054,258	65,016,030	$65,016,030
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2016 and 2015 was as follows:
	2016	2015
Ordinary income[1]	$163,274	$502
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of July 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$7,140
Undistributed long-term capital gains	$362
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to June 2, 2015, the annual advisory fee was 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the Adviser voluntarily waived $1,702,167 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Reimbursed	Distribution Services Fees Waived
Cash II Shares	$1,468,569	$(1,077,015)	$—
Cash Series Shares	$3,482,738	$(2,509,632)	$(580,456)
TOTAL	$4,951,307	$(3,586,647)	$(580,456)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2016, FSC did not retain any fees paid by the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2016, the Fund had no outstanding loans. During the year ended July 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2016, there were no outstanding loans. During the year ended July 31, 2016, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
9. Subsequent Event
Effective October 1, 2016, the Fund will no longer participate in the LOC disclosed above.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF Federated Trust for u.s. treasury obligations:
We have audited the accompanying statement of assets and liabilities of Federated Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Trust for U.S. Treasury Obligations, a portfolio of Money Market Obligations Trust, at July 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 22, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.00	$1.00
Cash II Shares	$1,000	$1,000.00	$1.99[2]
Cash Series Shares	$1,000	$1,000.00	$1.99[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.87	$1.01
Cash II Shares	$1,000	$1,022.87	$2.01[2]
Cash Series Shares	$1,000	$1,022.87	$2.01[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Cash II Shares	0.40%
Cash Series Shares	0.40%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.48 and $4.52, respectively.

3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.22 and $5.27, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2016
Federated Trust for U.S. Treasury Obligations (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.20% reduction in the stated gross investment advisory fee from 0.40% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee was June 2, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
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Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Notes
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Notes
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
28731 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $651,465

Fiscal year ended 2015 - $696,900

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $13,000

Fiscal year ended 2015 - $1,087

Fiscal year ended 2016- - Audit consents issued for N-14 merger documents.

Fiscal year ended 2015- - Travel to Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,941 respectively. Fiscal year ended 2015- Audit consents issued for N-14 merger documents and travel expenses for attendance at Audit Committee meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016 - $90,278

Fiscal year ended 2015 - $68,073

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 22, 2016